             As filed with the Securities and Exchange Commission.

                                                       '33 Act File No. 33-86408
================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES

                                   ACT OF 1933                              [X]


                         POST EFFECTIVE AMENDMENT NO. 11


                                       and

                        REGISTRATION STATEMENT UNDER THE


                          INVESTMENT COMPANY ACT OF 1940                    [X]
                                AMENDMENT NO. 11


                        NATIONWIDE VA SEPARATE ACCOUNT- B

                           (Exact Name of Registrant)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111


    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215


                     (Name and Address of Agent for Service)

This Post-Effective amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information, and the Financial Statements.

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on September 20, 2000 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

===============================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-B

                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                                 CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..........................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses...............................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions........................................................Death Benefits
Item 10.   Purchases and Contract Value................................................Operation of the Contract
Item 11.   Redemptions....................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.........................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance Information.....................................Calculation of Performance
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.   Undertakings..................................................................................Item 32

                     SUPPLEMENT DATED SEPTEMBER 20, 2000, TO

                        PROSPECTUS DATED MAY 1, 2000, FOR

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VA SEPARATE ACCOUNT - B

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. AN APPLICATION HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC") FOR AN ORDER PERMITTING THE SUBSTITUTION OF SHARES OF THE UNDERLYING MUTUAL FUNDS IN COLUMN A ("EXISTING FUNDS") OF THE FOLLOWING TABLE WITH SHARES OF THE UNDERLYING MUTUAL FUNDS IN COLUMN B ("REPLACEMENT FUNDS"). UNTIL AN ORDER IS GRANTED BY THE SEC, BOTH INVESTMENT OPTIONS WILL BE AVAILABLE TO ALL CONTRACT OWNERS AS UNDERLYING MUTUAL FUND OPTIONS. IF AN ORDER IS GRANTED, INFORMATION WILL BE SENT TO ALL CONTRACT OWNERS REGARDING THE "EXCHANGE DATE" ON WHICH THE EXISTING FUNDS WILL BE ELIMINATED AS INVESTMENT OPTIONS AND SUBSTITUTED WITH THE REPLACEMENT FUNDS.

                      Column A                                   Column B
                 Existing Funds                            Replacement Funds
Strong Variable Insurance Funds, Inc. - Strong       Strong Opportunity Fund II, Inc.
Discovery Fund II, Inc.

2. THE "SURRENDER (REDEMPTION)" PROVISION ON PAGE 22 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:

         NATIONWIDE IS REQUIRED BY STATE LAW TO RESERVE THE RIGHT TO POSTPONE PAYMENT OF ASSETS IN THE FIXED ACCOUNT FOR A PERIOD OF UP TO SIX MONTHS FROM THE DATE OF THE SURRENDER REQUEST.

3. "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" ON PAGE 44 OF YOUR PROSPECTUS IS AMENDED TO READ:

         NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
         Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

         GROWTH PORTFOLIO
         Investment Objective: Capital growth. The portfolio pursues this goal by investing mainly in the common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

         GUARDIAN PORTFOLIO
         Investment Objective: Long-term capital growth, with current income as a secondary objective. The portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.


         LIMITED MATURITY BOND PORTFOLIO
         Investment Objective: The highest available current income consistent with liquidity and low risk to principal; total return is a secondary objective. The portfolio pursues these goals by investing mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers.

         PARTNERS PORTFOLIO
         Investment Objective: Capital growth. The portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.


4. EFFECTIVE SEPTEMBER 25, 2000: MERGER OF VAN KAMPEN LIFE INVESTMENT TRUST - MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO INTO THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO.

         Effective September 25, pursuant to shareholder vote, all shares of Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio were exchanged for shares of The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio. Any assets invested in Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio at the close of business on September 22, 2000 will be exchanged for shares of The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio. The value of the shares received in the exchange equals the value of the shares held in the Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio as of the close of business on September 22, 2000. This exchange of shares will not otherwise affect any contract rights. Contract owners are free to reallocate assets located in The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio pursuant to the terms of the contract.

         Following the exchange, contract owners who had assets in the Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio will have assets in The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio and the Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio will be terminated in accordance with Delaware state law.

5. EFFECTIVE SEPTEMBER 25, 2000, ALL REFERENCES IN YOUR PROSPECTUS TO VAN KAMPEN LIFE INVESTMENT TRUST - MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO ARE DELETED AND PAGE 1 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING UNDERLYING MUTUAL FUND:

           THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
            -        U.S. Real Estate Portfolio

6. EFFECTIVE SEPTEMBER 25, 2000, THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE ON PAGE 8 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

      (as a percentage of underlying mutual fund average net assets, after expense reimbursement)



                                                                                          Total Underlying
                                                       Management         Other    12b-1    Mutual Fund
                                                          Fees          Expenses    Fees     Expenses
           The Universal Institutional Funds, Inc.       0.75%           0.35%      0.00%       1.10%
           -- U. S. Real Estate Portfolio



     The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

         Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

      (as a percentage of underlying mutual fund average net assets, before expense reimbursement)



                                                                                                 Total Underlying
                                                           Management        Other        12b-1    Mutual Fund
                                                              Fees         Expenses        Fees      Expenses

               The Universal Institutional Funds, Inc.     0.80%           0.35%          0.00%         1.15%
              -- U. S. Real Estate Portfolio


7. EFFECTIVE SEPTEMBER 25, 2000, THE "EXAMPLE" CHART ON PAGE 11 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:


         The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

         The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the maximum amount of variable account charges that could be assessed to a contract (1.45%).

         Deductions for premium taxes are not reflected but may apply.

                                  If you surrender your      If you do not surrender your  If you annuitize your contract
                               contract at the end of the     contract at the end of the    at the end of the applicable
                                  applicable time period        applicable time period              time period
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.

             The Universal      27     82     140     298      27    82     140     298      *     82     140      298
             Institutional
             Funds, Inc. --
             U. S. Real
             Estate Portfolio

         * The contracts sold under this prospectus do not permit annuitization during the first two contract years.

8. EFFECTIVE SEPTEMBER 25, 2000, "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" ON PAGE 44 OF YOUR PROSPECTUS IS AMENDED TO READ:

         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
           U. S. REAL ESTATE PORTFOLIO

         Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan Stanley Asset Management, Inc. serves as the Fund's investment adviser.

9. EFFECTIVE OCTOBER 2, 2000, PAGE 1 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING UNDERLYING MUTUAL FUNDS:


         NATIONWIDE SEPARATE ACCOUNT TRUST

         -        Gartmore NSAT Emerging Markets Fund
         -        Gartmore NSAT Global Technology and Communications Fund
         -        Gartmore NSAT International Growth Fund
         -        Turner NSAT Growth Focus Fund

10. EFFECTIVE OCTOBER 2, 2000, THE FOLLOWING UNDERLYING MUTUAL FUNDS HAVE CHANGED NAMES. ALL REFERENCES IN YOUR PROSPECTUS TO THE OLD NAME WILL BE REPLACED WITH THE NEW NAME AS DESCRIBED BELOW:


     ALL REFERENCES TO...                                       ARE REPLACED WITH...
     NSAT - Nationwide Mid Cap Index Fund                     NSAT - Dreyfus NSAT Mid Cap Index Fund
     NSAT - Nationwide Multi Sector Bond Fund                 NSAT - MAS NSAT Multi Sector Bond Fund
     NSAT - Nationwide Strategic Growth Fund                  NSAT - Strong NSAT Mid Cap Growth Fund



11. EFFECTIVE OCTOBER 2, 2000, WADDELL & REED INVESTMENT MANAGEMENT COMPANY WILL REPLACE FRANKLIN ADVISERS, INC. AS ONE OF THE SUBADVISERS OF THE NATIONWIDE SEPARATE ACCOUNT TRUST - NATIONWIDE SMALL CAP GROWTH FUND. THERE IS NO CHANGE IN THE FUND'S OBJECTIVE AS IS STATED IN THE PROSPECTUS DATED MAY 1, 2000.

12. EFFECTIVE OCTOBER 2, 2000, THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE ON PAGE 8 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

  (as a percentage of underlying mutual fund average net assets, after expense reimbursement)



                                                                                                     Total Underlying
                                                          Management        Other         12b-1         Mutual Fund
                                                             Fees          Expenses       Fees           Expenses
           NSAT - Gartmore NSAT Emerging Markets Fund        0.87%          0.88%          0.00%           1.75%

           NSAT - Gartmore NSAT Global Technology and        0.62%          0.73%          0.00%           1.35%
           Communications Fund

           NSAT - Gartmore NSAT International Growth         0.72%          0.88%          0.00%           1.60%
           Fund

           NSAT - Nationwide Small Cap Value Fund            0.88%          0.37%          0.00%           1.25%

           NSAT - Turner NSAT Growth Focus Fund              0.59%          0.76%          0.00%           1.35%



     The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

         Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

  (as a percentage of underlying mutual fund average net assets, before expense reimbursement)



                                                                                                     Total Underlying
                                                          Management        Other         12b-1         Mutual Fund
                                                             Fees          Expenses       Fees             Expenses
          NSAT - Gartmore NSAT Emerging Markets Fund         1.15%          0.88%          0.00%           2.03%

          NSAT - Gartmore NSAT Global Technology and         0.98%          0.73%          0.00%           1.71%

          Communications Fund

          NSAT - Gartmore NSAT International Growth          1.00%          0.88%          0.00%           1.88%
          Fund

          NSAT - Nationwide Small Cap Value Fund             0.90%          0.37%          0.00%           1.27%

          NSAT - Turner NSAT Growth Focus Fund               0.90%          0.76%          0.00%           1.66%



13. EFFECTIVE OCTOBER 2, 2000, THE "EXAMPLE" CHART ON PAGE 11 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:


         The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

         The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the maximum amount of variable account charges that could be assessed to a contract (1.45%).

         Deductions for premium taxes are not reflected but may apply.

                                  If you surrender your      If you do not surrender your  If you annuitize your contract
                               contract at the end of the     contract at the end of the    at the end of the applicable
                                  applicable time period        applicable time period              time period

                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
                              -----  ------  ------ -------  -----  ----- ------  -------  ----- ------  ------  -----

          NSAT - Gartmore       91     139    181     308      28    85     145     308      *     85     145      308
          NSAT Emerging
          Markets Fund



          NSAT - Gartmore       87     127    161     266      24    73     125     266      *     73     125      266
          NSAT Global
          Technology and
          Communications Fund

                                  If you surrender your      If you do not surrender your  If you annuitize your contract
                               contract at the end of the     contract at the end of the    at the end of the applicable
                                  applicable time period        applicable time period              time period

                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
          NSAT - Gartmore
          NSAT International
          Growth Fund           89     135    174     292      26    81     138     292      *     81     138      292

          NSAT - Nationwide
          Small Cap Value
          Fund                  28     87     148     313      28    87     148     313      *     87     148      313

          NSAT - Turner NSAT
          Growth Focus Fund     87     127    161     266      24    73     125     266      *     73     125      266


         *The contracts sold under this prospectus do not permit annuitization during the first two contract years.

14. EFFECTIVE OCTOBER 2, 2000, "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" ON PAGE 44 OF YOUR PROSPECTUS IS AMENDED TO READ:



     NATIONWIDE SEPARATE ACCOUNT TRUST ("NSAT")

         GARTMORE NSAT EMERGING MARKETS FUND
         (subadviser: Gartmore Global Partners)
         Investment Objective: Long term capital growth by investing primarily in equity securities of companies located in emerging market countries.


         GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
         (subadviser: Gartmore Global Partners)
         Investment Objective: Long term capital appreciation by investing primarily and at least 65% of its total assets in equity securities issued by U.S. and foreign companies with business operations in technology and communications and technology and communication related industries.


         GARTMORE NSAT INTERNATIONAL GROWTH FUND
         (subadviser: Gartmore Global Partners)
         Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.

         TURNER NSAT GROWTH FOCUS FUND
         (subadviser: Turner Investment Partners, Inc.)
         Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

           Modified Single Premium Deferred Variable Annuity Contracts

             Issued by Nationwide Life and Annuity Insurance Company

                  through its Nationwide VA Separate Account-B

                   The date of this prospectus is May 1, 2000.


Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including other variable annuity or variable life insurance products offered by Nationwide Life and Annuity Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE UNDER THE CONTRACTS:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

         -        American Century VP Balanced
         -        American Century VP Income & Growth
         -        American Century VP International
         -        American Century VP Value

DREYFUS

         -        Dreyfus Investment Portfolios - European Equity Portfolio
         -        The Dreyfus Socially Responsible Growth Fund, Inc.
         -        Dreyfus Stock Index Fund, Inc.
         - Dreyfus Variable Investment Fund- Appreciation Portfolio (formerly, Dreyfus Variable Investment Fund- Capital Appreciation Portfolio)
         -        Dreyfus Variable Investment Fund- Growth & Income Portfolio*

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

         -        VIP Equity-Income Portfolio
         -        VIP Growth Portfolio
         -        VIP High Income Portfolio*
         -        VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

         -        VIP II Asset Manager Portfolio
         -        VIP II Contrafund(R) Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

         -        VIP III Growth Opportunities Portfolio

JANUS ASPEN SERIES

         -        Capital Appreciation Portfolio: Service Shares
         -        Global Technology Portfolio: Service Shares
         -        International Growth Portfolio: Service Shares

MORGAN STANLEY
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
         -        Emerging Markets Debt Portfolio
   VAN KAMPEN LIFE INVESTMENT TRUST
         -        Morgan Stanley Real Estate Securities Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST

         -        Capital Appreciation Fund
         -        Government Bond Fund
         -        Money Market Fund
         -        Total Return Fund
         -        Nationwide Mid Cap Index Fund (sub-adviser: The Dreyfus
                  Corporation)

         - Nationwide Multi Sector Bond Fund (sub-adviser: Miller, Anderson & Sherrerd, LLP)
         - Nationwide Small Cap Growth Fund (sub-advisers: Franklin Advisers, Inc., Miller, Anderson & Sherrered, LLP, Neuberger Berman, LLC)
         -        Nationwide Small Cap Value Fund (sub-adviser: The Dreyfus
                  Corporation)
         - Nationwide Small Company Fund (sub-advisers: The Dreyfus Corporation, Neuberger Berman, LLC., Lazard Asset Management and Strong Capital Management, Inc.)
         - Nationwide Strategic Growth Fund (sub-adviser: Strong Capital Management, Inc.)

   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

         -        AMT Growth Portfolio
         -        AMT Guardian Portfolio
         -        AMT Limited Maturity Bond Portfolio
         -        AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS

         -        Oppenheimer Aggressive Growth Fund/VA
         -        Oppenheimer Bond Fund/VA
         - Oppenheimer Capital Appreciation Fund/VA (formerly Oppenheimer Growth Fund)
         -        Oppenheimer Global Securities Fund/VA
         -        Oppenheimer Main Street Growth & Income Fund/VA
         -        Oppenheimer Multiple Strategies Fund/VA

STRONG OPPORTUNITY FUND II, INC. (FORMERLY "STRONG SPECIAL FUNDS II. INC.")

VAN ECK WORLDWIDE INSURANCE TRUST

         -        Worldwide Bond Fund*
         -        Worldwide Emerging Markets Fund*
         -        Worldwide Hard Assets Fund

WARBURG PINCUS TRUST

         -        Small Company Growth Portfolio

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

         -        American Century VP Capital Appreciation

STRONG VARIABLE INSURANCE FUNDS, INC.

         -        Strong Discovery Fund II, Inc.
         -        International Stock Fund II*

WARBURG PINCUS TRUST

         - Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital Portfolio)
         -        International Equity Portfolio

The Statement of Additional Information (dated May 1, 2000) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 43.

For general information or to obtain FREE copies of the:

         -        Statement of Additional Information;

         - prospectus annual report or semi-annual report for any underlying mutual fund; or

         -        required Nationwide forms,

call:   1-800-243-6295

        TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
       P.O. BOX 182356
       COLUMBUS, OHIO 43218-2356

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   www.sec.gov

Information about this and other Best of America products can be found at:

                              www.bestofamerica.com

THIS ANNUITY IS NOT:

         -        A BANK DEPOSIT;
         -        FEDERALLY INSURED;
         -        ENDORSED BY A BANK OR GOVERNMENT AGENCY; OR
         -        AVAILABLE IN EVERY STATE.

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit used to calculate the variable payment annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

NATIONWIDE- Nationwide Life and Annuity Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide VA Separate Account-B, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS..........................

SUMMARY OF CONTRACT
     EXPENSES......................................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES.............

EXAMPLE............................................

SYNOPSIS OF THE CONTRACTS..........................

FINANCIAL STATEMENTS...............................

CONDENSED FINANCIAL INFORMATION....................

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY......

NATIONWIDE INVESTMENT SERVICES
     CORPORATION...................................

TYPES OF CONTRACTS.................................

INVESTING IN THE CONTRACT..........................
     The Variable Account and Underlying
       Mutual Funds
STANDARD CHARGES AND DEDUCTIONS....................
     Mortality and Expense Risk Charges
     Administration Charge
     Premium Taxes

CONTRACT OWNERSHIP.................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT..........................
     Minimum Initial and Subsequent Purchase
       Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers

RIGHT TO REVOKE....................................

SURRENDER (REDEMPTION).............................
     Surrenders Under a Qualified Contract or
     Tax Sheltered Annuity

LOAN PRIVILEGE.....................................
     Minimum and Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default

ASSIGNMENT.........................................

CONTRACT OWNER SERVICES............................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE..........................

ANNUITIZING THE CONTRACT...........................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Assumed Investment Rate
     Value of an Annuity Unit
     Exchanges among Underlying Mutual Funds
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS.....................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     How the Death Benefit Value is Determined
     Death Benefit Payment

REQUIRED DISTRIBUTIONS.............................
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Qualified Plans
        and Tax Sheltered Annuities
     Required Distributions for IRAs and SEP IRAs
     Required Distributions for Roth IRAs

FEDERAL TAX CONSIDERATIONS.........................
     Federal Income Taxes
      Qualified Plans IRAs, SEP IRAs, and Tax Sheltered Annuities
      Roth IRAs
      Withholding
      Non-Resident Aliens

      Federal Estate, Gift, and Generation
       Skipping Transfer Taxes
      Puerto Rico
      Charge for Tax
      Diversification

Tax Changes

STATEMENTS AND REPORTS.............................

LEGAL PROCEEDINGS..................................

ADVERTISING AND SUB-ACCOUNT PERFORMANCE
  SUMMARY ADVERTISING

TABLE OF CONTENTS OF STATEMENT OF
  ADDITIONAL INFORMATION

APPENDIX A: OBJECTIVES FOR UNDERLYING
  MUTUAL FUNDS.

APPENDIX B: CONDENSED FINANCIAL
     INFORMATION...................................

SUMMARY OF CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless the contract owner meets an available exception.

VARIABLE ACCOUNT CHARGES(1)
(as a percentage of average account value)

Mortality and Expense Risk Charges............1.25%
Administration Charge(2)......................0.20%
     Total Variable Account Charges...........1.45%

(1) These expenses are charged on a daily basis at the annual rate noted above.

(2) The administration charge is deducted to reimburse Nationwide for expenses related to the issuance and maintenance of the contracts.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

          (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER
                             EXPENSE REIMBURSEMENT)


                                                                 MANAGEMENT        OTHER         12b-1      TOTAL MUTUAL
                                                                    FEES         EXPENSES         FEES      FUND EXPENSES

       American Century Variable Portfolios, Inc.-American         0.90%          0.00%          0.00%          0.90%
       Century VP Balanced

       American Century Variable Portfolios, Inc.-American         1.00%          0.00%          0.00%          1.00%
       Century VP Capital Appreciation


       American Century Variable Portfolios, Inc.-American         0.70%          0.00%          0.00%          0.70%
       Century VP Income & Growth

       American Century Variable Portfolios, Inc.-American         1.34%          0.00%          0.00%          1.34%
       Century VP International

       American Century Variable Portfolios, Inc.-American         1.00%          0.00%          0.00%          1.00%
       Century VP Value

       Dreyfus   Investment   Portfolios  -  European   Equity     1.00%          0.25%          0.00%          1.25%
       Portfolio


       The Dreyfus Socially Responsible Growth Fund, Inc.          0.75%          0.04%          0.00%          0.79%


       Dreyfus Stock Index Fund, Inc.                              0.25%          0.01%          0.00%          0.26%


       Dreyfus Variable Investment Fund- Appreciation              0.43%          0.35%          0.00%          0.78%
       Portfolio (formerly, Dreyfus Variable Investment Fund
       - Capital Appreciation Portfolio)


       Dreyfus Variable Investment Fund- Growth & Income           0.75%          0.04%          0.00%          0.79%
       Portfolio


       Fidelity VIP Equity-Income Portfolio                        0.48%          0.08%          0.00%          0.56%


       Fidelity VIP Growth Portfolio                               0.58%          0.07%          0.00%          0.65%


       Fidelity VIP High Income Portfolio                          0.58%          0.11%          0.00%          0.69%


       Fidelity VIP Overseas Portfolio                             0.73%          0.14%          0.00%          0.87%


       Fidelity VIP II Asset Manager Portfolio                     0.53%          0.09%          0.00%          0.62%


       Fidelity VIP II Contrafund(R)Portfolio                       0.58%          0.07%          0.00%          0.65%


       Fidelity VIP III Growth Opportunities Portfolio             0.58%          0.10%          0.00%          0.68%


       Janus Aspen Series - Capital Appreciation Portfolio:        0.65%          0.04%          0.25%          0.94%
       Service Shares


       Janus Aspen Series - Global Technology Portfolio:           0.65%          0.13%          0.25%          1.03%
       Service Shares


       Janus Aspen Series - International Growth Portfolio:        0.65%          0.11%          0.25%          1.01%
       Service Shares


       NSAT-Capital Appreciation Fund                              0.60%          0.14%          0.00%          0.74%


       NSAT-Government Bond Fund                                   0.50%          0.15%          0.00%          0.65%


       NSAT-Money Market Fund                                      0.39%          0.15%          0.00%          0.54%


       NSAT-Total Return Fund                                      0.58%          0.14%          0.00%          0.72%


       NSAT - Nationwide Mid Cap Index Fund                        0.88%          0.15%          0.00%          1.03%


       NSAT - Nationwide Multi Sector Bond Fund                    0.75%          0.15%          0.00%          0.90%


       NSAT - Nationwide Small Cap Growth Fund                     1.10%          0.20%          0.00%          1.30%


       NSAT - Nationwide Small Cap Value Fund                      0.90%          0.15%          0.00%          1.05%


       NSAT - Nationwide Small Company Fund                        0.98%          0.17%          0.00%          1.15%


       NSAT - Nationwide Strategic Growth Fund                     0.90%          0.10%          0.00%          1.00%


       Neuberger Berman AMT - Growth Portfolio                     0.84%          0.08%          0.00%          0.92%


       Neuberger Berman AMT - Guardian Portfolio                   0.85%          0.15%          0.00%          1.00%


       Neuberger Berman AMT - Limited Maturity Bond Portfolio      0.65%          0.11%          0.00%          0.76%


       Neuberger Berman AMT - Partners Portfolio                   0.80%          0.07%          0.00%          0.87%

                                                                 MANAGEMENT        OTHER         12b-1      TOTAL MUTUAL
                                                                    FEES         EXPENSES         FEES      FUND EXPENSES

       Oppenheimer Variable Account Funds - Oppenheimer            0.66%          0.01%          0.00%          0.67%
       Aggressive Growth Fund/VA


       Oppenheimer Variable Account Funds - Oppenheimer Bond       0.72%          0.01%          0.00%          0.73%
       Fund/VA


       Oppenheimer Variable Account Funds - Oppenheimer            0.68%          0.02%          0.00%          0.70%
       Capital Appreciation Fund/VA (formerly Oppenheimer
       Growth Fund)


       Oppenheimer Variable Account Funds - Oppenheimer            0.67%          0.02%          0.00%          0.69%
       Global Securities Fund/VA


       Oppenheimer Variable Account Funds - Oppenheimer Main       0.73%          0.05%          0.00%          0.78%
       Street Growth & Income Fund/VA

       Oppenheimer Variable Account Funds - Oppenheimer            0.72%          0.01%          0.00%          0.73%
       Multiple Strategies Fund/VA

       Strong Opportunity Fund II, Inc.                            1.00%          0.14%          0.00%          1.14%


       Strong Variable Insurance Funds, Inc.- Discovery Fund       1.00%          0.14%          0.00%          1.14%
       II, Inc.


       Strong Variable Insurance Funds, Inc.-International         1.00%          0.16%          0.00%          1.16%
       Stock Fund II


       The Universal Institutional Funds, Inc.-Emerging            0.45%          0.98%          0.00%          1.43%
       Markets Debt Portfolio (formerly, Morgan Stanley Dean
       Witter Universal Funds, Inc.-Emerging Markets Debt
       Portfolio)


       Van Eck Worldwide Insurance Trust- Worldwide Bond Fund      1.00%          0.22%          0.00%          1.22%


       Van Eck Worldwide Insurance Trust- Worldwide Emerging       1.00%          0.34%          0.00%          1.34%
       Markets Fund


       Van Eck Worldwide Insurance Trust- Worldwide Hard           1.00%          0.26%          0.00%          1.26%
       Assets Fund


       Van Kampen Life Investment Trust- Morgan Stanley Real       0.97%          0.13%          0.00%          1.10%
       Estate Securities Portfolio


       Warburg Pincus Trust- International Equity Portfolio        1.00%          0.32%          0.00%          1.32%


       Warburg Pincus Trust - Global Post-Venture Capital          1.07%          0.33%          0.00%          1.40%
       Portfolio (formerly, Warburg Pincus Trust -
       Post-Venture Capital Portfolio)


       Warburg Pincus Trust- Small Company Growth Portfolio        0.90%          0.24%          0.00%          1.14%



The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                                                                 Management        Other         12b-1      Total Mutual
                                                                    Fees         Expenses         Fees      Fund Expenses
       Fidelity VIP Equity-Income Portfolio                        0.48%          0.09%          0.00%          0.57%


       Fidelity VIP Growth Portfolio                               0.58%          0.08%          0.00%          0.66%


       Fidelity VIP Overseas Portfolio                             0.73%          0.18%          0.00%          0.91%


       Fidelity VIP II Asset Manager Portfolio                     0.53%          0.10%          0.00%          0.63%


       Fidelity VIP II Contrafund(R) Portfolio                     0.58%          0.09%          0.00%          0.67%


       Fidelity VIP III Growth Opportunities Portfolio             0.58%          0.11%          0.00%          0.69%


       NSAT- Nationwide Small Cap Value Fund                       0.90%          0.37%          0.00%          1.27%


       The Universal Institutional Funds, Inc. - Emerging          0.80%          0.98%          0.00%          1.78%
       Markets Debt Portfolio (formerly, Morgan Stanley Dean
       Witter Universal Funds, Inc. - Emerging Markets Debt
       Portfolio)


       Van Eck Worldwide Insurance Trust - Worldwide Emerging      1.00%          0.54%          0.00%          1.54%
       Markets Fund


       Van Eck Worldwide Insurance Trust - Worldwide Hard          1.00%          0.26%          0.00%          1.26%
       Assets Fund

EXAMPLE

The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the maximum amount of variable account charges that could be assessed to a contract (1.45%).

Deductions for premium taxes are not reflected but may apply.


                               If you surrender your contract   If you do not surrender your     If you annuitize your
                                at the end of the applicable     contract at the end of the    contract at the end of the
                                        time period                applicable time period        applicable time period



                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.   1 Yr.  3 Yrs 5 Yrs.  10 Yrs.    1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
American Century Variable        25     76     130     277      25    76     130     277       *     76      130     277
Portfolios, Inc.- American
Century VP Balanced


American Century Variable        26     79     135     287      26    79     135     287       *     79      135     287
Portfolios, Inc.- American
Century VP Capital
Appreciation


American Century Variable        23     70     119     256      23    70     119     256       *     70      119     256
Portfolios, Inc.- American
Century VP Income & Growth


American Century Variable        29     90     153     322      29    90     153     322       *     90      153     322
Portfolios, Inc.- American
Century VP International


American Century Variable        26     79     135     287      26    79     135     287       *     79      135     287
Portfolios, Inc.- American
Century VP Value


Dreyfus Investment Portfolios    28     87     148     313      28    87     148     313       *     87      148     313
- European Equity Portfolio


The Dreyfus Socially             24     72     124     265      24    72     124     265       *     72      124     265
Responsible Growth Fund, Inc.


Dreyfus Stock Index Fund, Inc.   18     56      96     208      18    56     96      208       *     56       96     208


Dreyfus Variable Investment      23     72     123     264      23    72     123     264       *     72      123     264
Fund- Appreciation Portfolio
(formerly, Dreyfus Variable
Investment Fund - Capital
Appreciation Portfolio)


Dreyfus Variable Investment      24     72     124     265      24    72     124     265       *     72      124     265
Fund- Growth & Income
Portfolio


Fidelity VIP Equity-Income       21     65     112     241      21    65     112     241       *     65      112     241
Portfolio


Fidelity VIP Growth Portfolio    22     68     117     250      22    68     117     250       *     68      117     250


Fidelity VIP High Income         22     69     119     255      22    69     119     255       *     69      119     255
Portfolio


Fidelity VIP Overseas            24     75     128     274      24    75     128     274       *     75      128     274
Portfolio

EXAMPLE (CONTINUED)

                               If you surrender your contract  If you do not surrender your      If you annuitize your
                                at the end of the applicable    contract at the end of the     contract at the end of the
                                        time period               applicable time period         applicable time period



                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
Fidelity VIP II Asset Manager    22     67     115     247      22    67     115     247      *     67     115     247
Portfolio


Fidelity VIP II Contrafund(R)    22     68     117     250      22    68     117     250      *     68     117     250
Portfolio


Fidelity VIP III Growth          22     69     118     254      22    69     118     254      *     69     118     254
Opportunities Portfolio


Janus Aspen Series - Capital     22     69     119     255      22    69     119     255      *     69     119     255
Appreciation Portfolio:
Service Shares


Janus Aspen Series - Global      23     72     123     264      23    72     123     264      *     72     123     264
Technology Portfolio: Service
Shares


Janus Aspen Series -             23     71     122     262      23    71     122     262      *     71     122     262
International Growth
Portfolio: Service Shares


NSAT - Capital Appreciation      23     71     121     260      23    71     121     260      *     71     121     260
Fund


NSAT - Government Bond Fund      22     68     117     250      22    68     117     250      *     68     117     250


NSAT - Money Market Fund         21     65     111     239      21    65     111     239      *     65     111     239


NSAT - Total Return Fund         23     70     120     258      23    70     120     258      *     70     120     258


NSAT - Nationwide Mid Cap        26     80     137     290      26    80     137     290      *     80     137     290
Index Fund


NSAT - Nationwide Multi          25     76     130     277      25    76     130     277      *     76     130     277
Sector Bond Fund


NSAT - Nationwide Small Cap      29     88     151     318      29    88     151     318      *     88     151     318
Growth Fund


NSAT - Nationwide Small Cap      26     81     138     292      26    81     138     292      *     81     138     292
Value Fund


NSAT - Nationwide Small          27     84     143     303      27    84     143     303      *     84     143     303
Company Fund


NSAT - Nationwide Strategic      26     79     135     287      26    79     135     287      *     79     135     287
Growth Fund


Neuberger Berman AMT-Growth      25     77     131     279      25    77     131     279      *     77     131     279
Portfolio


Neuberger Berman AMT-            26     79     135     287      26    79     135     287      *     79     135     287
Guardian Portfolio


Neuberger Berman AMT-Limited     23     71     122     262      23    71     122     262      *     71     122     262
Maturity Bond Portfolio


Neuberger Berman AMT-            24     75     128     274      24    75     128     274      *     75     128     274
Partners Portfolio


Oppenheimer Variable Account     22     69     118     253      22    69     118     253      *     69     118     253
Funds - Oppenheimer
Aggressive Growth Fund/VA

Oppenheimer Variable Account     23     71     121     259      23    71     121     259      *     71     121     259
Funds - Oppenheimer Bond
Fund/VA

                               If you surrender your contract  If you do not surrender your      If you annuitize your
                                at the end of the applicable    contract at the end of the    contract at the end of the
                                        time period               applicable time period        applicable time period


                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
Oppenheimer Variable Account     23     70     119     256      23    70     119     256      *     70     119     256
Funds - Oppenheimer Capital
Appreciation Fund/VA
(formerly, Oppenheimer
Variable Account Funds -
Oppenheimer Growth Fund)


Oppenheimer Variable Account     22     69     119     255      22    69     119     255      *     69     119     255
Funds - Oppenheimer Global
Securities Fund/VA

Oppenheimer Variable Account     23     72     123     264      23    72     123     264      *     72     123     264
Funds - Oppenheimer Main
Street Growth & Income Fund/VA

Oppenheimer Variable Account     23     71     121     259      23    71     121     259      *     71     121     259
Funds - Oppenheimer Multiple
Strategies Fund/VA

Strong Opportunity Fund II,      27     83     142     302      27    83     142     302      *     83     142     302
Inc.


Strong Variable Insurance        27     83     142     302      27    83     142     302      *     83     142     302
Funds, Inc.- Discovery Fund
II, Inc.


Strong Variable Insurance        27     84     143     304      27    84     143     304      *     84     143     304
Funds, Inc. - International
Stock Fund II

The Universal Institutional      30     93     157     331      30    93     157     331      *     93     157     331
Funds, Inc.- Emerging Markets
Debt Portfolio (formerly,
Morgan Stanley Dean Witter
Universal Funds, Inc.-
Emerging Markets Debt
Portfolio)


Van Eck Worldwide Insurance      28     86     146     310      28    86     146     310      *     86     146     310
Trust - Worldwide Bond Fund


Van Eck Worldwide Insurance      29     90     153     322      29    90     153     322      *     90     153     322
Trust - Worldwide Emerging
Markets Fund


Van Eck Worldwide Insurance      28     87     149     314      28    87     149     314      *     87     149     314
Trust - Worldwide Hard Assets
Fund


Van Kampen Life Investment       27     82     140     298      27    82     140     298      *     82     140     298
Trust - Morgan Stanley Real
Estate Securities Portfolio


Warburg Pincus                   29     89     152     320      29    89     152     320      *     89     152     320
Trust-International Equity
Portfolio


Warburg Pincus Trust - Global    30     92     156     328      30    92     156     328      *     92     156     328
Post-Venture Capital
Portfolio (formerly, Warburg
Pincus Trust - Post-Venture
Capital Portfolio)


Warburg Pincus Trust - Small     27     83     142     302      27    83     142     302      *     83     142     302
Company Growth Portfolio


*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract owner" will also mean "participant" unless the plan otherwise permits or requires the contract owner to exercise contract rights under authority of the plan terms.

The contracts can be categorized as:
-        Non-Qualified;
-        Individual Retirement Annuities;
-        Roth IRAs;
-        SEP IRAs;
-        Tax Sheltered Annuities; and
-        Qualified.

   For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

   MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


                     MINIMUM INITIAL        MINIMUM
     CONTRACT           PURCHASE           SUBSEQUENT
       TYPE              PAYMENT           PAYMENTS

Non-Qualified            $15,000            $1,000


IRA                      $15,000            $1,000


Roth IRA                 $15,000            $1,000


SEP IRA                  $15,000            $1,000

Tax Sheltered            $15,000            $1,000
Annuity

Qualified                $15,000            $1,000


CHARGES AND EXPENSES

Nationwide does not deduct a sales charge from purchase payments upon deposit into or withdrawal from the contract.

Nationwide deducts a Mortality and Expense Risk Charge equal to an annual rate of 1.25% of the daily net assets of the variable account. Nationwide assesses these charges in return for bearing certain mortality and administrative risks.

Nationwide deducts an Administration Charge equal to an annual rate of 0.20% of the daily net assets of the variable account. This charge reimburses Nationwide for administrative expenses related to issuance and maintenance of the contracts.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or the amount required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of a variable account charge which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding each class of accumulation units.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in February, 1981, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance products, annuities and retirement products.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC") Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

Non-Qualified Annuity Contract

A Non-Qualified Annuity Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not a IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Annuity Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified Annuity contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

Individual Retirement Annuities (IRAs)

Individual Retirement Annuities are contracts that are issued by insurance companies and satisfy the following requirements:

         -        the contract is not transferable by the owner;

         -        the premiums are not fixed;

         - the annual premium cannot exceed $2,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

         - certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

         - the entire interest of the owner in the contract is nonforfeitable; and

         - after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts and Individual Retirement Annuities, from Tax Sheltered Annuities, and from qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

Roth IRAs

Roth IRA contracts are contracts that are issued by insurance companies and satisfy the following requirements:

         -        the contract is not transferable by the owner;

         -        the premiums are not fixed;

         - the annual premium cannot exceed $2000 (although rollovers of greater amounts from other Roth IRAs and Traditional IRAs can be received);

         - the entire interest of the owner in the contract is nonforfeitable; and

         - after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from a IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from a IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Simplified Employee Pension IRAs (SEP IRAs)

A SEP IRA is a written plan established by an employer for the benefit of employees, which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as for an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy the following requirements:

         -        minimum participation rules;
         -        top-heavy contribution rules;
         -        nondiscriminatory allocation rules; and
         -        requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludible from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Qualified Plans

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a qualified plan.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

The variable account was established as Financial Horizons VA Separate Account-2 by Nationwide on March 6, 1991 pursuant to Ohio Law. By resolution of the Board of Directors, the variable account's name was changed to Nationwide VA Separate Account-B. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other contains shares attributable to accumulation units under Qualified Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

         1) shares of a current underlying mutual fund are no longer available for investment; or

         2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

STANDARD CHARGES AND DEDUCTIONS

The maximum commissions payable on the sale of a contract described in this prospectus is 1.5% of purchase payments.

MORTALITY AND EXPENSE RISK CHARGES

Nationwide deducts mortality and expense risk charges from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 1.25% of the daily net assets of the variable account.

The mortality risk charge of 0.80% compensates Nationwide for guaranteeing the annuity rate of the contracts. This guarantee ensures that the annuity rates will not change regardless of the death rates of annuity payees or the general population.

The expense risk charge of 0.45% compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the mortality and expense risk charges are insufficient to cover actual expenses, the loss is borne by Nationwide.

ADMINISTRATION CHARGE

Nationwide deducts an administration charge equal on an annual basis of 0.20% of the daily net assets of the variable account. This charge is designed to reimburse Nationwide for administrative expenses related to the issuance and maintenance of the contracts.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

         (1) the time the contract is surrendered;

         (2) annuitization; or

         (3) such other date as Nationwide becomes subject to premium taxes.


Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract including the right to designate and change any designations of the contract owner, contingent owner, annuitant, contingent annuitant, beneficiary, contingent beneficiary, annuity payment option, and annuity commencement date. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

         -        on a Nationwide form;
         -        signed by the contract owner; and
         - received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

         -        joint owners can only be named for Non-Qualified Contracts;

         - joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

         - the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

         - an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

         - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS
Non-Qualified            $15,000            $1,000

IRA                      $15,000            $1,000

Roth IRA                 $15,000            $1,000

SEP IRA                  $15,000            $1,000

Tax Sheltered            $15,000            $1,000
Annuity

Qualified                $15,000            $1,000


PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-        New Year's Day               -        Independence Day
-        Martin Luther King, Jr. Day  -        Labor Day
-        Presidents' Day              -        Thanksgiving
-        Good Friday                  -        Christmas
-        Memorial Day

Nationwide also will not price purchase payments if:

         (1)      trading on the New York Stock Exchange is restricted;

         (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

         (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when conditions described in
(2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to underlying mutual funds allocated to the sub-accounts as instructed by the contract owner. Shares of the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any contract owner. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the value of amounts allocated to the sub-accounts of the variable account. Nationwide will deduct a proportionate amount of any contract charges from each sub-account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where

(a) is:

         (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

         (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c) is a factor representing the daily variable account. The factor is equal to an annual rate of 1.45% of the daily net assets of the variable account.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

TRANSFERS

Transfer Requests

Nationwide will accept transfer requests in writing or over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

Transfers among the sub-accounts are permitted 12 times per year.

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

- submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

- submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges unless otherwise required by law. All IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, underlying mutual fund charges and the investment performance of the underlying mutual funds.

SURRENDERS UNDER A QUALIFIED CONTRACT OR TAX SHELTERED ANNUITY

Contract owners of a Qualified Contract or Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

         1. when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

         2. in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B.  The surrender limitations described in Section A also apply to:

         1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

         2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

         3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

When the contract is issued to fund a Qualified Plan, the surrender provisions may be modified to meet the terms of the plan and applicable tax provisions.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Qualified Contracts or Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:


                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)

                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)


ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)


*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed, it compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a loan processing fee.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.

INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by

Nationwide. The interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

  - the contract is surrendered;

  - the contract owner/annuitant dies;

  - the contract owner who is not the annuitant dies prior to annuitization; or

  - annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. IRAs, SEP IRAs, Roth IRAs, Tax Sheltered Annuities, and Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan or Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the Fidelity VIP High Income Portfolio, NSAT Government Bond Fund, Neuberger Berman AMT Limited Maturity Bond Portfolio, and the NSAT Money Market Fund to any other underlying mutual fund.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of:

         1) 10% of all purchase payments made to the contract as of the withdrawal date; or

         2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Qualified Plan or Tax Sheltered Annuity plan, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

         (1)       an annuity payment option; and

         (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date on an "age last birthday" basis by:

         1) deducting applicable premium taxes from the total contract value; then

         2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date on an "age last birthday" basis by:

         1) deducting applicable premium taxes from the total contract value; then

         2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

ASSUMED INVESTMENT RATE

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment. The assumed investment rate of 3.5% is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first based on whether actual investment performance is higher or lower than the assumed investment rate of 3.5%.

VALUE OF AN ANNUITY UNIT

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

EXCHANGES AMONG UNDERLYING MUTUAL FUNDS

Exchanges among underlying mutual funds during annuitization must be in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

         - the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

         - an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

         The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Qualified Contracts, IRAs, SEP IRAs, and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If a contract owner and annuitant are the same, and the contact owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

If no beneficiary(ies) survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

HOW THE DEATH BENEFIT VALUE IS DETERMINED

The death benefit value is determined as of the date the home office receives:

       1)       proper proof of the annuitant's death;

       2)       an election specifying the distribution method; and

       3)       any state required forms(s).

If the annuitant dies after the annuitization date, payment will be determined according to the selected annuity payment option.

The beneficiary may elect to receive the death benefit:

       1)       in a lump sum;

       2)       as an annuity; or

       3)       in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

DEATH BENEFIT PAYMENT

FOR ALL CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 1998 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVED APPLICABLE CONTRACT MODIFICATIONS:

If the annuitant dies prior to his or her 86th birthday, the dollar amount of the death benefit will be the greatest of:

       1)     the contract value;

       2) the sum of all purchase payments, less an adjustment for amounts surrendered; or

       3) the contract value as of the most recent five-year contract anniversary, less an adjustment for amounts surrendered since the most recent five-year contract anniversary.

If the annuitant dies on or after his or her 86th birthday but before the annuitization date, the dollar amount of the death benefit will be equal to the contract value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the dates(s) of the partial surrender(s).

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 1998 OR A DATE PRIOR TO THE DATE STATE INSURANCE AUTHORITIES APPROVED APPLICABLE CONTRACT MODIFICATIONS:

If the annuitant dies prior to his or her 86th birthday, the dollar amount of the death benefit will be the greatest of:

       1)     the contract value;
       2)     the sum of all purchase payments, less any amounts surrendered; or

       3) the contract value as of the most recent five-year contract anniversary, less any amounts surrendered since the most recent five-year contract anniversary.

If the annuitant dies on or after his or her 86th birthday but before the annuitization date, the dollar amount of the death benefit will be equal to the contract value.

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made according to those requirements:

1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

         a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; or

         b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

         a) the death of the annuitant will be treated as the death of a contract owner;

         b) any change of annuitant will be treated as the death of a contract owner; and

         c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS AND TAX SHELTERED ANNUITIES

Distributions from Qualified Plans or Tax Sheltered Annuities will be made according to the Minimum Distribution and Incidental Benefit ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:

         a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

         b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

         a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

         b)       the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distributions commencing on the required distribution date must satisfy MDIB provisions set forth in the Internal Revenue Code. Those provisions require that distribution cannot be less than the amount determined by dividing the annuitant's interest in the tax sheltered annuity by the end of the previous calendar year by:

         a)       the annuitant's life expectancy, or if applicable;

         b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Qualified Plan or Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

         a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

         b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR IRAS AND SEP IRAS

Distributions from an IRA or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

         a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

         b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the IRA or SEP IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

         a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

                  1) treat the contract as an IRA or SEP IRA established for his or her benefit; or

                  2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

         b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

IRA or SEP IRA distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA or SEP IRA of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all IRAs.

IRA or SEP IRA distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan.

If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

     a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

         1) treat the contract as a Roth IRA established for his or her benefit; or

         2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

     b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

-        the type of contract purchased;

-        the purposes for which the contract is purchased; and

- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners are encouraged to consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

-        Individual Retirement Annuities;
-        SEP IRAs;
-        Roth IRAs;
-        Tax Sheltered Annuities; and
-        "Non-Qualified Annuities."

Individual Retirement Annuities and SEP IRAs

Distributions from Individual Retirement Annuities and SEP IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-        made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-        used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

 - it is made on or after the date on which the contract owner attains age 59 1/2;

 - it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

-        it is attributable to the contract owner's disability; or

- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-        made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled as defined in the Internal Revenue Code;

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-        for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance may be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-        made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled as defined in the Internal Revenue Code;

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-        for qualified higher education expenses;

- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

- made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution is:

-        the result of a contract owner's death;

- the result of a contract owner's disability, as defined in the Internal Revenue Code;

- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

-        is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

- acquired by the estate of a decedent by reason of the death of the decedent;

- issued in connection with certain qualified retirement plans and individual retirement plans;

-        purchased by an employer upon the termination of certain
                  qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

 - the distribution is made directly to another Tax Sheltered Annuity or an IRA; or

 - the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required). Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

       1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

       2) provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

       1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

       2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

         -        a transfer of the contract from one contract owner to another;
                  or

         -        a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

         a) an individual who is two or more generations younger than the contract owner; or

         b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

- who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

- who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

         -        the failure to diversify was accidental;

         -        the failure is corrected; and

         -        a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial advisor.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

         -        statements showing the contract's quarterly activity;

         - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

         - semi-annual reports as of June 30 containing financial statements for the variable account; and

         - annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:
         -         precious metals;
         -         real estate;
         -         stocks and bonds;
         -         closed-end funds;
         -         bank money market deposit accounts and
                   passbook savings;
         -         CDs; and
         -         the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

         -         S&P 500;
         -         Shearson/Lehman Intermediate Government/Corporate Bond Index;
         -         Shearson/Lehman Long-Term Government/Corporate Bond Index;
         -         Donoghue Money Fund Average;
         -         U.S. Treasury Note Index;
         -         Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
         -         Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

         -         Lipper Analytical Services, Inc.;
         -         CDA/Wiesenberger;
         -         Morningstar;
         -         Donoghue's;
         -         magazines such as:
                   -  Money;

                  -        Forbes;
                  -        Kiplinger's Personal Finance Magazine;
                  -        Financial World;
                  -        Consumer Reports;
                  -        Business Week;
                  -        Time;
                  -        Newsweek;
                  -        National Underwriter; and
                  -        News and World Report;
         -        LIMRA;
         -        Value;
         -        Best's Agent Guide;
         -        Western Annuity Guide;
         -        Comparative Annuity Reports;
         -        Wall Street Journal;
         -        Barron's;
         -        Investor's Daily;
         -        Standard & Poor's Outlook; and
         -        Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." Average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the maximum charges that could be assessed to a contract (1.45%). It does not take into consideration premium taxes, which may be imposed by certain states.

Nonstandardized "total return," calculated similar to standardized "average annual total return," shows the percentage rate of return of a hypothetical initial investment of $25,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges) had they been available in the variable account for one of the periods. An initial investment of $25,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.

The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1999. If the underlying mutual fund has been available in the variable account for less than a year (or has been effective for less than one year) standardized and non-standardized returns are not annualized. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


                                                                        10 Years or Date
                                          1 Year to      5 Years to     Fund Available in     Date Fund Added to
          Sub-Account Options              12/31/99       12/31/99     Variable Account to     Variable Account
                                                                            12/31/99
American Century Variable Portfolios,         8.46%         N/A              11.58%                02-01-96
Inc.- American Century VP Balanced


American Century Variable Portfolios,        62.14%         N/A               8.92%                02-01-96
Inc.- American Century VP Capital
Appreciation


American Century Variable Portfolios,        16.31%         N/A              14.75%                05-01-98
Inc. - American Century VP Income &
Growth


American Century Variable Portfolios,        61.67%         N/A              25.94%                02-01-96
Inc.- American Century VP International


American Century Variable Portfolios,        -2.99%         N/A               8.29%                12-23-96
Inc.- American Century VP Value


The Dreyfus Socially Responsible             28.20%         N/A              24.53%                02-01-96
Growth Fund, Inc.


Dreyfus Stock Index Fund, Inc.               18.86%         N/A              23.61%                02-01-96


Dreyfus Variable Investment Fund-             9.84%         N/A              15.81%                07-14-97
Appreciation Portfolio (formerly,
Dreyfus Variable Investment Fund -
Capital Appreciation Portfolio)


Dreyfus Variable Investment Fund -           15.19%         N/A              13.14%                12-23-96
Growth & Income Portfolio


Fidelity VIP Equity-Income Portfolio          4.79%         N/A              12.67%                02-01-96


Fidelity VIP Growth Portfolio                35.45%         N/A              26.46%                02-01-96


Fidelity VIP High Income Portfolio            6.59%         N/A               6.48%                02-01-96


Fidelity VIP Overseas Portfolio              40.56%         N/A              17.42%                02-01-96


Fidelity VIP II Asset Manager Portfolio       9.48%         N/A              13.26%                02-01-96


Fidelity VIP II Contrafund(R) Portfolio      22.45%         N/A              23.28%                02-01-96


Fidelity VIP III Growth Opportunities         2.76%         N/A              13.92%                07-14-97
Portfolio


NSAT- Capital Appreciation Fund               2.77%         N/A              20.53%                02-01-96


NSAT- Government Bond Fund                   -3.76%         N/A               3.24%                02-01-96


NSAT- Money Market Fund                       3.33%         N/A               3.59%                01-31-96


NSAT-Total Return Fund                        5.39%         N/A              16.55%                02-01-96


NSAT - Nationwide Small Cap Value Fund       25.98%         N/A               4.34%                05-01-98


NSAT- Nationwide Small Company Fund          41.93%         N/A              19.16%                02-01-96


Neuberger Berman AMT - Growth Portfolio      48.22%         N/A              22.98%                02-01-96


Neuberger Berman AMT - Guardian              13.27%         N/A               2.99%                05-01-98
Portfolio


Neuberger Berman AMT-Limited Maturity         0.01%         N/A               2.58%                02-01-96
Bond Portfolio


Neuberger Berman AMT-Partners Portfolio       5.81%         N/A              14.90%                02-01-96


Oppenheimer Variable Account Funds -         -2.95%         N/A               3.21%                02-01-96
Oppenheimer Bond Fund/VA


Oppenheimer Variable Account Funds -         39.60%         N/A              26.30%                07-14-97
Oppenheimer Capital Appreciation
Fund/VA (formerly, Oppenheimer
Variable Account Funds - Oppenheimer
Growth Fund)


Oppenheimer Variable Account Funds -         56.19%         N/A              24.80%                02-01-96
Oppenheimer Global Securities Fund/VA

                                                                        10 Years or Date
                                          1 Year to      5 Years to     Fund Available in     Date Fund Added to
          Sub-Account Options              12/31/99       12/31/99     Variable Account to     Variable Account
                                                                            12/31/99



Oppenheimer Variable Account Funds -         10.18%         N/A             10.71%                02-01-96
Oppenheimer Multiple Strategies Fund/VA


Strong Opportunity Fund II, Inc.             32.95%         N/A             20.62%                02-01-96


Strong Variable Insurance Funds, Inc.-        3.57%         N/A              4.55%                02-01-96
Discovery Fund II, Inc.


Strong Variable Insurance Funds, Inc.-       84.49%         N/A             11.74%                02-01-96
International Stock II


The Universal Institutional Funds,           27.50%         N/A             -4.96%                07-14-97
Inc.- Emerging Markets Debt Portfolio
(formerly, Morgan Stanley Dean Witter
Universal Funds, Inc.- Emerging
Markets Debt Portfolio)


Van Eck Worldwide Insurance Trust-           -9.16%         N/A              0.95%                02-01-96
Worldwide Bond Fund


Van Eck Worldwide Insurance Trust-           97.39%         N/A              3.97%                12-23-96
Worldwide Emerging Markets Fund


Van Eck Worldwide Insurance Trust-           19.25%         N/A             -5.65%                02-01-96
Worldwide Hard Assets Fund


Van Kampen Life Investment Trust-            -4.77%         N/A              8.03%                02-01-96
Morgan Stanley Real Estate Securities
Portfolio


Warburg Pincus Trust - Global                61.13%         N/A             24.11%                12-23-96
Post-Venture Capital Portfolio
(formerly, Warburg Pincus Trust -
Post-Venture Capital Portfolio)


Warburg Pincus Trust- International          51.21%          N/A            12.41%                02-01-96
Equity Portfolio


Warburg Pincus Trust-Small Company           66.63%          N/A            20.02%                02-01-96
Growth Portfolio

NON-STANDARDIZED TOTAL RETURN


                                                                                    10 Years to
                                                    1 Year to       5 Years to      12/31/99 or       Date Fund
              Sub-Account Options                   12/31/99         12/31/99      Life of Fund       Effective
American Century Variable Portfolios, Inc.-           8.46%           13.27%            9.86%          05-01-91
American Century VP Balanced

American Century Variable Portfolios, Inc.-          62.14%           12.68%            9.79%          11-20-87
American Century VP Capital Appreciation

American Century Variable Portfolios, Inc. -         16.31%              N/A           22.91%          10-30-97
American Century VP Income & Growth

American Century Variable Portfolios, Inc.-          61.67%           22.50%           18.33%          05-01-94
American Century VP International

American Century Variable Portfolios, Inc.-          -2.29%              N/A            9.50%          05-01-96
American Century VP Value

The Dreyfus Socially Responsible Growth Fund,        28.20%           26.81%           22.31%          10-06-93
Inc.

Dreyfus Stock Index Fund, Inc.                       18.86%           26.23%           16.00%          09-29-89

Dreyfus Variable Investment Fund - Appreciation       9.84%           23.72%           18.33%          04-05-93
Portfolio (formerly, Dreyfus Variable
Investment Fund-  Capital Appreciation
Portfolio)

Dreyfus Variable Investment                          15.19%           22.30%           18.80%          05-02-94
Fund - Growth & Income Portfolio

Fidelity VIP Equity-Income Portfolio                  4.79%           16.77%           12.78%          10-09-86

Fidelity VIP Growth Portfolio                        35.45%           27.87%           17.06%          10-09-86

Fidelity VIP High Income Portfolio                    6.59%            9.26%           10.81%          09-19-85

Fidelity VIP Overseas Portfolio                      40.56%           15.67%            9.82%          01-28-87

Fidelity VIP II Asset Manager Portfolio               9.48%           13.96%           11.52%          09-06-89

Fidelity VIP II Contrafund(R) Portfolio              22.45%              N/A           25.91%          01-03-95

Fidelity VIP III Growth Opportunities Portfolio       2.76%              N/A           19.78%          01-03-95

The Universal Institutional Funds, Inc.-             27.50%              N/A           -4.07%          06-16-97
Emerging Markets Debt Portfolio (formerly,
Morgan Stanley Dean Witter Universal Funds,
Inc. - Emerging Markets Debt Portfolio)

NSAT- Capital Appreciation Fund                       2.77%           22.56%           15.59%          04-15-92

NSAT- Government Bond Fund                           -3.76%            5.91%            6.11%          11-08-82

NSAT- Money Market Fund                               3.33%            3.70%            3.48%          11-10-81

NSAT-Total Return Fund                                5.39%           19.04%           13.13%          11-08-82

NSAT - Nationwide Small Cap Value Fund               25.98%              N/A            8.01%          10-31-97

NSAT- Nationwide Small Company Fund                  41.93%              N/A           21.44%          10-23-95

Neuberger Berman AMT- Growth Portfolio               48.22%           24.54%           13.94%          09-10-84

Neuberger Berman AMT - Guardian Portfolio            13.27%              N/A           22.27%          11-03-97

Neuberger Berman AMT-Limited Maturity Bond            0.01%            4.00%            4.33%          09-10-84
Portfolio

Neuberger Berman AMT- Partners Portfolio              5.81%           19.28%           15.79%          03-22-94

Oppenheimer Variable Account Funds -                 -2.95%            5.55%            6.20%          04-30-85
Oppenheimer Bond Fund/VA

Oppenheimer Variable Account Funds -                 39.60%           28.78%           16.75%          04-30-85
Oppenheimer Capital Appreciation Fund/VA
(formerly Oppenheimer Growth Fund)

Oppenheimer Variable Account Funds -                 56.19%           19.91%           15.11%          11-12-90
Oppenheimer Global Securities Fund/VA



                                                                                    10 Years to
                                                    1 Year to       5 Years to      12/31/99 or       Date Fund
              Sub-Account Options                   12/31/99         12/31/99      Life of Fund       Effective
Oppenheimer Variable Account Funds -                 10.18%           12.74%            9.23%         02-09-87
Oppenheimer Multiple Strategies Fund/VA

Strong Opportunity Fund II, Inc.                     32.95%           21.58%           19.28%         05-08-92

Strong Variable Insurance Funds, Inc.-                3.57%            9.74%            8.95%         05-08-92
Discovery Fund II, Inc.

Strong Variable Insurance Funds, Inc.-               84.49%              N/A           12.55%         10-20-95
International Stock II

Van Eck Worldwide Insurance Trust- Worldwide         -9.16%            3.53%            3.91%         09-01-89
Bond Fund

Van Eck Worldwide Insurance Trust- Worldwide         97.39%              N/A            8.38%         12-27-95
Emerging Markets Fund


Van Eck Worldwide Insurance Trust- Worldwide         19.25%            0.01%            1.56%         09-01-89
Hard Assets Fund

Van Kampen Life Investment Trust- Morgan             -4.77%              N/A            8.89%         07-03-95
Stanley Real Estate Securities Portfolio

Warburg Pincus Trust- International Equity           51.21%              N/A           12.99%         06-30-95
Portfolio

Warburg Pincus Trust - Global Post-Venture           61.13%              N/A           20.64%         09-30-96
Capital Portfolio (formerly, Warburg Pincus
Trust -  Post-Venture Capital Portfolio)

Warburg Pincus Trust-Small Company Growth            66.63%              N/A           22.94%         06-30-95
Portfolio



Dreyfus Investment Portfolios - European Equity Portfolio, Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, Janus Aspen Series - International Growth
Portfolio: Service Shares, NSAT - Nationwide Mid Cap Index Fund, NSAT - Nationwide Multi-Sector Bond Fund, NSAT - Nationwide Small Cap Growth Fund, NSAT
- Nationwide Strategic Growth Fund, Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth Fund/VA, and Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA, were added to the variable account effective May 1, 2000. Therefore, no sub-account performance is available.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                  PAGE
General Information and History......................................1
Services.............................................................1
Purchase of Securities Being Offered.................................1
Underwriters.........................................................2
Calculation of Performance...........................................2
Annuity Payments.....................................................3
Financial Statements.................................................4

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS.
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP BALANCED
     Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the Fund will be invested in fixed income senior securities. There can be no assurance that the Fund will achieve its investment objective.

     AMERICAN CENTURY VP CAPITAL APPRECIATION (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999)
     Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

     The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

     AMERICAN CENTURY VP VALUE
     Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     EUROPEAN EQUITY PORTFOLIO
     Investment Objective: The Portfolio seeks long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

   Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC.
The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.
     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the Capital Appreciation Portfolio's subadviser and provides day-to-day management of this Portfolio.

     APPRECIATION PORTFOLIO (FORMERLY, CAPITAL APPRECIATION PORTFOLIO) Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

     GROWTH & INCOME PORTFOLIO
     Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO
     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO
     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO
     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

     - at least 65% in income-producing debt securities and preferred stocks, including convertible securities; and

     - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Services, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO
     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II ASSET MANAGER PORTFOLIO
     Investment Objective: To seek high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

     VIP II CONTRAFUND(R) PORTFOLIO
     Investment Objective: To seek capital appreciation by investing primarily in companies that the FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO
     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the portfolio invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     CAPITAL APPRECIATION FUND
     Investment Objective:  Long-term capital appreciation.

     GOVERNMENT BOND FUND
     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

     MONEY MARKET FUND
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

     TOTAL RETURN FUND
     Investment Objective: To obtain a reasonable, long-term total return on invested capital.

SUBADVISED NATIONWIDE FUNDS

       NATIONWIDE MID CAP INDEX FUND
       Subadviser:  The Dreyfus Corporation
       Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

       NATIONWIDE MULTI SECTOR BOND FUND
       Subadviser:  Miller, Anderson & Sherrerd, LLP
       Investment Objective: Primarily seeks a high level of current income. Capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing in a globally diverse portfolio of fixed-income investments and by giving the subadviser broad discretion to deploy the Fund's assets among certain segments of the fixed-income market that the subadviser believes will best contribute to achievement of the Fund's investment objectives. The Fund reserves the right to invest predominantly in securities rated in medium or lower categories, or as determined by the subadviser to be of comparable quality, commonly referred to as "junk bonds." Although the subadviser has the ability to invest up to 100% of the Fund's assets in lower-rated securities, the subadviser does not anticipate investing in excess of 75% of the Fund's assets in such securities.

       NATIONWIDE SMALL CAP GROWTH FUND
       Subadvisers: Franklin Advisers, Inc., Miller, Anderson & Sherrerd, LLP, Neuberger Berman, LLC.
       Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known has small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies.

       NATIONWIDE SMALL CAP VALUE FUND
       Subadviser:The Dreyfus Corporation
       Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $1 billion. The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index. The Fund will invest in equity securities of domestic and foreign issuers characterized as "value" companies according to criteria established by The Dreyfus Corporation, the Fund's subadviser.

       NATIONWIDE SMALL COMPANY FUND
       Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC., Lazard Asset Management and Strong Capital Management, Inc.
       Investment Objective: Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.

       NATIONWIDE STRATEGIC GROWTH FUND
       Subadviser:  Strong Capital Management Inc.
       Investment Objective: Capital growth by investing primarily in equity securities that the Fund's subadviser believes have above-average growth prospects. The Fund will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate- to long-term corporate or U.S. Government debt securities.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger and Berman Advisers Management Trust ("Neuberger Berman AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of Neuberger Berman AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

The Guardian and Partners Portfolios of Neuberger Berman AMT invest all of their investable assets in a corresponding series of Advisers Managers Trust managed by Neuberger Berman Management Incorporated ("Neuberger Berman Management"). Each series then invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. (For more information regarding "master/feeder fund" structure, see "Special Information Regarding Organization, Capitalization and Other Matters" in the underlying mutual fund prospectus.) The investment advisor for all the portfolios is Neuberger Berman Management.

     AMT GROWTH PORTFOLIO
     Investment Objective: Seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

     AMT GUARDIAN PORTFOLIO
     Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. N&B Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

     AMT LIMITED MATURITY BOND PORTFOLIO
     Investment Objective: To provide high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities.

     AMT PARTNERS PORTFOLIO
     Investment Objective: Capital growth by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all parts of the market cycle.

   OPPENHEIMER VARIABLE ACCOUNT FUNDS
   The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is investment adviser.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER BOND FUND/VA
     Investment Objective: Primarily seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY OPPENHEIMER GROWTH FUND) Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA
     Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

     OPPENHEIMER MULTIPLE STRATEGIES FUND/VA
     Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG OPPORTUNITY FUND II, INC. (FORMERLY "STRONG SPECIAL FUND II, INC.") Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a Mutual Fund. Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment advisor for the Fund.
     Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

STRONG VARIABLE INSURANCE FUNDS, INC. (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999)
Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Funds.

     DISCOVERY FUND II, INC.
     Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

INTERNATIONAL STOCK FUND II
Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Dean Witter Investment Management, Inc.

     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of various insurance companies to fund the benefits of life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

     WORLDWIDE BOND FUND
     Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities.

     WORLDWIDE EMERGING MARKETS FUND
     Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND
     Investment Description: Seeks long-term capital appreciation by investing, primarily in "Hard Assets Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares are offered in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management, Inc. serves as the Portfolio's investment adviser.

     MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO
     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.

WARBURG PINCUS TRUST

The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Credit Suisse Asset Management, LLC.

     GLOBAL POST-VENTURE CAPITAL PORTFOLIO (FORMERLY, POST-VENTURE CAPITAL PORTFOLIO) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999) Investment Objective: Seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either:
     (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio will invest in at least three countries including the United States.

     INTERNATIONAL EQUITY PORTFOLIO (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999)
     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     SMALL COMPANY GROWTH PORTFOLIO
     Investment Objective: Capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

APPENDIX B: CONDENSED FINANCIAL INFORMATION
Accumulation unit values for an accumulation unit outstanding throughout the period.

                                                                    PERCENT CHANGE     NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT        IN          ACCUMULATION
                             VALUE AT END OF      VALUE AT END OF  ACCUMULATION UNIT  UNITS AT END   YEAR
                                  PERIOD               PERIOD             VALUE        OF PERIOD

American Century Variable        14.156329           15.354284             8.46%          82,782       1999
Portfolios, Inc.-                12.156329           14.156329            14.09%          88,999       1998
American Century VP              10.871600           12.407611            14.13%          43,518       1997
Balanced-Q                       10.000000           10.871600             8.72%          13,228       1996

American Century Variable        14.156329           15.354284             8.46%         189,028       1999
Portfolios, Inc.-                12.407611           14.156329            14.09%         192,338       1998
American Century VP              10.871600           12.407611            14.13%          82,722       1997
Balanced-NQ                      10.000000           10.871600             8.72%          35,163       1996

American Century Variable         8.614847           13.968271            62.14%          81,461       1999
Portfolios, Inc.-                 8.934300            8.614847            -3.58%          53,093       1998
American Century VP               9.371161            8.934300            -4.66%          51,907       1997
Capital Appreciation-Q           10.000000            9.371161            -6.29%          46,612       1996

American Century Variable         8.614847           13.968271            62.14%         180,077       1999
Portfolios, Inc.-                 8.934300            8.614847            -3.58%         123,997       1998
American Century VP               9.371161            8.934300            -4.66%          97,412       1997
Capital Appreciation- NQ         10.000000            9.371161            -6.29%          83,063       1996

American Century Variable        10.814821           12.578672            16.31%          81,894       1999
Portfolios, Inc. -               10.000000           10.814821             8.15%          48,895       1998**
American Century VP
Income & Growth - Q

American Century Variable        10.814821           12.578672            16.31%         175,785       1999
Portfolios, Inc. -               10.000000           10.814821             8.15%         180,254       1998**
American Century VP
Income & Growth - NQ

American Century Variable        15.247438           24.650510            61.67%         308,447       1999
Portfolios, Inc.-                13.027680           15.247438            17.04%         263,771       1998
American Century VP              11.142834           13.027680            16.92%         111,405       1997
International-Q                  10.000000           11.142834            11.43%          27,097       1996

American Century Variable        15.247438           24.650510            61.67%         669,655       1999
Portfolios, Inc.-                13.027680           15.247438            17.04%         631,540       1998
American Century VP              11.142834           13.027680            16.92%         266,987       1997
International-NQ                 10.000000           11.142834            11.43%          77,343       1996

American Century Variable        13.017145           12.719374            -2.29%          45,365       1999
Portfolio, Inc. Inc.-            12.602262           13.017145             3.29%          62,022       1998
American Century VP              10.142228           12.602262            24.26%          19,668       1997
Value-Q                          10.000000           10.142228             1.42%               0       1996*

American Century Variable        13.017145           12.719374            -2.29%         121,969       1999
Portfolio, Inc. Inc.-            12.602262           13.017145             3.29%         189,388       1998
American Century VP              10.142228           12.602262            24.26%         114,608       1997
Value-NQ                         10.000000           10.142228             1.42%               0       1996*

The Dreyfus Socially             18.402864           23.591580           28.20%          132,996       1999
Responsible Growth Fund,         14.432845           18.402864           27.51%          131,385       1998
Inc.-Q                           11.402663           14.432845           26.57%          105,131       1997
                                 10.000000           11.402663           14.03%           10,096       1996

The Dreyfus Socially             18.402864           23.591580           28.20%          186,945       1999
Responsible Growth Fund,         14.432845           18.402864           27.51%          164,801       1998
Inc.-NQ                          11.402663           14.432845           26.57%          127,251       1997
                                 10.000000           11.402663           14.03%           29,501       1996

                                                                   PERCENT CHANGE     NUMBER OF
                            ACCUMULATION UNIT   ACCUMULATION UNIT       IN          ACCUMULATION
UNDERLYING MUTUAL FUND       VALUE AT END OF     VALUE AT END OF  ACCUMULATION UNIT  UNITS AT END   YEAR
                                 PERIOD              PERIOD            VALUE         OF PERIOD
Dreyfus Stock Index              19.279341            22.914747           18.86%        961,845       1999
Fund, Inc.-Q                     15.258148            19.279341           26.35%      1,097,971       1998
                                 11.644617            15.258148           31.03%        355,678       1997
                                 10.000000            11.644617           16.45%         64,418       1996

Dreyfus Stock Index              19.279341            22.914747           18.86%      1,695,985       1999
Fund, Inc.-NQ                    15.258148            19.279341           26.35%      1,707,874       1998
                                 11.644617            15.258148           31.03%        704,237       1997
                                 10.000000            11.644617           16.45%        189,227       1996

Dreyfus Variable                 13.070279            14.356471            9.84%        110,872       1999
Investment Fund-                 10.184856            13.070279           28.33%        129,414       1998
Appreciation Portfolio-Q(1)      10.000000            10.184856            1.85%          1,527       1997*


Dreyfus Variable                 13.070279            14.356471            9.84%        249,980       1999
Investment Fund-                 10.184856            13.070279           28.33%        243,945       1998
Appreciation                     10.000000            10.184856            1.85%         35,595       1997*
Portfolio-NQ(1)

Dreyfus Variable                 12.603139            14.517630           15.19%        107,460       1999
Investment Fund Growth &         11.437343            12.603139           10.19%        122,527       1998
Income Portfolio -Q               9.986593            11.437343           14.53%         43,110       1997
                                 10.000000             9.986593           -0.13%              0       1996*

Dreyfus Variable                 12.603139            14.517630           15.19%        159,751       1999
Investment Fund- Growth          11.437343            12.603139           10.19%        151,537       1998
& Income Portfolio-NQ             9.986593            11.437343           14.53%         64,938       1997
                                 10.000000             9.986593           -0.13%              0       1996*


Fidelity VIP Equity-             15.220240            15.949005            4.79%        635,675       1999
Income Portfolio-Q               13.835418            15.220240           10.01%      1,277,079       1998
                                 10.958584            13.835418           26.25%        629,906       1997
                                 10.000000            10.958584            9.59%        320,026       1996

Fidelity VIP                     15.220240            15.949005            4.79%      1,462,720       1999
Equity-Income                    13.835418            15.220240           10.01%      1,944,054       1998
Portfolio-NQ                     10.958584            13.835418           26.25%      1,499,279       1997
                                 10.000000            10.958584            9.59%        682,976       1996

Fidelity VIP Growth              18.497774            25.054513           35.45%        597,032       1999
Portfolio-Q                      13.455923            18.497774           37.47%        670,173       1998
                                 11.057399            13.455923           21.69%        594,211       1997
                                 10.000000            11.057399           10.57%        230,586       1996

Fidelity VIP Growth              18.497774            25.054513           35.45%      1,206,843       1999
Portfolio-NQ                     13.455923            18.497774           37.47%      1,007,812       1998
                                 11.057399            13.455923           21.69%      1,228,768       1997
                                 10.000000            11.057399           10.57%        910,947       1996

Fidelity VIP High Income         11.993921            12.783993            6.59%        817,781       1999
Portfolio-Q                      12.721046            11.993921           -5.72%        946,162       1998
                                 10.970108            12.721046           15.96%        538,510       1997
                                 10.000000            10.970108            9.70%        291,879       1996

Fidelity VIP High Income         11.993921            12.783993           6.59%       1,453,586       1999
Portfolio-NQ                     12.721046            11.993921          -5.72%       1,718,358       1998
                                 10.970108            12.721046          15.96%       1,050,615       1997
                                 10.000000            10.970108           9.70%         245,978       1996

Fidelity VIP Overseas            13.334585            18.743279          40.56%         159,451       1999
Portfolio-Q                      12.000570            13.334585          11.12%         148,300       1998
                                 10.915770            12.000570           9.94%         125,092       1997
                                 10.000000            10.915770           9.16%          36,697       1996

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

                                                                         PERCENT       NUMBER OF
                             ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
UNDERLYING MUTUAL FUND        VALUE AT END OF      VALUE AT END OF    ACCUMULATION    UNITS AT END    YEAR
                                  PERIOD                PERIOD          UNIT VALUE     OF PERIOD

Fidelity VIP Overseas            13.334585            18.743279           40.56%         275,154       1999
Portfolio-NQ                     12.000570            13.334585           11.12%         278,110       1998
                                 10.915770            12.000570            9.94%         176,490       1997
                                 10.000000            10.915770            9.16%          95,229       1996

Fidelity VIP II Asset            14.869310            16.279126            9.48%         212,828       1999
Manager Portfolio-Q              13.114181            14.869310           13.38%         192,670       1998
                                 11.029343            13.114181           18.90%          95,815       1997
                                 10.000000            11.029343           10.29%          38,401       1996

Fidelity VIP II Asset            14.869310            16.279126            9.48%         527,408       1999
Manager Portfolio-NQ             13.114181            14.869310           13.38%         454,481       1998
                                 11.029343            13.114181           18.90%         273,771       1997
                                 10.000000            11.029343           10.29%          63,564       1996

Fidelity VIP II                  18.517428            22.675266           22.45%         451,477       1999
Contrafund(R) Portfolio-Q        14.455907            18.517428           28.10%         770,623       1998
                                 11.815914            14.455907           22.34%         625,349       1997
                                 10.000000            11.815914           18.16%         255,409       1996

Fidelity VIP II                  18.517428            22.675266           22.45%       1,056,444       1999
Contrafund(R) Portfolio-NQ       14.455907            18.517428           28.10%       1,288,311       1998
                                 11.815914            14.455907           22.34%         862,290       1997
                                 10.000000            11.815914           18.16%         400,821       1996

Fidelity VIP III Growth          13.416112            13.786395            2.76%         267,657       1999
Opportunities Portfolio-Q        10.924397            13.416112           22.81%         292,587       1998
                                 10.000000            10.924397            9.24%          57,285       1997*

Fidelity VIP III Growth          13.416112            13.786395            2.76%       1,222,441       1999
Opportunities Portfolio-NQ       10.924397            13.416112           22.81%       1,310,788       1998
                                 10.000000            10.924397            9.24%         213,473       1997*

NSAT- Capital                    20.201552            20.760238            2.77%         252,002       1999
Appreciation Fund-Q              15.772381            20.201552           28.08%         622,770       1998
                                 11.889746            15.772381           32.66%         122,279       1997
                                 10.000000            11.889746           19.00%          89,481       1996

NSAT- Capital                    20.201552            20.760238            2.77%         448,548       1999
Appreciation Fund-NQ             15.772381            20.201552           28.08%         843,858       1998
                                 11.889746            15.772381           32.66%         168,800       1997
                                 10.000000            11.889746           19.00%          71,846       1996

NSAT- Government Bond            11.772852            11.329778           -3.76%         440,246       1999
Fund-Q                           10.968839            11.772852            7.33%         463,915       1998
                                 10.149155            10.968893            8.08%         112,607       1997
                                 10.000000            10.149155            1.49%          30,956       1996

NSAT- Government Bond            11.772852            11.329778           -3.76%         933,705       1999
Fund-NQ                          10.968893            11.772852            7.33%         816,488       1998
                                 10.149155            10.968893            8.08%         244,780       1997
                                 10.000000            10.149155            1.49%          97,767       1996

NSAT- Money Market Fund-Q(1)     11.112968            11.482780            3.33%       3,422,604       1999
                                 10.711730            11.112968            3.75%       1,007,530       1998
                                 10.326243            10.711730            3.73%         638,508       1997
                                 10.000000            10.326243            3.26%         283,411       1996

NSAT- Money Market               11.112968            11.482780            3.33%       4,992,397       1999
Fund-NQ(1)                       10.711730            11.112968            3.75%       3,595,023       1998
                                 10.326243            10.711730            3.73%       2,073,349       1997
                                 10.000000            10.326243            3.26%         628,692       1996

(1) The 7-day yield on the Money Market Fund as of December 31, 1999 was 3.92%.

                                                                         PERCENT        NUMBER OF
                             ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN      ACCUMULATION
UNDERLYING MUTUAL FUND        VALUE AT END OF      VALUE AT END OF  ACCUMULATION UNIT  UNITS AT END     YEAR
                                  PERIOD                PERIOD            VALUE         OF PERIOD

NSAT- Total Return Fund-Q        17.276235            18.207860            5.39%         298,396       1999
                                 14.846819            17.276235           16.36%         285,960       1998
                                 11.639579            14.846819           27.55%         157,002       1997
                                 10.000000            11.639579           16.40%          32,415       1996

NSAT- Total Return Fund-NQ       17.276235            18.207860            5.39%         477,503       1999
                                 14.846819            17.276235           16.36%         477,772       1998
                                 11.639579            14.846819           27.55%         229,416       1997
                                 10.000000            11.639579           16.40%          57,403       1996

NSAT - Nationwide Small           8.520115            10.734023           25.98%          38,232       1999
Cap Value Fund - Q               10.000000             8.520115          -14.80%          17,530       1998*

NSAT - Nationwide Small           8.520115            10.734023           25.98%         103,753       1999
Cap Value Fund - NQ              10.000000             8.520115          -14.80%          40,753       1998*

NSAT- Nationwide Small           13.989917            19.856438           41.93%         186,506       1999
Company Fund-Q                   14.053920            13.989917           -0.46%         207,507       1998
                                 12.152247            14.053920           15.65%         140,739       1997
                                 10.000000            12.152247           21.52%          49,485       1996

NSAT- Nationwide Small           13.989917            19.856438           41.93%         395,269       1999
Company Fund-NQ                  14.053920            13.989917           -0.46%         419,008       1998
                                 12.152247            14.053920           15.65%         283,747       1997
                                 10.000000            12.152247           21.52%          69,854       1996

Neuberger Berman                 15.154915            22.462268           48.22%          88,327       1999
AMT- Growth                      13.311087            15.154915           13.85%          54,978       1998
Portfolio-Q                      10.469935            13.311087           27.14%          39,613       1997
                                 10.000000            10.469935            4.70%           7,597       1996

Neuberger Berman AMT-            15.154915            22.462268           48.22%         216,935       1999
Growth  Portfolio-NQ             13.311087            15.154915           13.85%         160,168       1998
                                 10.469935            13.311087           27.14%          67,289       1997
                                 10.000000            10.469935            4.70%          50,629       1996

Neuberger Berman AMT              9.272982            10.503255           13.27%          56,195       1999
Guardian Portfolio - Q           10.000000             9.272982           -7.27%          20,062       1998**

Neuberger Berman AMT              9.272982            10.503255           13.27%         109,084       1999
Guardian Portfolio - NQ          10.000000             9.272982           -7.27%          54,518       1998**

Neuberger Berman AMT-            11.048525            11.049212            0.01%         163,757       1999
Limited Maturity Bond            10.739513            11.048525            2.88%         250,457       1998
Portfolio-Q                      10.209208            10.739513            5.19%         232,553       1997
                                 10.000000            10.209208            2.09%         123,635       1996

Neuberger Berman AMT-            11.048585            11.049212            0.01%         337,696       1999
Limited Maturity Bond            10.739513            11.048585            2.88%         555,854       1998
Portfolio-NQ                     10.209208            10.739513            5.19%         369,140       1997
                                 10.000000            10.209208            2.09%         274,872       1996


Neuberger Berman AMT-            16.270918            17.216794            5.81%         232,129       1999
Partners Portfolio-Q             15.843430            16.270918            2.70%         613,192       1998
                                 12.248582            15.843430           29.35%         551,365       1997
                                 10.000000            12.248582           22.49%         177,265       1996

                                                                           PERCENT        NUMBER OF
                               ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
UNDERLYING MUTUAL FUND          VALUE AT END OF      VALUE AT END OF     ACCUMULATION   UNITS AT END     YEAR
                                    PERIOD                PERIOD          UNIT VALUE      OF PERIOD
Neuberger Berman AMT-              16.270918             17.216794           5.81%          524,280      1999
Partners Portfolio-NQ              15.843430             16.270918           2.70%          898,907      1998
                                   12.248582             15.843430          29.35%          607,558      1997
                                   10.000000             12.248582          22.49%          214,292      1996

Oppenheimer Variable               11.659886             11.316334          -2.95%          186,021      1999
Account Funds -Oppenheimer         11.077843             11.659886           5.25%          212,964      1998
Bond Fund/VA-Q                     10.288722             11.077843           7.67%          102,577      1997
                                   10.000000             10.288722           2.89%           55,343      1996

Oppenheimer Variable               11.659886             11.316334          -2.95%          564,545      1999
Account Funds -                    11.077843             11.659886           5.25%          706,823      1998
Oppenheimer Bond                   10.288722             11.077843           7.67%          281,567      1997
Fund/VA -NQ                        10.000000             10.288722           2.89%          152,075      1996

Oppenheimer Variable               12.734164             17.777418          39.60%          234,519      1999
Account Funds -Oppenheimer         10.420499             12.734164          22.20%           42,851      1998
Capital Appreciation               10.000000             10.420499           4.20%            7,039      1997*
Fund/VA (formerly
Oppenheimer Growth Fund) -Q

Oppenheimer Variable               12.734164             17.777418          39.60%          334,271      1999
Account Funds -Oppenheimer         10.420499             12.734164          22.20%           67,557      1998
Capital Appreciation               10.000000             10.420499           4.20%            6,625      1997*
Fund/VA (formerly
Oppenheimer Growth Fund) -Q

Oppenheimer Variable               15.232440             23.791512          56.19%          159,473      1999
Account Funds -Oppenheimer         13.545830             15.232440          12.45%          273,864      1998
Global Securities Fund/VA -Q       11.201956             13.545830          20.92%           96,027      1997
                                   10.000000             11.201956          12.02%           40,161      1996

Oppenheimer Variable               15.232440             23.791512          56.19%          295,526      1999
Account Funds -Oppenheimer         13.545830             15.232440          12.45%          378,435      1998
Global Securities Fund/VA          11.201956             13.545830          20.92%          226,937      1997
-NQ                                10.000000             11.201956          12.02%           75,124      1996

Oppenheimer Variable               13.513276             14.888567          10.18%           79,147      1999
Account Funds -Oppenheimer         12.513276             13.513276           5.11%           92,773      1998
Multiple Strategies Fund/VA        11.129020             12.856596          15.52%           56,867      1997
-Q                                 10.000000             11.129020          11.29%            6,127      1996

Oppenheimer Variable               13.513276             14.888567          10.18%          274,831      1999
Account Funds -Oppenheimer         12.856596             13.513276           5.11%          273,564      1998
Multiple Strategies Fund/VA        11.129020             12.856596          15.52%          193,943      1997
-NQ                                10.000000             11.129020          11.29%           34,052      1996

Strong Variable Insurance          11.491081             11.900815           3.57%          29,325       1999
Funds, Inc.- Discovery Fund        10.870948             11.491081           5.70%          26,911       1998
II, Inc.-Q                          9.903046             10.870948           9.77%          27,509       1997
                                   10.000000              9.903046          -0.97%          27,130       1996

Strong Variable Insurance          11.491081             11.900815           3.57%          68,288       1999
Funds, Inc.- Discovery Fund        10.870948             11.491081           5.70%          72,179       1998
II, Inc.-NQ                         9.903046             10.870948           9.77%          73,785       1997
                                   10.000000              9.903046          -0.97%          55,312       1996

Strong Variable Insurance           8.367348             15.437256          84.49%          39,778       1999
Funds, Inc.- International          8.916485              8.367348          -6.16%          45,767       1998
Stock Fund II-Q                    10.462103              8.916485         -14.77%          88,170       1997
                                   10.000000             10.462103           4.62%          61,841       1996

                                                                            PERCENT       NUMBER OF
                                ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN    ACCUMULATION
UNDERLYING MUTUAL FUND           VALUE AT END OF      VALUE AT END OF    ACCUMULATION   UNITS AT END     YEAR
                                     PERIOD                PERIOD          UNIT VALUE    OF PERIOD

Strong Variable Insurance            8.367348            15.437256           84.49%        104,813       1999
Funds, Inc.- International           8.916485             8.367348           -6.16%        118,596       1998
Stock Fund II-NQ                    10.462103             8.916485          -14.77%        236,119       1997
                                    10.000000            10.462103            4.62%        154,841       1996

Strong Opportunity Fund II,         15.660253            20.820776           32.95%        134,958       1999
Inc.-Q                              13.995266            15.660253           11.90%        160,731       1998
                                    11.319705            13.995266           23.64%        436,276       1997
                                    10.000000            11.319705           13.20%        312,712       1996

Strong Opportunity Fund II,         15.660253            20.820776           32.95%        389,494       1999
Inc.-NQ                             13.995266            15.660253           11.90%        459,632       1998
                                    11.319705            13.995266           23.64%        513,631       1997
                                    10.000000            11.319705           13.20%        302,280       1996

The Universal Institutional          6.919419             8.822360           27.50%          4,911       1999
Funds, Inc. - Emerging               9.803540             6.919419          -29.42%         30,554       1998
Markets Debt Portfolio - Q(1)       10.000000             9.803540           -1.96%          1,079       1997*

The Universal Institutional          6.919419             8.822360           27.50%         16,937       1999
Funds, Inc. - Emerging               9.803540             6.919419          -29.42%         18,313       1998
Markets Debt Portfolio - NQ(1)      10.000000             9.803540           -1.96%          9,814       1997*

Van Eck Worldwide Insurance         11.425229            10.378690           -9.16%         50,966       1999
Trust -Worldwide Bond Fund-Q        10.281856            11.425229           11.12%         54,874       1998
                                    10.189870            10.281856            0.90%         52,244       1997
                                    10.000000            10.189870            1.90%         39,599       1996

Van Eck Worldwide Insurance         11.425229            10.378690           -9.16%         95,952       1999
Trust- Worldwide Bond Fund-NQ       10.281856            11.425229           11.12%        137,465       1998
                                    10.189870            10.281856            0.90%        135,652       1997
                                    10.000000            10.189870            1.90%         36,398       1996

Van Eck Worldwide                    5.598612            11.248273           97.39%         62,813       1999
Insurance Trust- Worldwide           8.778805             5.598612          -35.09%         37,152       1998
Emerging  Markets Fund-Q            10.077496             8.778805          -12.89%         65,901       1997
                                    10.000000            10.077496            0.77%              0       1996*

Van Eck Worldwide Insurance          5.698612            11.248273           97.39%        163,791       1999
Trust- Worldwide Emerging            8.778805             5.698612          -35.09%        150,812       1998
Markets Fund-NQ                     10.077496             8.778805          -12.89%        109,850       1997
                                    10.000000            10.077496            0.77%            750       1996*

Van Eck Worldwide Insurance          6.678951             7.964538           19.25%         36,070       1999
Trust- Worldwide Hard Assets         9.817789             6.678951          -31.97%         27,382       1998
Fund-Q                              10.132333             9.817789           -3.10%         36,777       1997
                                    10.000000            10.132333            1.32%         22,227       1996

Van Eck Worldwide Insurance          6.678951             7.964538           19.25%         83,623       1999
Trust- Worldwide Hard                9.817789             6.678951          -31.97%        104.447       1998
Assets-NQ                           10.132333             9.817789           -3.10%        110,634       1997
                                    10.000000            10.132333            1.32%         48,531       1996


Van Kampen  Life                    14.207613            13.529402           -4.77%         77,061       1999
Investment Trust- Morgan            16.312466            14.207613          -12.90%        126,607       1998
Stanley Real Estate                 13.626341            16.312466           19.71%        143,467       1997
Securities Portfolio-Q              10.000000            13.626341           36.26%         63,345       1996

(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

                                                                           PERCENT       NUMBER OF
                               ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
UNDERLYING MUTUAL FUND          VALUE AT END OF      VALUE AT END OF    ACCUMULATION    UNITS AT END     YEAR
                                    PERIOD                PERIOD         UNIT VALUE      OF PERIOD
Van Kampen Life Investment         14.207613            13.529402           -4.77%        208,374        1999
Trust- Morgan Stanley Real         16.312466            14.207613          -12.90%        335,131        1998
Estate Securities                  13.626341            16.312466           19.71%        312,287        1997
Portfolio-NQ                       10.000000            13.626341           36.26%         65,843        1996

Warburg Pincus Trust-              11.915674            19.199834           61.13%         20,260        1999
Global Post-Venture Capital        11.351955            11.915674            4.97%         20,180        1998
Portfolio-Q(1)                     10.163437            11.351955           11.69%          7,811        1997
                                   10.000000            10.163437            1.63%              0        1996*

Warburg Pincus Trust-              11.915674            19.199834           61.13%         58,112        1999
Global Post-Venture Capital        11.351955            11.915674            4.97%         54,244        1998
Portfolio-NQ(1)                    10.163437            11.351955           11.69%         37,566        1997
                                   10.000000            10.163437            1.63%            726        1996*

Warburg Pincus                     10.451107            15.803207           51.21%        105,810        1999
Trust-International Equity         10.066530            10.451107            3.82%        190,052        1998
Portfolio-Q                        10.450529            10.066530           -3.67%        224,358        1997
                                   10.000000            10.450529            4.51%        113,387        1996

Warburg Pincus Trust-              10.451107            15.803207           51.21%        237,602        1999
International Equity               10.066530            10.451107            3.82%        442,442        1998
Portfolio-NQ                       10.450529            10.066530           -3.67%        501,764        1997
                                   10.000000            10.450529            4.51%        278,224        1996

Warburg Pincus Trust- Small        12.254943            20.420490           66.63%        179,183        1999
Company Growth Portfolio-Q         12.800371            12.254943           -4.26%        187,796        1998
                                   11.231071            12.800371           13.97%        182,340        1997
                                   10.000000            11.231071           12.31%        104,843        1996

Warburg Pincus Trust- Small        12.254943            20.420490           66.63%        554,475        1999
Company Growth Portfolio-NQ        12.800371            12.254943           -4.26%        707,671        1998
                                   11.231071            12.800371           13.97%        496,268        1997
                                   10.000000            11.231071           12.31%        314,236        1996

(1) Formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio.

 *The Dreyfus Variable Investment Fund- Appreciation Portfolio (formerly,
  Dreyfus Variable Investment Fund - Capital Appreciation Portfolio), Fidelity VIP III Growth Opportunities Portfolio, The Universal Institutional Funds, Inc.-Emerging Markets Debt Portfolio (formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio), and Oppenheimer VAF-Oppenheimer Capital Appreciation Fund/VA (formerly Oppenheimer Growth Fund) were added July 14, 1997. Consequently, the Condensed Financial Information reflects accumulation unit values for the accumulation units outstanding for the period from July 14, 1997 to December 31, 1997. The American Century Variable Portfolios, Inc. - American Century VP Value, Dreyfus Variable Investment Fund - Growth & Income Portfolio, Van Eck Worldwide Insurance Trust
  - Worldwide Emerging Markets Fund, and Warburg Pincus Trust - Global Post-Venture Capital Portfolio (formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio) were added December 23, 1996. Consequently, the Condensed Financial Information reflects accumulation unit values for the accumulation units outstanding for the period from December 23, 1996 to December 31, 1996.

**The American Century Variable Portfolios, Inc.-American Century VP Income &
  Growth, NSAT-Nationwide Small Cap Value Fund and Neuberger Berman AMT-Guardian Portfolio were added to the variable account on May 1, 1998. Consequently, the Condensed Financial Information reflects the reporting period from May 1, 1998 through December 31, 1998.

Dreyfus Investment Portfolios - European Equity Portfolio, Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, Janus Aspen Series - International Growth
Portfolio: Service Shares, NSAT - Nationwide Mid Cap Index Fund, NSAT - Nationwide Multi-Sector Bond Fund, NSAT - Nationwide Small Cap Growth Fund, NSAT
- Nationwide Strategic Growth Fund, Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth Fund/VA, and Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA, were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2000
                   DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
          BY NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY THROUGH ITS
                        NATIONWIDE VA SEPARATE ACCOUNT-B

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2000. The prospectus may be obtained from Nationwide Life and Annuity Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6331,
TDD 1-800-238-3035.

                                TABLE OF CONTENTS

                                                                 PAGE
General Information and History....................................1
Services...........................................................1
Purchase of Securities Being Offered...............................1
Underwriters.......................................................2
Calculation of Performance.........................................2
Annuity Payments...................................................3
Financial Statements...............................................4

GENERAL INFORMATION AND HISTORY

The Nationwide VA Separate Account-B (formerly Financial Horizons VA Separate Account-2) is a separate investment account of Nationwide Life and Annuity Insurance Company ("Nationwide ") (formerly Financial Horizons Life Insurance Company). All of Nationwide's common stock is owned by Nationwide Life Insurance Company which is owned by Nationwide Financial Services, Inc.("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $120 billion as of December 31, 1999.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

Nationwide is the custodian of the assets of the variable account. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or subsidiaries of Nationwide may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The contracts are sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215, an affiliate of Nationwide. No underwriting commissions have been paid by Nationwide to NISC.

CALCULATION OF PERFORMANCE

Any current yield quotations of the NSAT- Money Market Fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 1999, the NSAT- Money Market Fund's seven-day current unit value yield was 3.92% The NSAT-Money Market Fund's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the NSAT- Money Market Fund. At December 31, 1999 the NSAT-Money Market Fund's seven-day effective yield was 4.00%.

The NSAT- Money Market Fund's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the NSAT- Money Market Fund determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the NSAT- Money Market Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the NSAT- Money Market Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual total return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a 1.45% mortality risk and expense Risk Charge and Administration Charge. No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $25,000. An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. Nonstandardized average annual total return will based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the Prospectus.

--------------------------------------------------------------------------------


                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------



The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VA Separate Account-B:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-B (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                        NATIONWIDE VA SEPARATE ACCOUNT-B

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1999


ASSETS:
   Investments at market value:

      American Century VP - American Century VP Balanced (ACVPBal)
         535,753 shares (cost $4,113,475) ...........................................     $ 4,173,515

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         246,170 shares (cost $2,912,899) ...........................................       3,653,168

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         404,868 shares (cost $2,899,307) ...........................................       3,238,941

      American Century VP - American Century VP International (ACVPInt)
         1,931,291 shares (cost $20,196,461) ........................................      24,141,133

      American Century VP - American Century VP Value (ACVPValue)
         358,786 shares (cost $2,373,024) ...........................................       2,134,776

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         193,187 shares (cost $6,583,627) ...........................................       7,547,809

      Dreyfus Stock Index Fund (DryStkIx)
         1,583,950 shares (cost $55,887,642) ........................................      60,902,889

      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         129,936 shares (cost $5,190,443) ...........................................       5,180,563

      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         152,247 shares (cost $3,286,969) ...........................................       3,879,246

      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         1,299,973 shares (cost $34,329,471) ........................................      33,422,296

      Fidelity VIP - Growth Portfolio (FidVIPGr)
         822,614 shares (cost $39,017,250) ..........................................      45,186,208

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         2,567,324 shares (cost $28,467,184) ........................................      29,036,435

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         296,912 shares (cost $7,569,856) ...........................................       8,147,255

      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         645,435 shares (cost $11,102,030) ..........................................      12,050,267

      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         1,169,537 shares (cost $29,452,994) ........................................      34,092,009

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B


      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         884,356 shares (cost $19,905,045) ..........................................      20,472,834

      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         27,893 shares (cost $196,174) ..............................................         192,744

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         565,679 shares (cost $15,719,221) ..........................................      14,543,616

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         1,442,691 shares (cost $16,393,706) ........................................      15,566,639

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         96,590,473 shares (cost $96,590,473) .......................................      96,590,473

      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         156,796 shares (cost $1,598,946) ...........................................       1,524,059

      Nationwide SAT - Small Company Fund (NSATSmCo)
         522,926 shares (cost $9,823,119) ...........................................      11,567,127

      Nationwide SAT - Total Return Fund (NSATTotRe)
         750,993 shares (cost $14,512,135) ..........................................      14,126,183

      Neuberger &Berman AMT - Growth Portfolio (NBAMTGro)
         183,977 shares (cost $5,702,226) ...........................................       6,856,826

      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         109,525 shares (cost $1,666,576) ...........................................       1,735,974

      Neuberger &Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         418,480 shares (cost $5,675,288) ...........................................       5,540,672

      Neuberger &Berman AMT - Partners Portfolio (NBAMTPart)
         663,549 shares (cost $12,396,891) ..........................................      13,032,110

      Oppenheimer VAF - Bond Fund (OppBdFd)
         737,300 shares (cost $8,805,253) ...........................................       8,493,691

      Oppenheimer VAF - Global Securities Fund (OppGlSec)
         324,883 shares (cost $9,331,250) ...........................................      10,854,325

      Oppenheimer VAF - Growth Fund (OppGro)
         202,880 shares (cost $8,925,555) ...........................................      10,111,551

      Oppenheimer VAF - Multiple Strategies Fund (OppMult)
         301,845 shares (cost $5,069,103) ...........................................       5,270,205

      Strong Opportunity Fund II, Inc. (StOpp2)
         420,147 shares (cost $9,432,616) ...........................................      10,919,612

      Strong VIF - Strong Discovery Fund II (StDisc2)
         102,081 shares (cost $1,021,440) ...........................................       1,161,683

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         136,347 shares (cost $1,658,335) ...........................................       2,231,999


      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         142,640 shares (cost $1,588,333) ...........................................       1,524,825

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         179,980 shares (cost $2,187,350) ...........................................       2,566,510

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         86,979 shares (cost $919,484) ..............................................         953,288

      Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (MSRESec)
         312,189 shares (cost $4,055,382) ...........................................       3,861,780

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         324,950 shares (cost $5,014,062) ...........................................       5,426,664

      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         78,125 shares (cost $1,097,391) ............................................       1,504,695

      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         571,807 shares (cost $10,022,936) ..........................................      14,981,353
                                                                                          -----------
            Total investments .......................................................     558,397,948

   Accounts receivable ..............................................................         294,217
                                                                                          -----------
            Total assets ............................................................     558,692,165

ACCOUNTS PAYABLE ....................................................................          19,666
                                                                                          -----------
CONTRACT OWNERS' EQUITY (NOTE 4) ....................................................   $ 558,672,499
                                                                                          ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
STATEMENT OF OPERATIONS

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                               TOTAL                             ACVPBal
                                                  --------------------------------     ---------------------------
                                                        1999             1998              1999            1998
                                                  ---------------   --------------     -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         $    12,209,397       7,818,099          84,936          33,348
  Mortality, expense and
    administration charges (note 2)......              (7,811,199)     (5,643,109)        (62,221)        (39,181)
                                                   --------------  --------------      ----------      ----------
    Net investment activity..............               4,398,198       2,174,990          22,715          (5,833)
                                                   --------------  --------------      ----------      ----------

  Proceeds from mutual fund
    shares sold..........................           1,813,953,387     724,145,392       1,532,098       1,370,465
 Cost of mutual fund shares sold.........          (1,757,424,692)   (716,278,224)     (1,666,613)     (1,340,497)
                                                   --------------  --------------      ----------      ----------
     Realized gain (loss) on investments..             56,528,695       7,867,168        (134,515)         29,968
  Change in unrealized gain (loss)
    on investments.......................               6,717,970      16,445,711        (147,565)        124,972
                                                   --------------  --------------      ----------      ----------
    Net gain (loss) on investments.......              63,246,665      24,312,879        (282,080)        154,940
                                                   --------------  --------------      ----------      ----------
  Reinvested capital gains...............              14,782,161      13,663,741         586,056         206,788
                                                   --------------  --------------      ----------      ----------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations......              82,427,024      40,151,610         326,691         355,895
                                                   --------------  --------------      ----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................              78,276,261     241,794,992         374,539       1,611,751
  Transfers between funds................                       -               -          (9,888)        866,011
  Redemptions............................            (106,692,804)    (49,104,065)       (500,529)       (417,463)
  Annuity benefits ......................                 (19,404)         (3,683)              -               -
  Adjustments to maintain reserves.......                 294,335         (13,743)            (64)            169
                                                   --------------  --------------      ----------      ----------
      Net equity transactions............             (28,141,612)    192,673,501        (135,942)      2,060,468
                                                   --------------  --------------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....              54,285,412     232,825,111         190,749       2,416,363
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................             504,387,087     271,561,976       3,982,699       1,566,336
                                                   --------------  --------------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD....          $  558,672,499     504,387,087       4,173,448       3,982,699
                                                   ==============  ==============      ==========      ==========




                                                             ACVPCapAp                       ACVPIncGr
                                                   ---------------------------     ---------------------------
                                                      1999            1998             1999            1998
                                                   ----------      -----------     ----------      -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                   -                -             600          13,971
  Mortality, expense and
    administration charges (note 2)......             (36,197)         (23,230)        (40,673)         (9,285)
                                                    ---------       ----------      ----------      ----------
    Net investment activity..............             (36,197)         (23,230)        (40,073)          4,686
                                                    ---------       ----------      ----------      ----------
  Proceeds from mutual fund
    shares sold..........................           6,617,383        1,861,327       3,541,056       3,462,801
 Cost of mutual fund shares sold.........          (5,926,294)      (2,002,979)     (3,237,874)     (3,421,020)
                                                    ---------       ----------      ----------      ----------
     Realized gain (loss) on investments..            691,089         (141,652)        303,182          41,781
  Change in unrealized gain (loss)
    on investments.......................             658,964          125,669         164,310         175,325
                                                    ---------       ----------      ----------      ----------
    Net gain (loss) on investments.......           1,350,053          (15,983)        467,492         217,106
                                                    ---------       ----------      ----------      ----------
  Reinvested capital gains...............                   -           77,047               -               -
                                                    ---------       ----------      ----------      ----------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations......           1,313,856           37,834         427,419         221,792
                                                    ---------       ----------      ----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................             104,184          538,949         429,821         586,130
  Transfers between funds................           1,069,815         (186,436)        867,863       1,836,457
  Redemptions............................            (386,137)        (172,970)       (964,403)       (164,220)
  Annuity benefits ......................                   -                -               -               -
  Adjustments to maintain reserves.......                  67               10           2,354          (1,953)
                                                    ---------       ----------      ----------      ----------
      Net equity transactions............             787,929          179,553         335,635       2,256,414
                                                    ---------       ----------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....           2,101,785          217,387         763,054       2,478,206
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................           1,551,448        1,334,061       2,478,206               -
                                                    ---------       ----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD....           3,653,233        1,551,448       3,241,260       2,478,206
                                                    =========       ==========      ==============  ==========


NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                            ACVPint                          ACVPValue
                                              ------------------------------      ---------------------------
                                                    1999             1998              1999            1998
                                              ---------------   ------------      -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................     $            -          39,772          22,101          12,481
  Mortality, expense and administration
    charges (note 2).....................           (244,975)       (159,363)        (40,228)        (39,441)
                                              --------------    ------------      ----------      ----------
    Net investment activity..............           (244,975)       (119,591)        (18,127)        (26,960)
                                              --------------    ------------      ----------      ----------

  Proceeds from mutual fund shares sold..        127,078,667      31,356,628       5,753,466       3,069,812
  Cost of mutual fund shares sold........       (119,686,321)    (31,185,304)     (5,935,589)     (3,124,822)
                                              --------------    ------------      ----------      ----------
    Realized gain (loss) on investments..          7,392,346         171,324        (182,123)        (55,010)
  Change in unrealized gain (loss)
    on investments.......................          3,088,550         719,921        (279,714)         27,951
                                              --------------    ------------      ----------      ----------
    Net gain (loss) on investments.......         10,480,896         891,245        (461,837)        (27,059)
                                              --------------    ------------      ----------      ----------
  Reinvested capital gains...............                  -         408,286         209,382         149,013
                                              --------------    ------------      ----------      ----------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations........         10,235,921       1,179,940        (270,582)         94,994
                                              --------------    ------------      ----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................          1,230,040       4,813,488         338,659       1,438,016
  Transfers between funds................          1,077,633       3,543,125        (886,385)        333,167
  Redemptions............................         (2,067,608)       (803,970)       (324,178)       (278,803)
  Annuity benefits ......................             (3,019)           (542)         (1,537)           (354)
  Adjustments to maintain reserves.......             (2,209)           (221)            (58)           (438)
                                              --------------    ------------      ----------      ----------
      Net equity transactions............            234,837       7,551,880        (873,499)      1,491,588
                                              --------------    ------------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....         10,470,758       8,731,820      (1,144,081)      1,586,582
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................         13,661,390       4,929,570       3,278,763       1,692,181
                                              --------------    ------------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD....    $    24,132,148      13,661,390       2,134,682       3,278,763
                                              ==============    ============      ==========      ==========


                                                          DrySRGro                         DryStkIx
                                               ---------------------------      ---------------------------
                                                  1999            1998             1999            1998
                                               ----------     ------------      -----------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................             925            8,472         595,958        522,901
  Mortality, expense and administration
    charges (note 2).....................        (102,904)         (63,111)       (817,328)       (485,796)
                                               ----------     ------------      ----------    ------------
    Net investment activity..............        (101,979)         (54,639)       (221,370)         37,105
                                               ----------     ------------      ----------    ------------

  Proceeds from mutual fund shares sold..       5,480,508        6,586,671      61,300,160      39,332,503
  Cost of mutual fund shares sold........      (4,578,885)      (6,462,288)    (51,324,024)    (36,715,362)
                                               ----------     ------------      ----------    ------------
    Realized gain (loss) on investments..         901,623          124,383       9,976,136       2,617,141
  Change in unrealized gain (loss)
    on investments.......................         551,875          442,083        (577,072)      5,058,856
                                               ----------     ------------      ----------    ------------
    Net gain (loss) on investments.......       1,453,498          566,466       9,399,064       7,675,997
                                               ----------     ------------      ----------    ------------
  Reinvested capital gains...............         249,138          196,095         514,716          95,170
                                               ----------     ------------      ----------    ------------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations........       1,600,657          707,922       9,692,410       7,808,272
                                               ----------     ------------      ----------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................         703,482        1,619,005       7,548,957      17,316,091
  Transfers between funds................         794,953           95,845      (3,376,077)     15,572,652
  Redemptions............................      (1,001,950)        (326,063)     (7,057,239)     (2,773,953)
  Annuity benefits ......................               -                -               -               -
  Adjustments to maintain reserves.......             102               28             609            (560)
                                               ----------     ------------      ----------    ------------
      Net equity transactions............         496,587        1,388,815      (2,883,750)     30,114,230
                                               ----------     ------------      ----------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....       2,097,244        2,096,737       6,808,660      37,922,502
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       5,450,670        3,353,933      54,094,842      16,172,340
                                               ----------     ------------      ----------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....       7,547,914        5,450,670      60,903,502      54,094,842
                                               ==========     ============      ==============  ==========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                         DryCapAp                         DryGrInc
                                             -----------------------------     ----------------------------
                                                  1999             1998            1999            1998
                                             -------------    ------------     -------------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................    $       82,047          22,474          21,630          24,522
  Mortality, expense and administration
    charges (note 2).....................          (128,571)        (34,717)        (50,582)        (33,541)
                                             --------------   -------------    -------------    -----------
    Net investment activity..............           (46,524)        (12,243)        (28,952)         (9,019)
                                             --------------   -------------    -------------    -----------

  Proceeds from mutual fund shares sold..        46,132,612       5,604,652         987,750       2,360,951
  Cost of mutual fund shares sold........       (44,911,896)     (5,779,706)       (924,568)     (2,425,101)
                                             --------------   -------------    -------------    -----------
    Realized gain (loss) on investments..         1,220,716        (175,054)         63,182         (64,150)
  Change in unrealized gain (loss)
    on investments.......................          (524,951)        516,519         349,913         289,005
                                             --------------   -------------  --------------     -----------

    Net gain (loss) on investments.......           695,765         341,465         413,095         224,855
                                             --------------   -------------    -------------    -----------

 Reinvested capital gains...............            55,124             574         117,578          33,632
                                             --------------   -------------    -------------    -----------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations..........................           704,365         329,796         501,721         249,468
                                             --------------   -------------    -------------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................           839,452       1,296,381         272,978       1,731,959
  Transfers between funds................           938,506       3,114,305          31,306         456,443
  Redemptions............................        (2,181,652)       (237,901)       (380,817)       (219,063)
  Annuity benefits ......................                 -               -               -               -
  Adjustments to maintain reserves.......               (15)           (757)             16            (522)
                                             --------------   -------------    -------------    -----------
      Net equity transactions............          (403,709)      4,172,028         (76,517)      1,968,817
                                             --------------   -------------    -------------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....           300,656       4,501,824         425,204       2,218,285
CONTRACT OWNERS' EQUITY BEGINNING OF
  PERIOD.................................         4,879,906         378,082       3,454,067       1,235,782
                                             --------------   -------------    -------------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD....    $    5,180,562       4,879,906       3,879,271       3,454,067
                                             ==============   =============    =============    ===========


                                                        FidVIPEI                         FidVIPGr
                                              ----------------------------      ---------------------------
                                                  1999            1998             1999            1998
                                              -------------   ------------      -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         718,655          438,197          62,752          96,650
  Mortality, expense and administration
    charges (note 2).....................        (660,180)        (540,327)       (567,708)       (299,659)
                                              -----------     ------------      ----------       ---------
    Net investment activity..............          58,475         (102,130)       (504,956)       (203,009)
                                              -----------     ------------      ----------       ---------

  Proceeds from mutual fund shares sold..      55,517,129       34,659,555      79,869,201      49,056,647
  Cost of mutual fund shares sold........     (52,009,973)     (31,406,671)    (72,708,952)    (46,848,717)
                                              -----------     ------------      ----------       ---------
    Realized gain (loss) on investments..       3,507,156        3,252,884       7,160,249       2,207,930
  Change in unrealized gain (loss)
    on investments.......................      (3,467,328)      (1,043,501)      1,895,516       2,012,302
                                             ------------   --------------  --------------  --------------

    Net gain (loss) on investments.......          39,828        2,209,383       9,055,765       4,220,232
                                              -----------     ------------      ----------       ---------

 Reinvested capital gains...............       1,588,606        1,559,466       3,945,522       2,528,165
                                              -----------     ------------      ----------       ---------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations..........................       1,686,909        3,666,719      12,496,331       6,545,388
                                              -----------     ------------      ----------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................       2,909,702       17,187,231       3,494,471       6,866,625
  Transfers between funds................     (13,728,204)       2,340,278       5,545,659      (4,825,633)
  Redemptions............................      (6,482,410)      (3,613,020)     (7,399,782)     (2,061,683)
  Annuity benefits ......................          (2,988)            (711)         (4,108)           (783)
  Adjustments to maintain reserves.......          55,498              551          31,244            (188)
                                              -----------     ------------      ----------       ---------
      Net equity transactions............     (17,248,402)      15,914,329       1,667,484         (21,662)
                                              -----------     ------------      ----------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY....     (15,561,493)      19,581,048      14,163,815       6,523,726
CONTRACT OWNERS' EQUITY BEGINNING OF
  PERIOD.................................      49,039,213       29,458,165      31,053,591      24,529,865
                                              -----------     ------------      ----------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD....      33,477,720       49,039,213      45,217,406      31,053,591
                                              ===========     ============      ==============  ==========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                         FidVIPHI                         FidVIPOv
                                             -------------------------------     ---------------------------
                                                  1999             1998              1999            1998
                                             ---------------    ------------     -----------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................    $    3,049,368       1,651,369          82,634          82,111
  Mortality, expense and administration
    charges (note 2).....................          (429,544)       (411,908)       (109,701)        (77,315)
                                             --------------     -----------      ----------     -----------
    Net investment activity..............         2,619,824       1,239,461         (27,067)          4,796
                                             --------------     -----------      ----------     -----------

  Proceeds from mutual fund shares sold..        49,445,073      34,216,558     133,300,844      29,186,608
  Cost of mutual fund shares sold........       (51,382,276)    (36,081,568)   (130,144,938)    (28,928,508)
                                             --------------     -----------      ----------     -----------
    Realized gain (loss) on investments..        (1,937,203)     (1,865,010)      3,155,906         258,100
  Change in unrealized gain (loss)
    on investments.......................         1,560,104      (2,094,999)        405,515         253,115
                                             --------------     -----------      ----------     -----------
    Net gain (loss) on investments.......          (377,099)     (3,960,009)      3,561,421         511,215
                                             --------------     -----------      ----------     -----------
  Reinvested capital gains...............           113,995       1,049,307         133,280         242,012
                                             --------------     -----------      ----------     -----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations.........         2,356,720      (1,671,241)      3,667,634         758,023
                                             --------------     -----------      ----------     -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................
  Transfers between funds................         1,998,374      17,519,558         600,133       2,071,208
  Redemptions............................        (3,776,540)     (1,398,748)       (957,966)       (270,743)
  Annuity benefits ......................        (3,500,166)     (2,706,795)       (848,535)       (491,688)
  Adjustments to maintain reserves.......                 -               -               -               -
      Net equity transactions............                710             (64)         (1,343)             44
                                              --------------     -----------      ----------     -----------
                                                  (5,277,622)     13,413,951      (1,207,711)      1,308,821
                                              --------------     -----------      ----------     -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY....         (2,920,902)     11,742,710       2,459,923       2,066,844
CONTRACT OWNERS' EQUITY BEGINNING OF
  PERIOD.................................         31,958,042      20,215,332       5,686,000       3,619,156
                                               --------------     ----------      ----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD....         29,037,140      31,958,042       8,145,923       5,686,000
                                              ==============     ===========      ==========     ===========



                                                         FidVIPAM                         FidVIPCon
                                                ----------------------------      ---------------------------
                                                     1999            1998             1999            1998
                                                -------------   ------------      -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................          365,259          169,515         193,521         111,354
  Mortality, expense and administration
    charges (note 2).....................         (171,911)        (111,292)       (533,225)       (355,761)
                                                ----------      -----------       ---------       ---------
    Net investment activity..............          193,348           58,223        (339,704)       (244,407)
                                                ----------      -----------       ---------       ---------

  Proceeds from mutual fund shares sold..        4,177,593        2,252,969      42,424,562      29,737,118
  Cost of mutual fund shares sold........       (4,082,871)      (2,135,006)    (36,005,223)    (27,128,669)
                                                ----------      -----------       ---------       ---------
    Realized gain (loss) on investments..           94,722          117,963       6,419,339       2,608,449
  Change in unrealized gain (loss)
    on investments.......................          307,881          249,950        (669,926)      3,503,323
                                                ----------      -----------       ---------       ---------
    Net gain (loss) on investments.......          402,603          367,913       5,749,413       6,111,772
                                                ----------      -----------       ---------       ---------
  Reinvested capital gains...............          462,661          508,545       1,419,156         819,250
                                                ----------      -----------       ---------       ---------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations.........        1,058,612          934,681       6,828,865       6,686,615
                                                ----------      -----------       ---------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................
  Transfers between funds................        1,986,331        3,941,991       2,446,510       8,215,815
  Redemptions............................          706,046          359,310      (7,950,349)      3,891,022
  Annuity benefits ......................       (1,323,417)        (460,173)     (5,358,878)     (2,172,888)
  Adjustments to maintain reserves.......                -                -            (291)              -
      Net equity transactions............              134               63         104,739             427
                                                ----------       ----------       ---------       ---------
                                                 1,369,094        3,841,191     (10,758,269)      9,934,376
                                                ----------       ----------      ----------      ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY....        2,427,706        4,775,872      (3,929,404)     16,620,991
CONTRACT OWNERS' EQUITY BEGINNING OF
  PERIOD.................................        9,622,689        4,846,817      38,126,162      21,505,171
                                                ----------       ----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD....     $ 12,050,395        9,622,689      34,196,758      38,126,162
                                                ==========       ==========      ==========      ==========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                          FidVIPGROp                         MSEmMkt
                                              --------------------------------    ---------------------------
                                                   1999             1998               1999            1998
                                              ---------------   --------------    -------------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................     $      219,859          44,124          23,840          24,096
  Mortality, expense and administration
    charges (note 2).....................           (350,970)       (213,834)         (5,157)         (3,100)
                                               -------------    ------------      ----------      ----------
    Net investment activity..............           (131,111)       (169,710)         18,683          20,996
                                               -------------    ------------      ----------      ----------
  Proceeds from mutual fund shares sold..         60,735,974       5,537,239       3,802,365         975,706
  Cost of mutual fund shares sold........        (58,040,123)     (5,154,732)     (3,748,962)     (1,073,479)
                                               -------------    ------------      ----------      ----------
    Realized gain (loss) on investments..          2,695,851         382,507          53,403         (97,773)
  Change in unrealized gain (loss) on
    investments .........................         (2,262,934)      2,707,877          15,494         (10,716)
                                               -------------    ------------      ----------      ----------
    Net gain (loss) on investments.......            432,917       3,090,384          68,897        (108,489)
                                               -------------    ------------      ----------      ----------
  Reinvested capital gains...............            411,041         153,385               -               -
                                               -------------    ------------      ----------      ----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations.........            712,847       3,074,059          87,580         (87,493)
                                               -------------    ------------      ----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................            961,172       5,943,854          68,452         140,519
  Transfers between funds................           (767,741)     10,961,989        (225,156)        220,119
  Redemptions............................         (1,944,495)     (1,426,662)        (76,261)        (41,788)
  Annuity benefits ......................                  -               -               -               -
  Adjustments to maintain reserves.......             70,237             (49)              5             (16)
                                               -------------    ------------      ----------      ----------
      Net equity transactions............         (1,680,827)     15,479,132        (232,960)        318,834
                                               -------------    ------------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....           (967,980)     18,553,191        (145,380)        231,341
CONTRACT OWNERS' EQUITY BEGINNING
   OF PERIOD.............................         21,511,059       2,957,868         338,131         106,790
                                               -------------    ------------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD....         20,543,079      21,511,059         192,751         338,131
                                               =============    ============      ==========      ==========



                                                         NSATCapAp                        NSATGvtBd
                                               ---------------------------      ---------------------------
                                                    1999            1998             1999           1998
                                               -------------   -----------      -------------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         143,254          121,205         857,631         530,836
  Mortality, expense and administration
    charges (note 2).....................        (403,135)        (194,651)       (229,882)       (129,786)
                                               ----------      -----------      ----------      ----------
    Net investment activity..............        (259,881)         (73,446)        627,749         401,050
                                               ----------      -----------      ----------      ----------
  Proceeds from mutual fund shares sold..      46,186,547        8,182,493      13,275,910      14,587,330
  Cost of mutual fund shares sold........     (43,049,778)      (7,321,337)    (13,973,544)    (14,190,888)
                                               ----------      -----------      ----------      ----------
    Realized gain (loss) on investments..       3,136,769          861,156        (697,634)        396,442
  Change in unrealized gain (loss) on
    investments .........................      (3,036,396)       1,616,515        (536,083)       (294,787)
                                               ----------      -----------      ----------      ----------
    Net gain (loss) on investments.......         100,373        2,477,671      (1,233,717)        101,655
                                               ----------      -----------      ----------      ----------
  Reinvested capital gains...............         998,848          824,866          29,496          72,331
                                               ----------      -----------      ----------      ----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations.........         839,340        3,229,091        (576,472)        575,036
                                               ----------      -----------      ----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................       2,742,904       10,137,216       1,871,746       6,945,212
  Transfers between funds................     (12,557,885)      12,658,826       1,366,887       4,673,391
  Redemptions............................      (6,108,886)        (987,832)     (2,169,513)     (1,039,812)
  Annuity benefits ......................               -                -               -               -
  Adjustments to maintain reserves.......             (51)            (148)            (84)             28
                                               ----------      -----------      ----------      ----------
      Net equity transactions............     (15,923,918)      21,808,062       1,069,036      10,578,819
                                               ----------      -----------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....     (15,084,578)      25,037,153         492,564      11,153,855
CONTRACT OWNERS' EQUITY BEGINNING
   OF PERIOD.............................      29,628,162        4,591,009      15,073,995       3,920,140
                                               ----------      -----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD....      14,543,584       29,628,162      15,566,559      15,073,995
                                               ==========       ==========      ==========      ==========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                       NSATMyMkt                      NSATSmCapV
                                             ------------------------------     ------------------------------
                                                   1999            1998              1999            1998
                                             -------------   --------------     -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         3,524,835       2,938,981               -               -
  Mortality, expense and administration
    charges (note 2).....................        (1,094,707)       (833,529)        (30,069)         (3,866)
                                             --------------  --------------     -----------     -----------
    Net investment activity..............         2,430,128       2,105,452         (30,069)         (3,866)
                                             --------------  --------------     -----------     -----------

  Proceeds from mutual fund shares sold..       745,935,436     295,687,265      18,339,627       3,943,236
  Cost of mutual fund shares sold........      (745,935,436)   (295,687,265)    (18,072,852)     (3,883,376)
                                             --------------  --------------     -----------     -----------
    Realized gain (loss) on investments..                 -               -         266,775          59,860
  Change in unrealized gain (loss)
     on investments......................                 -               -         (91,757)         16,870
                                             --------------  --------------     -----------     -----------
    Net gain (loss) on investments.......                 -               -         175,018          76,730
                                             --------------  --------------     -----------     -----------
  Reinvested capital gains...............                 -               -         230,135               -
                                             --------------  --------------     -----------     -----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations.........         2,430,128       2,105,452         375,084          72,864
                                             --------------  --------------     -----------     -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................        38,509,617      82,240,994         181,544          38,202
  Transfers between funds................        41,288,252     (44,327,285)      1,849,447         418,553
  Redemptions............................       (36,785,520)    (17,913,246)     (1,378,599)        (33,044)
  Annuity benefits ......................                 -               -               -               -
  Adjustments to maintain reserves.......            37,103          (6,570)             16               3
                                             --------------  --------------     -----------     -----------
      Net equity transactions............        43,049,452      19,993,893         652,408         423,714
                                             --------------  --------------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....        45,479,580      22,099,345       1,027,492         496,578

CONTRACT OWNERS' EQUITY BEGINNING
   OF PERIOD.............................        51,148,025      29,048,680         496,578               -
                                             --------------  --------------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD....        96,627,605      51,148,025       1,524,070         496,578
                                             ==============  ==============     ===========     ===========



                                                           NSATSmCo                         NSATTotRe
                                               ---------------------------      ---------------------------
                                                   1999            1998             1999            1998
                                               -------------   -------------   -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................               -                -          90,376         106,763
  Mortality, expense and administration
    charges (note 2).....................        (139,907)        (113,941)       (198,076)       (140,429)
                                               ----------      -----------     -----------      ----------
    Net investment activity..............        (139,907)        (113,941)       (107,700)        (33,666)
                                               ----------      -----------     -----------      ----------

  Proceeds from mutual fund shares sold..      32,926,301       12,581,286      14,771,750       3,147,742
  Cost of mutual fund shares sold........     (30,327,923)     (13,368,773)    (13,536,263)     (2,495,533)
                                               ----------      -----------     -----------      ----------
    Realized gain (loss) on investments..       2,598,378         (787,487)      1,235,487         652,209
  Change in unrealized gain (loss)
     on investments......................         756,420          965,697      (1,000,830)        250,851
                                               ----------      -----------     -----------      ----------
    Net gain (loss) on investments.......       3,354,798          178,210         234,657         903,060
                                               ----------      -----------     -----------      ----------
  Reinvested capital gains...............         478,555                -         500,011         507,144
                                               ----------      -----------     -----------      ----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations.........       3,693,446           64,269         626,968       1,376,538
                                               ----------      -----------     -----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................         574,894        3,669,854       1,669,251       5,926,331
  Transfers between funds................         745,285         (266,510)        217,154       1,236,248
  Redemptions............................      (2,216,287)        (660,591)     (1,581,603)     (1,081,832)
  Annuity benefits ......................          (2,123)            (369)              -               -
  Adjustments to maintain reserves.......             162             (484)              3              50
                                               ----------      -----------     -----------      ----------
      Net equity transactions............        (898,069)       2,741,900         304,805       6,080,797
                                               ----------      -----------     -----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....       2,795,377        2,806,169         931,773       7,457,335

CONTRACT OWNERS' EQUITY BEGINNING
   OF PERIOD.............................       8,771,862        5,965,693      13,194,413       5,737,078
                                               ----------      -----------     -----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD....      11,567,239        8,771,862      14,126,186      13,194,413
                                               ==========      ===========     ===========      ==========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                          NBAMTGro                         NBAMTGuard
                                             ------------------------------     -----------------------------
                                                 1999             1998               1999            1998
                                             --------------   -------------     -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................   $             -               -           2,390               -
  Mortality, expense and administration
    charges (note 2).....................           (33,251)        (24,594)        (16,802)         (4,269)
                                             --------------   -------------     -----------     -----------
    Net investment activity..............           (33,251)        (24,594)        (14,412)         (4,269)
                                             --------------   -------------     -----------     -----------

  Proceeds from mutual fund shares sold..         4,382,982       2,684,965       3,617,122       1,888,089
  Cost of mutual fund shares sold........        (4,081,950)     (2,990,491)     (3,544,186)     (2,041,785)
                                             --------------   -------------     -----------     -----------
    Realized gain (loss) on investments..           301,032        (305,526)         72,936        (153,696)

  Change in unrealized gain (loss)
    on investments.......................           817,823         218,132          (2,868)         72,266
                                             --------------   -------------     -----------     -----------
    Net gain (loss) on investments.......         1,118,855         (87,394)         70,068         (81,430)
                                             --------------   -------------     -----------     -----------
  Reinvested capital gains...............           102,839         353,652               -               -
                                             --------------   -------------     -----------     -----------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations......         1,188,443         241,664          55,656         (85,699)
                                             --------------   -------------     -----------     -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................            98,067         955,194          61,911         357,425
  Transfers between funds................         2,645,469         862,118       1,389,926         438,620
  Redemptions............................          (335,675)       (221,438)       (463,097)        (18,761)
  Annuity benefits ......................                 -               -               -               -
  Adjustments to maintain reserves.......                54              (1)             (8)             (6)
                                             --------------   -------------     -----------     -----------
      Net equity transactions............         2,407,915       1,595,873         988,732         777,278
                                             --------------   -------------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....         3,596,358       1,837,537       1,044,388         691,579

CONTRACT OWNERS' EQUITY BEGINNING OF
  PERIOD.................................         3,260,519       1,422,982         691,579               -
                                             --------------   -------------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD....   $     6,856,877       3,260,519       1,735,967         691,579
                                             ==============   =============     ===========     ===========


                                                          NBAMTLMat                        NBAMTPart
                                                ---------------------------     ---------------------------
                                                   1999            1998             1999            1998
                                                -----------    ------------     ----------      -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................    $    473,933          383,662         291,657         51,137
  Mortality, expense and administration
    charges (note 2).....................        (105,699)        (100,735)       (260,080)       (292,955)
                                                ---------      -----------      ----------      ----------
    Net investment activity..............         368,234          282,927          31,577        (241,818)
                                                ---------      -----------      ----------      ----------

  Proceeds from mutual fund shares sold..       4,896,009        4,392,774      18,568,349      31,975,759
  Cost of mutual fund shares sold........      (5,107,339)      (4,372,745)    (17,653,457)    (33,531,240)
                                                ---------      -----------      ----------      ----------
    Realized gain (loss) on investments..        (211,330)          20,029         914,892      (1,555,481)

  Change in unrealized gain (loss)
    on investments.......................        (162,778)        (115,698)       (685,018)        125,336
                                                ---------      -----------      ----------      ----------
    Net gain (loss) on investments.......        (374,108)         (95,669)        229,874      (1,430,145)
                                                ---------      -----------      ----------      ----------
  Reinvested capital gains...............               -                -         507,229       1,610,813
                                                ---------      -----------      ----------      ----------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations......          (5,874)         187,258         768,680         (61,150)
                                                ---------      -----------      ----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................         817,903        5,590,575       1,170,383       8,523,714
  Transfers between funds................      (2,291,304)      (2,604,986)    (11,477,114)       (492,756)
  Redemptions............................      (1,888,599)        (726,206)     (2,037,854)     (1,718,726)
  Annuity benefits ......................               -                -          (1,792)           (369)
  Adjustments to maintain reserves.......             (12)              16             (92)         (2,241)
                                                ---------      -----------      ----------      ----------
      Net equity transactions............      (3,362,012)       2,259,399     (12,346,469)      6,309,622
                                                ---------      -----------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      (3,367,886)       2,446,657     (11,577,789)      6,248,472

CONTRACT OWNERS' EQUITY BEGINNING OF
  PERIOD.................................       8,908,547        6,461,890      24,609,788      18,361,316
                                                ---------      -----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD....    $  5,540,661        8,908,547      13,031,999      24,609,788
                                                =========      ===========      ==========      ===========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                         OppBdFd                          OppGLSec
                                              ----------------------------      ----------------------------
                                                   1999            1998               1999            1998
                                              -------------   ------------      -------------   ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................    $      521,048          95,707         113,678         117,153
  Mortality, expense and administration
    charges (note 2).....................          (142,663)       (113,685)       (147,760)       (101,065)
                                              -------------   -------------     -----------     -----------
    Net investment activity..............           378,385         (17,978)        (34,082)         16,088
                                              -------------   -------------     -----------     -----------
  Proceeds from mutual fund shares sold..         4,950,607       2,568,684      25,522,876       3,307,812
                                              -------------   -------------     -----------     -----------
  Cost of mutual fund shares sold........        (5,075,215)     (2,486,541)    (22,308,190)     (2,953,078)

    Realized gain (loss) on investments..          (124,608)         82,143       3,214,686         354,734

  Change in unrealized gain (loss)
    on investments.......................          (593,132)        229,678         908,671         225,573
                                              -------------   -------------     -----------     -----------
    Net gain (loss) on investments.......          (717,740)        311,821       4,123,357         580,307
                                              -------------   -------------     -----------     -----------

  Reinvested capital gains...............            50,039          86,615         318,556         440,985
                                              -------------   -------------     -----------     -----------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations......          (289,316)        380,458       4,407,831       1,037,380
                                              -------------   -------------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................         1,008,386       4,816,861         664,356       4,409,750
  Transfers between funds................        (1,563,027)      2,107,953      (2,467,451)        722,373
  Redemptions............................        (1,386,958)       (836,169)     (1,700,498)       (597,013)
  Annuity benefits ......................                 -               -          (3,102)           (555)
  Adjustments to maintain reserves.......               (41)             22          (2,033)           (259)
                                              -------------   -------------     -----------     -----------
      Net equity transactions............        (1,941,640)      6,088,667      (3,508,728)      4,534,296
                                              -------------   -------------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....        (2,230,956)      6,469,125         899,103       5,571,676

CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................        10,724,612       4,255,487       9,946,491       4,374,815
                                              -------------   -------------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD....         8,493,656      10,724,612      10,845,594       9,946,491
                                              =============   =============     ===========     ===========



                                                              OppGro                           OppMult
                                                  ----------------------------     ---------------------------
                                                        1999            1998             1999            1998
                                                  -------------   ------------     -------------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................              13,874            1,770         165,810          32,207
  Mortality, expense and administration
    charges (note 2).....................             (60,967)          (9,900)        (72,453)        (63,381)
                                                  -----------     ------------     -----------      ----------
    Net investment activity..............             (47,093)          (8,130)         93,357         (31,174)
                                                  -----------     ------------     -----------      ----------

  Proceeds from mutual fund shares sold..           7,813,912          327,310       1,160,615       1,047,503

  Cost of mutual fund shares sold........          (7,382,900)        (334,321)     (1,178,405)     (1,009,629)
                                                  -----------     ------------     -----------      ----------

    Realized gain (loss) on investments..             431,012           (7,011)        (17,790)         37,874

  Change in unrealized gain (loss)
    on investments.......................            1,015,040          172,182         163,061         (44,041)
                                                   -----------     ------------     -----------      ----------

    Net gain (loss) on investments.......            1,446,052          165,171         145,271          (6,167)
                                                   -----------     ------------     -----------      ----------

  Reinvested capital gains...............              152,407           21,359         239,845         186,801
                                                   -----------     ------------     -----------      ----------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations......            1,551,366          178,400         478,473         149,460
                                                   -----------     ------------     -----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................              286,263          677,648         320,580       1,721,887

  Transfers between funds................            7,500,359          449,508        (172,557)        355,122
  Redemptions............................             (632,389)         (41,990)       (306,699)       (500,624)
  Annuity benefits ......................                    -                -               -               -
  Adjustments to maintain reserves.......                   64                2              15               5
                                                   -----------     ------------     -----------      ----------

      Net equity transactions............            7,154,297        1,085,168        (158,661)      1,576,390
                                                   -----------     ------------     -----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....            8,705,663        1,263,568         319,812       1,725,850

CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................            1,405,954          142,386       4,950,413       3,224,563
                                                   -----------     ------------     -----------      ----------

CONTRACT OWNERS' EQUITY END OF PERIOD....           10,111,617        1,405,954       5,270,225       4,950,413
                                                   ===========     ============     ===========      ==========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                          StOpp2                           StDisc2
                                             -------------------------------    ----------------------------
                                                 1999             1998               1999            1998
                                             --------------    -------------    -------------   ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $              -          22,334               -               -
  Mortality, expense and administration
    charges (note 2).....................          (124,119)       (131,492)        (15,568)        (17,066)
                                             --------------   -------------     -----------     -----------
    Net investment activity..............          (124,119)       (109,158)        (15,568)        (17,066)
                                             --------------   -------------     -----------     -----------

  Proceeds from mutual fund shares sold..         8,946,725      11,862,831       1,476,638       1,375,858
  Cost of mutual fund shares sold........        (8,374,877)    (10,831,437)     (1,758,063)     (1,352,631)
                                             --------------   -------------     -----------     -----------
    Realized gain (loss) on investments..           571,848       1,031,394        (281,425)         23,227

  Change in unrealized gain (loss)
    on investments.......................         1,190,733        (689,209)        133,521          43,397
                                             --------------   -------------     -----------     -----------
    Net gain (loss) on investments.......         1,762,581         342,185        (147,904)         66,624
                                             --------------   -------------     -----------     -----------
  Reinvested capital gains...............           835,183       1,068,077         148,014          17,503
                                             --------------   -------------     -----------     -----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations.........         2,473,645       1,301,104         (15,458)         67,061
                                             --------------   -------------     -----------     -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................           444,100       4,070,443         117,799         408,343
  Transfers between funds................          (679,844)     (7,922,848)         19,118        (332,842)
  Redemptions............................        (1,033,325)     (1,027,921)        (98,431)       (105,073)
  Annuity benefits ......................                 -               -               -               -
  Adjustments to maintain reserves.......              (120)             62              (5)              -
                                             --------------   -------------     -----------     -----------
      Net equity transactions............        (1,269,189)     (4,880,264)         38,481         (29,572)
                                             --------------   -------------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....         1,204,456      (3,579,160)         23,023          37,489

CONTRACT OWNERS' EQUITY BEGINNING
 OF PERIOD...............................         9,715,041      13,294,201       1,138,651       1,101,162
                                             --------------   -------------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $     10,919,497       9,715,041       1,161,674       1,138,651
                                             ==============   =============     ===========     ===========





                                                           StIntStk2                        VEWrldBd
                                                ---------------------------      ---------------------------
                                                     1999            1998             1999            1998
                                                -------------   -------------    -----------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................            5,672           30,032          81,369          17,723
  Mortality, expense and administration
    charges (note 2).....................          (16,846)         (32,452)        (25,927)        (34,838)
                                                ----------      -----------      ----------      ----------
    Net investment activity..............          (11,174)          (2,420)         55,442         (17,115)
                                                ----------      -----------      ----------      ----------

  Proceeds from mutual fund shares sold..        2,852,318        3,587,363       1,765,448       3,158,808
  Cost of mutual fund shares sold........       (2,754,634)      (3,904,675)     (1,901,067)     (2,907,439)
                                                ----------      -----------      ----------      ----------
    Realized gain (loss) on investments..           97,684         (317,312)       (135,619)        251,369

  Change in unrealized gain (loss)
    on investments.......................          698,798          414,317        (140,532)         32,925
                                                ----------      -----------      ----------      ----------
    Net gain (loss) on investments.......          796,482           97,005        (276,151)        284,294
                                                ----------      -----------      ----------      ----------
  Reinvested capital gains...............                -                -          36,356               -
                                                ----------      -----------      ----------      ----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations.........          785,308           94,585        (184,353)        267,179
                                                ----------      -----------      ----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................           38,563          728,870         136,369         514,516
  Transfers between funds................          213,338       (2,029,890)       (293,384)        (16,366)
  Redemptions............................         (180,494)        (309,814)       (331,319)       (499,763)
  Annuity benefits ......................                -                -               -               -
  Adjustments to maintain reserves.......               91               13             (14)             32
                                                ----------      -----------      ----------      ----------
      Net equity transactions............           71,498       (1,610,821)       (488,348)         (1,581)
                                                ----------      -----------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....          856,806       (1,516,236)       (672,701)        265,598

CONTRACT OWNERS' EQUITY BEGINNING
 OF PERIOD...............................        1,375,282        2,891,518       2,197,517       1,931,919
                                                ----------      -----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD....        2,232,088        1,375,282       1,524,816       2,197,517
                                                ==========      ===========      ==========      ==========

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                          VEWrtdEMkt                       VEWrldHAs
                                              ------------------------------     ---------------------------
                                                   1999             1998             1999            1998
                                              -------------    -------------     -------------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................    $            -          11,626          11,193          12,719
  Mortality, expense and administration
    charges (note 2).....................           (27,585)        (17,849)        (12,533)        (17,337)
                                              -------------    ------------      ----------      ----------
    Net investment activity..............           (27,585)         (6,223)         (1,340)         (4,618)
                                              -------------    ------------      ----------      ----------

  Proceeds from mutual fund shares sold..        23,213,607       2,802,893      10,966,956       4,026,414
  Cost of mutual fund shares sold........       (21,979,207)     (3,745,736)    (10,867,727)     (4,792,158)
                                              -------------    ------------      ----------      ----------
    Realized gain (loss) on investments..         1,234,400        (942,843)         99,229        (765,744)

  Change in unrealized gain (loss)
    on investments.......................           331,043         435,520          56,098          52,953
                                              -------------    ------------      ----------      ----------
    Net gain (loss) on investments.......         1,565,443        (507,323)        155,327        (712,791)
                                              -------------    ------------      ----------      ----------
  Reinvested capital gains...............                 -          10,334               -         312,331
                                              -------------    ------------      ----------      ----------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations........         1,537,858        (503,212)        153,987        (405,078)
                                              -------------    ------------      ----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................           69,563         424,278           6,977         107,275
  Transfers between funds................          307,194        (249,999)        259,623        (196,342)
  Redemptions............................         (424,926)       (143,026)       (347,806)        (71,688)
  Annuity benefits ......................             (444)              -               -               -
  Adjustments to maintain reserves.......           (3,448)            209              40            (938)
                                              ------------     -----------      ----------      ----------
      Net equity transactions............          (52,061)         31,462         (81,166)       (161,693)

                                              ------------     -----------      ----------      ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY....        1,485,797        (471,750)         72,821        (566,771)

CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................        1,071,134       1,542,884         880,479       1,447,250
                                              ------------     -----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD....        2,556,931       1,071,134         953,300         880,479
                                              ============     ===========      ==========      ==========



                                                            MSRESec                          WPIntEq
                                                 ---------------------------      ---------------------------
                                                     1999            1998             1999            1998
                                                 ------------   ------------      -------------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................           340,255           12,621          48,337         36,266
  Mortality, expense and administration
    charges (note 2).....................           (71,206)        (107,856)        (92,799)       (109,346)
                                                 ----------     ------------      ----------      ----------
    Net investment activity..............           269,049          (95,235)        (44,462)        (73,080)
                                                 ----------     ------------      ----------      ----------

  Proceeds from mutual fund shares sold..         5,267,954        4,004,520     121,571,814      19,997,179
  Cost of mutual fund shares sold........        (6,311,116)      (4,232,713)   (118,098,969)    (20,633,499)
                                                 ----------     ------------      ----------      ----------
    Realized gain (loss) on investments..        (1,043,162)        (228,193)      3,472,845        (636,320)

  Change in unrealized gain (loss)
    on investments.......................           578,992         (858,233)        208,844       1,103,564
                                                 ----------     ------------      ----------      ----------
    Net gain (loss) on investments.......          (464,170)      (1,086,426)      3,681,689         467,244
                                                 ----------     ------------      ----------      ----------
  Reinvested capital gains...............                 -          124,195               -               -
                                                 ----------     ------------      ----------      ----------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations........          (195,121)      (1,057,466)      3,637,227         394,164
                                                 ----------     ------------      ----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................          464,089        2,531,387         255,046       1,577,242
  Transfers between funds................       (1,991,821)      (1,647,687)     (4,300,319)     (2,035,796)
  Redemptions............................         (975,564)        (700,428)       (775,556)       (634,936)
  Annuity benefits ......................                -                -               -               -
  Adjustments to maintain reserves.......              (13)             (83)            350              60
                                                ----------     ------------      ----------      ----------
      Net equity transactions............       (2,503,309)         183,189      (4,820,479)     (1,093,430)

                                                ----------     ------------      ----------      ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY....       (2,698,430)        (874,277)     (1,183,252)       (699,266)

CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................        6,560,195        7,434,472       6,610,263       7,309,529
                                                ----------     ------------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD....    $   3,861,765        6,560,195       5,427,011       6,610,263
                                                ==========     ============      ==============  ==========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                           WPPVenCap                        WPSmCoGr
                                               -------------------------------   ----------------------------
                                                    1999              1998            1999            1998
                                               -------------     -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................    $            -               -               -               -
  Mortality, expense and administration
    charges (note 2).....................           (11,527)        (10,924)       (125,563)       (136,302)
                                               ------------      ----------      ----------      ----------
    Net investment activity..............           (11,527)        (10,924)       (125,563)       (136,302)
                                               ------------      ----------      ----------      ----------
    Proceeds from mutual fund shares sold..       1,006,340       2,171,632       6,841,103       4,207,436

  Cost of mutual fund shares sold........          (858,818)     (2,299,785)     (6,977,394)     (3,696,720)
                                               ------------      ----------      ----------      ----------
    Realized gain (loss) on investments..           147,522        (128,153)       (136,291)        510,716
  Change in unrealized gain (loss)
    on investments.......................           314,974          98,230       4,724,714        (683,979)
                                               ------------      ----------      ----------      ----------
    Net gain (loss) on investments.......           462,496         (29,923)      4,588,423        (173,263)
                                               ------------      ----------      ----------      ----------
  Reinvested capital gains...............                 -               -         348,393               -
                                               ------------      ----------      ----------      ----------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations........           450,969         (40,847)      4,811,253        (309,565)
                                               ------------      ----------      ----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................            55,830         201,805         402,863       2,381,399
  Transfers between funds................           246,879         275,542         392,300       1,015,890
  Redemptions............................          (135,795)        (64,812)     (1,598,954)       (800,217)
  Annuity benefits ......................                 -               -               -               -
  Adjustments to maintain reserves.......                35               6             297             (45)
                                               ------------      ----------      ----------      ----------
      Net equity transactions............           166,949         412,541        (803,494)      2,597,027
                                               ------------      ----------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....           617,918         371,694       4,007,759       2,287,462

CONTRACT OWNERS' EQUITY BEGINNING
 OF PERIOD...............................           886,812         515,118      10,973,897       8,686,435
                                               ------------      ----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD....    $    1,504,730         886,812      14,981,656      10,973,897
                                               ============      ==========      ==========      ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-B

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1999 AND 1998




(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b)  The Contracts

          Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP)

                American Century VP - American Century VP Balanced (ACVPBal)

                American Century VP - American Century VP Capital Appreciation
                  (ACVPCapAp)

                American Century VP - American Century VP Income & Growth
                  (ACVPIncGr)

                American Century VP - American Century VP International
                  (ACVPInt)

                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

                Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)

                Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II
                (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM) Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III
                (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc.
                (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)


                                                                     (Continued)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
                (managed for a fee by an affiliated investment advisor); Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Limited Maturity Bond Portfolio
                  (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer
                VAF);
                Oppenheimer VAF - Bond Fund (OppBdFd)
                Oppenheimer VAF - Global Securities Fund (OppGlSec) Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Multiple Strategies Fund (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen Life Investment Trust (Van Kampen
                LIT);
                Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio
                  (MSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio
                  (WPPVenCap)
                Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

          At December 31, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract.

     The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.20%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

(4)     COMPONENTS OF CONTRACT OWNERS' EQUITY

          The following is a summary of contract owners' equity at December 31, 1999:

                                                                                                                  ANNUAL
     Contract owners' equity represented by:                  UNITS           UNIT VALUE                          RETURN*
                                                            --------          ----------                          -------
      American Century VP -
      American Century VP Balanced:
         Tax qualified.................................       82,782          $ 15.354284       $ 1,271,058         8%
         Non-tax qualified.............................      189,028            15.354284         2,902,390         8%
      American Century VP -
      American Century VP Capital Appreciation:
         Tax qualified.................................       81,461            13.968271         1,137,869         62%
         Non-tax qualified.............................      180,077            13.968271         2,515,364         62%
      American Century VP -
      American Century VP Income & Growth:
         Tax qualified.................................       81,894            12.578672         1,030,118         16%
         Non-tax qualified.............................      175,785            12.578672         2,211,142         16%
      American Century VP -
      American Century VP International:
         Tax qualified.................................      308,447            24.650510         7,603,376         62%
         Non-tax qualified.............................      669,655            24.650510        16,507,337         62%
      American Century VP -
      American Century VP Value:
         Tax qualified.................................       45,365            12.719374           577,014         (2)%
         Non-tax qualified.............................      121,969            12.719374         1,551,369         (2)%
      The Dreyfus Socially Responsible
      Growth Fund, Inc.:
         Tax qualified.................................      132,996            23.591580         3,137,586         28%
         Non-tax qualified.............................      186,945            23.591580         4,410,328         28%
      Dreyfus Stock Index Fund:
         Tax qualified.................................      961,845            22.914747        22,040,435         19%
         Non-tax qualified.............................    1,695,985            22.914747        38,863,067         19%
      Dreyfus VIF - Capital Appreciation Portfolio:
         Tax qualified.................................      110,872            14.356471         1,591,731         10%
         Non-tax qualified.............................      249,980            14.356471         3,588,831         10%
      Dreyfus VIF - Growth and Income Portfolio:
         Tax qualified.................................      107,460            14.517630         1,560,065         15%
         Non-tax qualified.............................      159,751            14.517630         2,319,206         15%
      Fidelity VIP - Equity-Income Portfolio:
         Tax qualified.................................      635,675            15.949005        10,138,384          5%
         Non-tax qualified.............................    1,462,720            15.949005        23,328,929          5%
      Fidelity VIP - Growth Portfolio:
         Tax qualified.................................      597,032            25.054513        14,958,346         35%
         Non-tax qualified.............................    1,206,843            25.054513        30,236,864         35%
      Fidelity VIP - High Income Portfolio:
         Tax qualified.................................      817,781            12.783993        10,454,507          7%
         Non-tax qualified.............................    1,453,586            12.783993        18,582,633          7%
      Fidelity VIP - Overseas Portfolio:
         Tax qualified.................................      159,451            18.743279         2,988,635         41%
         Non-tax qualified.............................      275,154            18.743279         5,157,288         41%
      Fidelity VIP-II - Asset Manager Portfolio:
         Tax qualified.................................      212,828            16.279126         3,464,654          9%
         Non-tax qualified.............................      527,408            16.279126         8,585,741          9%


                                                                                                                  ANNUAL
                                                              UNITS           UNIT VALUE                          RETURN*
                                                            --------          ----------                          -------
      Fidelity VIP-II - Contrafund Portfolio:
         Tax qualified................................       451,477            22.675266        10,237,361         22%
         Non-tax qualified............................     1,056,444            22.675266        23,955,149         22%
      Fidelity VIP-III -
      Growth Opportunities Portfolio:
         Tax qualified................................       267,657            13.786395         3,690,025          3%
         Non-tax qualified............................     1,222,441            13.786395        16,853,054          3%
      Morgan Stanley -
      Emerging Markets Debt Portfolio:
         Tax qualified................................         4,911             8.822360            43,327         28%
         Non-tax qualified............................        16,937             8.822360           149,424         28%
      Nationwide SAT - Capital Appreciation Fund:
         Tax qualified................................       252,002            20.760238         5,231,621          3%
         Non-tax qualified............................       448,548            20.760238         9,311,963          3%
      Nationwide SAT - Government Bond Fund:
         Tax qualified................................       440,246            11.329778         4,987,889         (4)%
         Non-tax qualified............................       933,705            11.329778        10,578,670         (4)%
      Nationwide SAT - Money Market Fund:
         Tax qualified................................     3,422,604            11.482780        39,301,009          3%
         Non-tax qualified............................     4,992,397            11.482780        57,326,596          3%
      Nationwide SAT - Small Cap Value Fund:
         Tax qualified................................        38,232            10.734023           410,383         26%
         Non-tax qualified............................       103,753            10.734023         1,113,687         26%
      Nationwide SAT - Small Company Fund:
         Tax qualified................................       186,506            19.856438         3,703,345         42%
         Non-tax qualified............................       395,269            19.856438         7,848,634         42%
      Nationwide SAT - Total Return Fund:
         Tax qualified................................       298,326            18.207860         5,431,878          5%
         Non-tax qualified............................       477,503            18.207860         8,694,308          5%
      Neuberger & Berman AMT - Growth Portfolio:
         Tax qualified................................        88,327            22.462268         1,984,025         48%
         Non-tax qualified............................       216,935            22.462268         4,872,852         48%
      Neuberger & Berman AMT - Guardian Portfolio:
         Tax qualified................................        56,195            10.503255           590,230         13%
         Non-tax qualified............................       109,084            10.503255         1,145,737         13%
      Neuberger & Berman AMT -
      Limited Maturity Bond Portfolio:
         Tax qualified................................       163,757            11.049212         1,809,386          0%
         Non-tax qualified............................       337,696            11.049212         3,731,275          0%
      Neuberger & Berman AMT - Partners Portfolio:
         Tax qualified................................       232,129            17.216794         3,996,517          6%
         Non-tax qualified............................       524,280            17.216794         9,026,421          6%
      Oppenheimer VAF - Bond Fund:
         Tax qualified................................       186,021            11.316334         2,105,076         (3)%
         Non-tax qualified............................       564,545            11.316334         6,388,580         (3)%
      Oppenheimer VAF - Global Securities Fund:
         Tax qualified................................       159,473            23.791512         3,794,104         56%
         Non-tax qualified............................       295,526            23.791512         7,031,010         56%


                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

                                                                                                                  ANNUAL
                                                              UNITS           UNIT VALUE                          RETURN*
                                                            --------          ----------                          -------
      Oppenheimer VAF - Growth Fund:
         Tax qualified................................      234,519            17.777418         4,169,142         40%
         Non-tax qualified............................       334,271            17.777418         5,942,475         40%
      Oppenheimer VAF - Multiple Strategies Fund:
         Tax qualified................................        79,147            14.888567         1,178,385         10%
         Non-tax qualified............................       274,831            14.888567         4,091,840         10%
      Strong Opportunity Fund II, Inc.:
         Tax qualified................................       134,958            20.820776         2,809,930         33%
         Non-tax qualified............................       389,494            20.820776         8,109,567         33%
      Strong VIF - Strong Discovery Fund II:
         Tax qualified................................        29,325            11.900815           348,991          4%
         Non-tax qualified............................        68,288            11.900815           812,683          4%
      Strong VIF -
      Strong International Stock Fund II:
         Tax qualified................................        39,778            15.437256           614,063         84%
         Non-tax qualified............................       104,813            15.437256         1,618,025         84%
      Van Eck WIT - Worldwide Bond Fund:
         Tax qualified................................        50,966            10.378690           528,960         (9)%
         Non-tax qualified............................        95,952            10.378690           995,856         (9)%
      Van Eck WIT -
      Worldwide Emerging Markets Fund:
         Tax qualified................................        62,813            11.248273           706,538         97%
         Non-tax qualified............................       163,791            11.248273         1,842,366         97%
      Van Eck WIT - Worldwide Hard Assets Fund:
         Tax qualified................................        36,070             7.964538           287,281         19%
         Non-tax qualified............................        83,623             7.964538           666,019         19%
      Van Kampen LIT-
      Morgan Stanley Real Estate Securities Portfolio:
         Tax qualified................................        77,061            13.529402         1,042,589         (5)%
         Non-tax qualified............................       208,374            13.529402         2,819,176         (5)%
      Warburg Pincus Trust -
      International Equity Portfolio:
         Tax qualified................................       105,810            15.803207         1,672,137         51%
         Non-tax qualified............................       237,602            15.803207         3,754,874         51%
      Warburg Pincus Trust -
      Post Venture Capital Portfolio:
         Tax qualified................................        20,260            19.199834           388,989         61%
         Non-tax qualified............................        58,112            19.199834         1,115,741         61%
      Warburg Pincus Trust -
      Small Company Growth Portfolio:
         Tax qualified................................       179,183            20.420490         3,659,005         67%
         Non-tax qualified............................       554,475            20.420490        11,322,651         67%
                                                            ========            =========

      Reserve for annuity contracts in payout phase:
         Tax qualified ...............................                                               68,791
         Non-tax qualified ...........................                                               48,622
                                                                                                -----------

                                                                                              $ 558,672,499
                                                                                                ===========


* The annual return does not include contract charges satisfied by surrendering units.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life and Annuity Insurance Company:


We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of Nationwide Life Insurance Company, as of December 31, 1999 and 1998, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.





Columbus, Ohio
January 28, 2000

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets

                   ($000's omitted, except per share amounts)


                                                                                                 December 31,
                                                                                        -------------------------------
                                         Assets                                              1999            1998
                                         ------                                         --------------- ---------------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                             $ 1,051,556    $    904,946
    Equity securities                                                                           5,659          20,853
  Mortgage loans on real estate, net                                                          330,068         268,894
  Real estate, net                                                                              2,200           2,250
  Policy loans                                                                                    465             332
  Short-term investments                                                                          706           2,277
                                                                                        --------------- ---------------
                                                                                            1,390,654       1,199,552
                                                                                        --------------- ---------------

Cash                                                                                            4,280               2
Accrued investment income                                                                      13,906          11,645
Deferred policy acquisition costs                                                              92,025          53,007
Reinsurance receivable from affiliate                                                          91,667               -
Other assets                                                                                   42,851          41,542
Assets held in separate accounts                                                            2,127,080       1,533,690
                                                                                        --------------- ---------------
                                                                                          $ 3,762,463     $ 2,839,438
                                                                                        =============== ===============

                          Liabilities and Shareholder's Equity
                          ------------------------------------
Future policy benefits and claims                                                         $ 1,480,807     $ 1,163,829
Other liabilities                                                                              41,308          25,933
Liabilities related to separate accounts                                                    2,127,080       1,533,690
                                                                                        --------------- ---------------
                                                                                            3,649,195       2,723,452
                                                                                        --------------- ---------------

Commitments and contingencies (notes 8 and 12)

Shareholder's equity:
  Common stock, $40 par value.  Authorized, issued and outstanding 66,000 shares                2,640           2,640
  Additional paid-in capital                                                                   52,960          52,960
  Retained earnings                                                                            59,536          50,331
  Accumulated other comprehensive income                                                       (1,868)         10,055
                                                                                        --------------- ---------------
                                                                                              113,268         115,986
                                                                                        --------------- ---------------
                                                                                          $ 3,762,463     $ 2,839,438
                                                                                        =============== ===============


See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                              Statements of Income

                                ($000's omitted)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  1999            1998           1997
                                                                              -------------   -------------  --------------

Revenues:
  Policy charges                                                                 $44,793         $28,549        $11,244
  Life insurance premiums                                                            292              63            363
  Net investment income                                                           13,959          11,314         11,577
  Realized gains (losses) on investments                                           5,208             696           (246)
  Other income                                                                     1,059           1,165          1,057
                                                                              -------------   -------------  --------------
                                                                                  65,311          41,787         23,995
                                                                              -------------   -------------  --------------
Benefits and expenses:
  Interest credited to policyholder account balances                               8,548           4,881          3,948
  Other benefits and claims                                                        5,210           1,586            433
  Amortization of deferred policy acquisition costs                               13,592           4,348          1,402
  Other operating expenses                                                        24,185           8,952          1,860
                                                                              -------------   -------------  --------------
                                                                                  51,535          19,767          7,643
                                                                              -------------   -------------  --------------

    Income before federal income tax expense                                      13,776          22,020         16,352

Federal income tax expense                                                         4,571           7,501          5,749
                                                                              -------------   -------------  --------------

    Net income                                                                   $ 9,205         $14,519        $10,603
                                                                              =============   =============  ==============


See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998 and 1997
                                ($000's omitted)



                                                                                            Accumulated
                                                           Additional                          other             Total
                                              Common         paid-in        Retained       comprehensive     shareholder's
                                               stock         capital        earnings           income            equity
                                            ------------  --------------  --------------  -----------------  ---------------

December 31, 1996                              $2,640        $52,960          $25,209           $ 3,228         $ 84,037

Comprehensive income:
  Net income                                        -              -           10,603                 -           10,603
  Net unrealized gains on securities
    available-for-sale arising during the year      -              -                -             3,940            3,940
                                                                                                             ---------------
  Total comprehensive income                                                                                      14,543
                                            ------------  --------------  --------------  -----------------  ---------------
December 31, 1997                               2,640         52,960           35,812             7,168           98,580

Comprehensive income:
  Net income                                        -              -           14,519                 -           14,519
  Net unrealized gains on securities
    available-for-sale arising during the year      -              -                -             2,887            2,887
                                                                                                             ---------------
  Total comprehensive income                                                                                      17,406
                                            ------------  --------------  --------------  -----------------  ---------------
December 31, 1998                               2,640         52,960           50,331            10,055          115,986

Comprehensive income:
  Net income                                        -              -            9,205                 -            9,205
  Net unrealized losses on securities
    available-for-sale arising during the year      -              -                -           (11,923)         (11,923)
                                                                                                             ---------------
  Total comprehensive income                                                                                      (2,718)
                                            ------------  --------------  --------------  -----------------  ---------------
December 31, 1999                              $2,640        $52,960          $59,536           $(1,868)        $113,268
                                            ============  ==============  ==============  =================  ===============


See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            Statements of Cash Flows

                                ($000's omitted)

                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                    1999           1998             1997
                                                                                ------------- ---------------- ---------------
Cash flows from operating activities:
  Net income                                                                      $    9,205      $  14,519       $  10,603
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                               8,548          4,881           3,948
      Capitalization of deferred policy acquisition costs                            (33,965)       (29,216)        (20,099)
      Amortization of deferred policy acquisition costs                               13,592          4,348           1,402
      Amortization and depreciation                                                    1,351           (479)            250
      Realized (gains) losses on invested assets, net                                 (5,208)          (696)            246
      Increase in accrued investment income                                           (2,261)          (867)         (1,589)
      Increase in policy liabilities and funds withheld
        on coinsurance agreement with affiliate                                      160,246        139,991         228,898
      Other, net                                                                      20,486        (29,802)         14,370
                                                                                ------------- ---------------- ---------------
          Net cash provided by operating activities                                  171,994        102,679         238,029
                                                                                ------------- ---------------- ---------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                            137,210        117,228          95,366
  Proceeds from sale of securities available-for-sale                                 73,864         17,403          30,431
  Proceeds from repayments of mortgage loans on real estate                           32,397         28,180          15,199
  Proceeds from sale of real estate                                                        -            707               -
  Proceeds from repayments of policy loans                                               109             99              67
  Cost of securities available-for-sale acquired                                    (375,642)      (242,516)       (267,899)
  Cost of mortgage loans on real estate acquired                                     (93,500)       (78,180)        (84,736)
  Cost of real estate acquired                                                             -             (3)            (13)
  Policy loans issued                                                                   (242)          (216)           (155)
  Short-term investments, net                                                          1,571         16,691         (18,476)
                                                                                ------------- ---------------- ---------------
          Net cash used in investing activities                                     (224,233)      (140,607)       (230,216)
                                                                                ------------- ---------------- ---------------

Cash flows from financing activities:
  Increase in investment product and universal life insurance
    product account balances                                                         192,893         74,828           6,952
  Decrease in investment product and universal life insurance
    product account balances                                                        (136,376)       (42,061)        (13,898)
                                                                                ------------- ---------------- ---------------
          Net cash provided by (used in) financing activities                         56,517         32,767          (6,946)
                                                                                ------------- ---------------- ---------------

Net increase (decrease) in cash                                                        4,278         (5,161)            867

Cash, beginning of year                                                                    2          5,163           4,296
Cash, end of year                                                                $     4,280   $          2     $     5,163
                                                                                ============= ================ ===============


See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 1999, 1998 and 1997
                                ($000's omitted)

(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Nationwide Life and Annuity Insurance Company (the Company) is a wholly owned subsidiary of Nationwide Life Insurance Company (NLIC).

         The Company provides long-term savings and retirement products, including variable annuities, fixed annuities and life insurance.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. An Annual Statement, filed with the Department of Insurance of the State of Ohio (the Department), is prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1999 or 1998.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (b)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (c)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

         (d)  SEPARATE ACCOUNTS

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the statements of income and cash flows except for the fees the Company receives.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         (e)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 4.5%, 5.1% and 5.1% for the years ended December 31, 1999, 1998 and 1997, respectively.

         (f)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC). The members of the consolidated tax return group have a tax sharing agreement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (g)  REINSURANCE CEDED

              Reinsurance revenues ceded and reinsurance recoveries on benefits and expenses incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (h)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which has been adopted prospectively as of January 1, 1999, requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software. Prior to the adoption of SOP 98-1, the Company expensed internal use software related costs as incurred. The effect of adopting the SOP was to increase net income for 1999 by $431.

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain investment and insurance contracts, are also addressed by the Statement. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In July 1999 the FASB issued Statement No. 137 which delayed the effective date of FAS 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt this Statement in first quarter 2001 and is currently evaluating the impact on results of operations and financial condition.


         (i)  RECLASSIFICATION

              Certain items in the 1998 and 1997 financial statements have been reclassified to conform to the 1999 presentation.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1999 and 1998 were:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
                                                                      cost           gains        losses       fair value
                                                                 --------------- ------------- ------------- ---------------
             December 31, 1999:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies           $     36,717     $       2    $  (1,198)    $     35,521
                 Obligations of states and political subdivisions          302             -           (7)             295
                 Debt securities issued by foreign governments           2,256             2          (22)           2,236
                 Corporate securities                                  773,869         2,208      (13,367)         762,710
                 Mortgage-backed securities                            252,668         1,001       (2,875)         250,794
                                                                 --------------- ------------- ------------- ---------------
                     Total fixed maturity securities                 1,065,812         3,213      (17,469)       1,051,556
               Equity securities                                         1,990         3,669            -            5,659
                                                                 --------------- ------------- ------------- ---------------
                                                                    $1,067,802        $6,882     $(17,469)      $1,057,215
                                                                 ===========================================================

             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $  15,577      $    232      $   (11)       $  15,798
                 Obligations of states and political subdivisions          332             1            -              333
                 Debt securities issued by foreign governments           4,015            23            -            4,038
                 Corporate securities                                  602,925        15,446         (358)         618,013
                 Mortgage-backed securities                            261,225         5,605          (66)         266,764
                                                                 --------------- ------------- ------------- ---------------
                     Total fixed maturity securities                   884,074        21,307         (435)         904,946
               Equity securities                                        15,323         5,530            -           20,853
                                                                 --------------- ------------- ------------- ---------------
                                                                      $899,397       $26,837        $(435)        $925,799
                                                                 =============== ============= ============= ===============

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1999, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized     Estimated
                                                                                     cost       fair value
                                                                                 ------------ ---------------
             Fixed maturity securities available-for-sale:
               Due in one year or less                                           $    50,029   $    49,799
               Due after one year through five years                                 399,476       393,204
               Due after five years through ten years                                331,022       326,616
               Due after ten years                                                   285,285       281,937
                                                                                 ------------ ---------------
                                                                                  $1,065,812    $1,051,556
                                                                                 ============ ===============

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of December 31:

                                                                                     1999          1998
                                                                                 ------------- --------------

             Gross unrealized gains (losses)                                       $(10,587)      $26,402
             Adjustment to deferred policy acquisition costs                          7,714       (10,933)
             Deferred federal income tax                                              1,006        (5,414)
                                                                                 ------------- --------------
                                                                                  $  (1,868)      $10,055
                                                                                 ============= ==============

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale follows for the years ended December 31:

                                                                              1999          1998          1997
                                                                          ------------- ------------- -------------
            Securities available-for-sale:
              Fixed maturity securities                                    $ (35,128)      $ 3,922      $  9,177
              Equity securities                                               (1,861)        2,467         1,663
                                                                          ------------- ------------- -------------
                                                                           $ (36,989)      $ 6,389       $10,840
                                                                          ============= ============= =============

         Proceeds from the sale of securities available-for-sale during 1999, 1998 and 1997 were $73,864, $17,403 and $30,431, respectively. During
         1999, gross gains of $297 ($509 and $825 in 1998 and 1997, respectively) and gross losses of $37 (none and $1,124 in 1998 and 1997, respectively) were realized on those sales. See note 10.

         The Company has no investments which were non-income producing for the twelve month periods preceding December 31, 1999 and 1998.

         Real estate is presented at cost less accumulated depreciation of $155 as of December 31, 1999 ($105 as of December 31, 1998). There was no valuation allowance as of December 31, 1999 or 1998.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1999 was $881 ($890 as of December 31, 1998). No valuation allowance has been recorded for these loans as of December 31, 1999 or 1998. During 1999, the average recorded investment in impaired mortgage loans on real estate was approximately $885 ($178 in 1998) and there was no interest income recognized on those loans. Interest income recognized on impaired loans was $15 in 1998, which is equal to interest income recognized using a cash-basis method of income recognition.

         The valuation allowance account for mortgage loans on real estate was $750 for the year ended December 31, 1999 and remains unchanged from the previous two years.

         An analysis of investment income by investment type follows for the years ended December 31:

                                                                           1999         1998        1997
                                                                        ------------ ----------- -----------
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $66,160      $56,398     $53,491
                 Equity securities                                              -            -         375
               Mortgage loans on real estate                               23,475       21,124      14,862
               Real estate                                                    413          379         318
               Short-term investments                                       1,580        1,361         899
               Other                                                          334          178          90
                                                                        ------------ ----------- -----------
                   Total investment income                                 91,962       79,440      70,035
             Less:
               Investment expenses                                          2,040        1,773       1,386
               Net investment income ceded (note 11)                       75,963       66,353      57,072
                                                                        ------------ ----------- -----------
                   Net investment income                                  $13,959      $11,314     $11,577
                                                                        ============ =========== ===========

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                           1999         1998        1997
                                                                        ------------ ----------- ------------

             Fixed maturity securities available-for-sale               $    260        $ 509       $(299)
             Mortgage loans on real estate                                     7            -          53
             Real estate and other                                         4,941          187           -
                                                                        ------------ ----------- ------------
                                                                        $  5,208        $ 696       $(246)
                                                                        ============ =========== ============

         Fixed maturity securities with an amortized cost of $3,540 and $3,562 as of December 31, 1999 and 1998, respectively, were on deposit with various regulatory agencies as required by law.

(4)      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges.

         Interest rate swaps are primarily used to convert specific investment securities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income consistent with the nature of the hedged item. The changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated investments to U.S. dollars.

         The following table summarizes the notional amount of derivative financial instruments classified as hedges outstanding as of December 31, 1999. Prior to 1999 the Company's activities in derivatives were not significant.



            Interest rate swaps
               Pay fixed/receive variable rate swaps hedging investments     $    1,585

            Foreign currency swaps
               Hedging foreign currency denominated investments              $    1,420

            Interest rate futures contracts                                  $    2,483

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(5)      FEDERAL INCOME TAX

         The tax effects of temporary differences that give rise to significant components of the net deferred tax asset as of December 31, 1999 and 1998 are as follows:

                                                                               1999          1998
                                                                            ------------  ------------
             Deferred tax assets:
               Future policy benefits                                        $ 17,454     $  16,670
               Liabilities in separate accounts                                15,603        12,477
               Fixed maturity securities                                        3,905             -
               Mortgage loans on real estate and real estate                      266           263
                                                                            ------------  ------------
                 Total gross deferred tax assets                               37,228        29,410
                                                                            ------------  ------------

             Deferred tax liabilities:
               Fixed maturity securities                                            -         8,669
               Deferred policy acquisition costs                               15,624         8,103
               Equity securities                                                1,284         1,935
               Other                                                           13,799        10,422
                                                                            ------------  ------------
                 Total gross deferred tax liabilities                          30,707        29,129
                                                                            ------------  ------------
                  Net deferred tax asset                                     $  6,521     $     281
                                                                            ============  ============

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. All future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. The Company has determined that valuation allowances are not necessary as of December 31, 1999, 1998 and 1997 based on its analysis of future deductible amounts.

         The Company's current federal income tax liability was $1,860 and $1,522 as of December 31, 1999 and 1998, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

                                                                           1999         1998        1997
                                                                        ------------ ----------- ------------

             Currently payable                                           $  4,391      $10,014      $2,458
             Deferred tax expense (benefit)                                   180       (2,513)      3,291
                                                                        ------------ ----------- ------------
                                                                         $  4,571     $  7,501      $5,749
                                                                        ============ =========== ============

         Total federal income tax expense for the years ended December 31, 1999, 1998 and 1997 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                              1999                   1998                   1997
                                                       --------------------   --------------------   --------------------
                                                         Amount       %         Amount       %         Amount       %
                                                       --------------------   --------------------   --------------------

             Computed (expected) tax expense              $4,822     35.0        $7,707     35.0        $5,723     35.0
             Tax exempt interest and dividends
                received deduction                          (255)    (1.8)         (223)    (1.0)            -      -
             Other, net                                        4      -              17      0.1            26     (0.2)
                                                       ----------- --------   ----------- --------   ----------- --------
                   Total (effective rate of each year)    $4,571     33.2        $7,501     34.1        $5,749     35.2
                                                       =========== ========   =========== ========   =========== ========

         Total federal income tax paid was $4,053, $9,298 and $9,566 during the years ended December 31, 1999, 1998 and 1997, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(6)      COMPREHENSIVE INCOME

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

                                                                           1999            1998           1997
                                                                       -------------   -------------  --------------

             Unrealized gains (losses) on securities available-for-sale arising during the period:
                Gross                                                    $ (36,729)        $ 6,898        $10,541
                Adjustment to deferred policy acquisition costs             18,645          (1,947)        (4,778)
                Related federal income tax (expense) benefit                 6,330          (1,733)        (2,017)
                                                                       -------------   -------------  --------------
                   Net                                                     (11,754)          3,218          3,746
                                                                       -------------   -------------  --------------

             Reclassification adjustment for net (gains) losses on
                securities available-for-sale realized during the
             period:
                Gross                                                         (260)           (509)           299
                Related federal income tax expense (benefit)                    91             178           (105)
                                                                       -------------   -------------  --------------
                   Net                                                        (169)           (331)           194
                                                                       -------------   -------------  --------------
             Total Other Comprehensive Income                            $ (11,923)        $ 2,887        $ 3,940
                                                                       =============   =============  ==============

(7)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: The estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

              FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

              INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                        1999                              1998
                                                           -------------------------------   -------------------------------
                                                              Carrying       Estimated          Carrying       Estimated
                                                               amount        fair value          amount        fair value
                                                           --------------  --------------    --------------  --------------
              Assets:
                Investments:
                  Securities available-for-sale:
                    Fixed maturity securities              $  1,051,556    $  1,051,556       $   904,946     $   904,946
                    Equity securities                             5,659           5,659            20,853          20,853
                  Mortgage loans on real estate, net            330,068         324,610           268,894         276,387
                  Policy loans                                      465             465               332             332
                  Short-term investments                            706             706             2,277           2,277
                Cash                                              4,280           4,280                 2               2
                Assets held in separate accounts              2,127,080       2,127,080         1,533,690       1,533,690

              Liabilities:
                Investment contracts                         (1,335,787)     (1,283,459)       (1,153,930)     (1,113,584)
                Policy reserves on life insurance contracts    (145,020)       (145,370)           (9,899)        (10,517)
                Liabilities related to separate accounts     (2,127,080)     (2,082,541)       (1,533,690)     (1,501,255)

              Derivative financial instruments:
                Interest rate swaps hedging assets                  109             109                 -               -
                Foreign currency swaps                              (18)            (18)                -               -
                Futures contracts                                    21              21                 -               -

(8)      RISK DISCLOSURES

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $10,039 extending into 2000 were outstanding as of December 31, 1999.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 30% (33% in 1998) in any geographic area and no more than 5% (6% in 1998) with any one borrower as of December 31, 1999. As of December 31, 1999 22% (36% in 1998) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed apartment building properties.

(9)      PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC.

         Pension costs charged to operations by the Company during the years ended December 31, 1999, 1998 and 1997 were $127, $235 and $257, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1999 and 1998 was $1,040 and $1,008, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1999, 1998 and 1997 was $177, $130 and $94, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1999 and 1998 follows:

                                                                             Pension Benefits          Postretirement Benefits
                                                                        ---------------------------   ---------------------------
                                                                            1999          1998            1999          1998
                                                                        ------------- -------------   ------------- -------------

              Change in benefit obligation:
              Benefit obligation at beginning of year                     $2,185,000   $ 2,033,800    $    270,100  $    237,900
              Service cost                                                    80,000        87,600          14,200         9,800
              Interest cost                                                  109,900       123,400          17,600        15,400
              Actuarial (gain) loss                                          (95,000)      123,200         (64,400)       15,600
              Plan settlement in 1999/curtailment in 1998                   (396,100)     (107,200)            -             -
              Benefits paid                                                  (72,400)      (75,800)        (11,000)       (8,600)
              Acquired companies                                                 -             -            13,300           -
                                                                        ------------- -------------   ------------- -------------
              Benefit obligation at end of year                            1,811,400     2,185,000         239,800       270,100
                                                                        ------------- -------------   ------------- -------------

              Change in plan assets:
              Fair value of plan assets at beginning of year               2,541,900     2,212,900          77,900        69,200
              Actual return on plan assets                                   161,800       300,700           3,500         5,000
              Employer contribution                                           12,400       104,100          20,900        12,100
              Plan settlement                                               (396,100)          -               -             -

              Benefits paid                                                  (72,400)      (75,800)        (11,000)       (8,400)
                                                                        ------------- -------------   ------------- -------------
              Fair value of plan assets at end of year                     2,247,600     2,541,900          91,300        77,900
                                                                        ------------- -------------   ------------- -------------

              Funded status                                                  436,200       356,900        (148,500)     (192,200)
              Unrecognized prior service cost                                 28,200        31,500             -             -
              Unrecognized net (gains) losses                               (402,000)     (345,700)        (46,700)       16,000
              Unrecognized net (asset) obligation at transition               (7,700)      (11,000)          1,100         1,300
                                                                        ------------- -------------   ------------- -------------
              Prepaid (accrued) benefit cost                            $     54,700  $     31,700     $  (194,100)  $  (174,900)
                                                                        ============= =============   ============= =============

         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                             Pension Benefits          Postretirement Benefits
                                                                        ---------------------------   ---------------------------
                                                                            1999          1998            1999          1998
                                                                        ------------- -------------   ------------- -------------

              Weighted average discount rate                               7.00%         5.50%            7.80%         6.65%
              Rate of increase in future compensation levels               5.25%         3.75%             -             -
              Assumed health care cost trend rate:
                    Initial rate                                             -             -             15.00%        15.00%
                    Ultimate rate                                            -             -              5.50%         8.00%
                    Uniform declining period                                 -             -              5 Years     15 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1999, 1998 and 1997 follows:

                                                                                     1999           1998            1997
                                                                                 -------------  --------------  --------------

              Service cost (benefits earned during the period)                    $   80,000     $   87,600      $   77,300
              Interest cost on projected benefit obligation                          109,900        123,400         118,600
              Expected return on plan assets                                        (160,300)      (159,000)       (139,000)
              Recognized gains                                                        (9,100)        (3,800)              -
              Amortization of prior service cost                                       3,200          3,200           3,200
              Amortization of unrecognized transition obligation (asset)              (1,400)         4,200           4,200
                                                                                 -------------  --------------  --------------
                                                                                  $   22,300     $   55,600      $   64,300
                                                                                 =============  ==============  ==============

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide Insurance and employees of WSC ended participation in the plan. A curtailment gain of $67,100 resulted (consisting of a $107,200 reduction in the projected benefit obligation, net of the write-off of the $40,100 remaining unamortized transition obligation related to WSC). During 1999, the plan transferred assets to settle its obligation related to WSC employees. A settlement gain of $32.9 million was recognized.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                                        1999          1998          1997
                                                                                     -----------   -----------   -----------

             Weighted average discount rate                                            6.08%         6.00%         6.50%
             Rate of increase in future compensation levels                            4.33%         4.25%         4.75%
             Expected long-term rate of return on plan assets                          7.33%         7.25%         7.25%

         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1999, 1998 and 1997 was as follows:

                                                                                    1999           1998            1997
                                                                                -------------  --------------  -------------

             Service cost (benefits attributed to employee service
                during the year)                                                    $14,200       $  9,800        $  7,000
             Interest cost on accumulated postretirement benefit obligation          17,600         15,400          14,000
             Actual return on plan assets                                            (3,500)        (5,000)         (3,600)
             Amortization of unrecognized transition obligation of affiliates           600            200             200
             Net amortization and deferral                                           (1,800)         1,200            (500)
                                                                                -------------  --------------  -------------
                                                                                    $27,100        $21,600         $17,100
                                                                                =============  ==============  =============

         Actuarial assumptions used for the measurement of the accumulated postretirement benefit obligation (APBO) and the NPPBC for the postretirement benefit plan for 1999, 1998 and 1997 were as follows:

                                                                                        1999          1998          1997
                                                                                     -----------   -----------   -----------
             NPPBC:
               Discount rate                                                           6.65%         6.70%         7.25%
               Long term rate of return on plan
                   assets, net of tax                                                  7.15%         5.83%         5.89%
               Assumed health care cost trend rate:
                   Initial rate                                                       15.00%        12.00%        11.00%
                   Ultimate rate                                                       5.50%         6.00%         6.00%
                   Uniform declining period                                           5 Years      12 Years      12 Years

         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1999 and have no impact on the NPPBC for the year ended December 31, 1999.

(10) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, the Company's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         The statutory capital and surplus of the Company as reported to regulatory authorities as of December 31, 1999, 1998 and 1997 was $63,275, $70,135 and $74,820, respectively. The statutory net (loss) income of the Company as reported to regulatory authorities for the years ended December 31, 1999, 1998 and 1997 was $(305), $(3,371) and
         $7,446, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1999, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $6,328.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and stockholder dividends in the future.

(11)     TRANSACTIONS WITH AFFILIATES

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1999, 1998 and 1997, the Company made lease payments to NMIC and its subsidiaries of $660, $430 and $703, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 1999, 1998 and 1997, the Company made payments to NMIC and Nationwide Services Company totaling $5,150, $2,933, and $2,564, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         Effective December 31, 1996, the Company entered into an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a 100% coinsurance with funds withheld basis. On December 31, 1997, the agreement was amended to a modified coinsurance basis. Under modified coinsurance agreements, invested assets and liabilities for future policy benefits are retained by the ceding company and net investment earnings on the invested assets are paid to the assuming company. Under terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain inforce until all contract obligations are settled. Amounts ceded to NLIC in 1999 are included in NLIC's results of operations for 1999 and include premiums of $258,468 ($241,503 and $300,617 in 1998 and 1997, respectively), net investment income of $75,963 ($66,353 and $57,072 in 1998 and 1997, respectively) and benefits, claims and other expenses of $319,240 ($296,659 and $343,426 in 1998 and 1997, respectively). In consideration for the initial inforce business reinsured, NLIC paid the Company $26,473 in commission and expense allowances which were applied to the Company's deferred policy acquisition costs as of December 31, 1996. No significant gain or loss was recognized as a result of the agreement.

         During 1999, the Company entered into an intercompany reinsurance agreement with NLIC wherby certain life insurance contracts are ceded on a 100% coinsurance basis. Amounts ceded to NLIC include premiums of $87,696 and expenses of $3,150 during 1999 and policy reserves of $91,667 as of December 31, 1999.

         The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. The Company believes that the terms of the reinsurance agreements with affiliates are consistent in all material respects with what the Company could have obtained with unaffiliated parties.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         During 1997, the Company sold fixed maturity securities available-for-sale at fair value of $27,253 to NLIC. The Company recognized a $693 gain on the transactions.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $706 and $2,277 as of December 31, 1999 and 1998, respectively, and are included in short-term investments on the accompanying balance sheets.

(12)     CONTINGENCIES
         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(13)     SEGMENT INFORMATION

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

         The Variable Annuities segment consists of annuity contracts that provide the customer with access to a wide range of investment options, tax-deferred accumulation of savings, asset protection in the event of an untimely death, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate fixed for a prescribed period, tax-deferred accumulation of savings, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, and all realized gains and losses on investments in a Corporate and Other segment.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1999, 1998 and 1997.

                                     Variable         Fixed            Life       Corporate
                                     Annuities      Annuities       Insurance     and Other      Total
                                     ---------      ---------       ---------     ---------      -----

1999:
Net investment income (1)           $    (2,304)   $     8,550    $     1,596   $     6,117   $    13,959

Other operating revenue                  26,187          3,310         16,647          --          46,144
                                    -----------    -----------    -----------   -----------   -----------
   Total operating revenue (2)           23,883         11,860         18,243         6,117        60,103
                                    -----------    -----------    -----------   -----------   -----------
Interest credited to policyholder
   account balances                        --            6,561          1,987          --           8,548
Amortization of deferred policy
   acquisition costs                      7,686            963          4,943          --          13,592
Other benefits and expenses              13,593          7,378          8,424          --          29,395
                                    -----------    -----------    -----------   -----------   -----------
   Total expenses                        21,279         14,902         15,354          --          51,535
                                    -----------    -----------    -----------   -----------   -----------
Operating income (loss) before
   federal income tax                     2,604         (3,042)         2,889         6,117         8,568
Realized gains on investments              --             --             --           5,208         5,208
                                    -----------    -----------    -----------   -----------   -----------
Consolidated income (loss) before
   federal tax expense              $     2,604    $    (3,042)   $     2,889   $    11,325   $    13,776
                                    ===========    ===========    ===========   ===========   ===========

Assets as of year end               $ 1,957,486    $ 1,352,324    $   382,388   $    70,265   $ 3,762,463
                                    ===========    ===========    ===========   ===========   ===========

1998:
Net investment income (1)           $    (1,417)   $     6,792    $       408   $     5,531   $    11,314
Other operating revenue                  18,209          3,182          8,386          --          29,777
                                    -----------    -----------    -----------   -----------   -----------
   Total operating revenue (2)           16,792          9,974          8,794         5,531        41,091
                                    -----------    -----------    -----------   -----------   -----------
Interest credited to policyholder
   account balances                        --            4,660            221          --           4,881
Amortization of deferred policy
   acquisition costs                      3,466            508            374          --           4,348
Other benefits and expenses               4,442          2,087          4,009          --          10,538
                                    -----------    -----------    -----------   -----------   -----------
   Total expenses                          --            7,908          7,255         4,604        19,767
                                    -----------    -----------    -----------   -----------   -----------
Operating income before federal
    income tax                            8,884          2,719          4,190         5,531        21,324
Realized gains on investments              --             --             --             696           696
                                    -----------    -----------    -----------   -----------   -----------
Consolidated income before
   federal tax expense              $     8,884    $     2,719    $     4,190   $     6,227   $    22,020
                                    ===========    ===========    ===========   ===========   ===========

Assets as of year end               $ 1,502,829    $ 1,162,040    $    92,482   $    82,087   $ 2,839,438
                                    ===========    ===========    ===========   ===========   ===========

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



                                                 Variable         Fixed            Life         Corporate
                                                Annuities       Annuities       Insurance       and Other        Total
                                              --------------- --------------- --------------- ---------------- -------------

         1997:
         Net investment income (1)            $       (873)   $      5,927    $        166    $        6,357   $   11,577

         Other operating revenue                    10,823           1,825              16               -         12,664
                                              --------------- --------------- --------------- ---------------- -------------
            Total operating revenue (2)              9,950           7,752             182             6,357       24,241
                                              --------------- --------------- --------------- ---------------- -------------
         Interest credited to policyholder
            account balances                             -           3,856              92               -          3,948
         Amortization of deferred policy
            acquisition costs                        1,035             347              20               -          1,402
         Other benefits and expenses                 1,648             347             298               -          2,293
                                              --------------- --------------- --------------- ---------------- -------------
            Total expenses                           2,683           4,550             410               -          7,643
                                              --------------- --------------- --------------- ---------------- -------------
         Operating income (loss) before
            federal income tax                       7,267           3,202            (228)            6,357       16,598
         Realized losses on investments                  -               -               -              (246)        (246)
                                              --------------- --------------- --------------- ---------------- -------------
         Consolidated income (loss) before
            federal tax expense               $      7,267    $      3,202    $       (228)   $        6,111   $   16,352
                                              =============== =============== =============== ================ =============

         Assets as of year end                $    925,021    $    989,116    $      2,228    $       88,933   $2,005,298
                                              =============== =============== =============== ================ =============

----------

(1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.

(2)  Excludes realized gains and losses on investments.

     The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

     PART C. OTHER INFORMATION

         Item 24.     FINANCIAL STATEMENTS AND EXHIBITS

                      (a) All financial statements are included in Parts A and B of the Registration Statement.

                           (1) Financial statements included in Prospectus.
                               (Part A):

                               Condensed Financial Information.
                               in Part B:

                               Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

                           Nationwide VA Separate Account-B:

                               Independent Auditors' Report.

                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 1999.

                               Statement of Operations for the years
                               ended December 31, 1999 and 1998.

                               Statement of Changes in Contract
                               Owners' Equity for the years ended
                               December 31, 1999 and 1998.

                               Notes to Financial Statements.

                           Nationwide Life and Annuity Insurance Company:

                               Independent Auditors' Report.

                               Consolidated Balance Sheets as of December
                               31, 1999 and 1998.

                               Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997.

                               Consolidated Statements of Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997.

                               Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997.

                               Notes to Consolidated Financial Statements.

                      (b)  Exhibits

                           (1) Resolution of the Depositor's Board of                              *
                               Directors authorizing the establishment of
                               the Registrant.

                           (2) Not Applicable                                                      *


                           (3) Underwriting or Distribution of contracts                          **
                               between the Registrant and Principal
                               Underwriter.


                           (4) The form of the variable annuity contract                           *

                           (5) Variable Annuity Application- Attached hereto.

                           (6) Articles of Incorporation of Depositor -                            *

                           (7) Not Applicable

                           (8) Not Applicable

                           (9) Opinion of Counsel                                                  *

                          (10) Not Applicable

                          (11) Not Applicable

                          (12) Not Applicable

                          (13) Performance Advertising Calculation                                 *
                               Schedule.

              *Filed previously in connection with this registration statement (SEC File No. 33-86408) on November 14, 1994, and hereby incorporated by reference.


              **Filed previously with Post-Effective Amendment - 10 and hereby incorporated by reference (SEC File No. 33-86408).

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365-6107

                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH  43701

                          Kenneth D. Davis                                       Director
                          7229 Woodmansee Road
                          Leesburg, OH  45135

                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          301 East Marshall Street
                          Marshall, MN  56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH  44691

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          Dimon R. McFerson                        Chairman and Chief Executive Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH  43025

                          Yvonne L. Montgomery                                   Director
                          Xerox Corporation
                          Suite 200
                          1401 H Street NW
                          Washington, DC 20005-2110

                          Ralph M. Paige                                         Director
                          Federation of Southern
                          Cooperatives/Land Assistance Fund
                          2769 Church Street
                          East Point, GA  30344

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Nancy C. Thomas                                        Director
                          1767D Westwood Avenue
                          Alliance, OH  44601

                          Richard D. Headley                         Executive Vice President - Chief
                          One Nationwide Plaza                        Information Technology Officer
                          Columbus, OH 43215

                          Robert A. Oakley                               Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, OH  43215

                          Robert J. Woodward, Jr.                        Executive Vice President
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH  43215

                          James E. Brock                            Senior Vice President - Corporate
                          One Nationwide Plaza                                  Development
                          Columbus, OH  43215

                          Charles A. Bryan                               Senior Vice President -
                          One Nationwide Plaza                     Chief Actuary - Property and Casualty
                          Columbus, OH 43215

                          John R. Cook, Jr.                              Senior Vice President -
                          One Nationwide Plaza                         Chief Communications Officer
                          Columbus, OH  43215

                          David A. Diamond                               Senior Vice President -
                          One Nationwide Plaza                             Corporate Controller
                          Columbus, OH 43215

                          Philip C. Gath                                 Senior Vice President -
                          One Nationwide Plaza                     Chief Actuary - Nationwide Financial
                          Columbus, OH  43215

                          Patricia R. Hatler                              Senior Vice President,
                          One Nationwide Plaza                         General Counsel and Secretary
                          Columbus, OH 43215

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          David K. Hollingsworth                          Senior Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215

                          David R. Jahn                                  Senior Vice President -
                          One Nationwide Plaza                             Commercial Insurance
                          Columbus, OH 43215

                          Donna A James                             Senior Vice President - Chief Human
                          One Nationwide Plaza                               Resources Officer
                          Columbus, OH  43215

                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215

                          Gregory S. Lashutka                            Senior Vice President -
                          One Nationwide Plaza                              Corporate Relations
                          Columbus, OH 43215

                          Edwin P. McCausland, Jr.                       Senior Vice President -
                          One Nationwide Plaza                            Fixed Income Securities
                          Columbus, OH 43215

                          Mark D. Phelan                                 Senior Vice President -
                          One Nationwide Plaza                              Technology Services
                          Columbus, OH 43215

                          Douglas C. Robinette                            Senior Vice President -
                          One Nationwide Plaza                          Claims and Finance Services
                          Columbus, OH  43215

                          Mark R. Thresher                               Senior Vice President -
                          One Nationwide Plaza                        Finance - Nationwide Financial
                          Columbus, OH 43215

                          Richard M. Waggoner                            Senior Vice President -
                          One Nationwide Plaza                                  Operations
                          Columbus, OH 43215

                          Susan A. Wolken                             Senior Vice President - Product
                          One Nationwide Plaza                          Management and Nationwide
                          Columbus, OH  43215                               Financial Marketing


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

                   * Subsidiaries for which separate financial statements are filed

                   ** Subsidiaries included in the respective consolidated financial statements

                   *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

                   ****   other subsidiaries


                COMPANY             STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                      ORGANIZATION           SECURITIES
                                                            (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
The 401(k) Companies, Inc.               Texas                                        Holding Company

The 401(k) Company                       Texas                                        Third-party administrator for 401(k)
                                                                                      plans

401(k) Investment Advisors, Inc.         Texas                                        Investment advisor registered with the
                                                                                      SEC

401(k) Investments Services, Inc.        Texas                                        NASD registered broker-dealer

Affiliate Agency, Inc.                   Delaware                                     Insurance agency marketing life
                                                                                      insurance & annuity products through
                                                                                      financial institutions

Affiliate Agency of Ohio, Inc.           Ohio                                         Insurance agency marketing life
                                                                                      insurance & annuity products through
                                                                                      financial institutions

AID Finance Services, Inc.               Iowa                                         Holding Company

ALLIED General Agency Company            Iowa                                         Managing general agent and surplus
                                                                                      lines broker for property & casualty
                                                                                      insurance products

ALLIED Group, Inc.                       Iowa                                         Property & casualty holding company

ALLIED Group Insurance Marketing         Iowa                                         Direct marketer for property and
Company                                                                               casualty insurance products

ALLIED Group Merchant Banking            Iowa                                         Broker-Dealer
Corporation

ALLIED Property and Casualty Insurance   Iowa                                         Underwrites general property &
Company                                                                               casualty insurance

Allnations, Inc.                         Ohio                                         Promotes international cooperative
                                                                                      insurance organizations

AMCO Insurance Company                   Iowa                                         Underwrites general property &
                                                                                      casualty insurance

American Marine Underwriters, Inc.       Florida                                      Underwriting manager for ocean cargo
                                                                                      and bulk insurance

Auto Direkt Insurance Company            Germany                                      Insurance Company

Cal-Ag Insurance services, Inc.          California                                   Captive insurance brokerage firm

CalFarm Insurance Agency                 California                                   Former marketing company for
                                                                                      traditional agent producers of CalFarm
                                                                                      Insurance Company

CalFarm Insurance Company                California                                   Multi-line insurance company

Caliber Funding                          Delaware                                     A limited purpose corporation

Colonial County Mutual Insurance         Texas                                        Insurance Company
Company

Columbus Insurance Brokerage and         Germany                                      General service insurance broker
Service GmbH


                COMPANY                STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                         ORGANIZATION           SECURITIES
                                                               (SEE ATTACHED
                                                               CHART UNLESS
                                                                 OTHERWISE
                                                                INDICATED)

Cooperative Service Company              Nebraska                                     Insurance agency that sells and
                                                                                      services commercial insurance

Depositors Insurance Company             Iowa                                         Underwrites property & casualty
                                                                                      insurance

eNationwide, LLC                         Ohio                                         A limited liability company to provide
                                                                                      administrative services to
                                                                                      Nationwide's direct operations

Excaliber Funding Corporation            Delaware                                     Limited purpose corporation

F&B, Inc.                                Iowa                                         Insurance Agency

Farmland Mutual Insurance Company        Iowa                                         Mutual Insurance Company

Financial Horizons Distributors Agency   Alabama                                      Insurance agency marketing life
of Alabama, Inc.                                                                      insurance and annuity products through
                                                                                      financial institutions

Financial Horizons Distributors Agency   Ohio                                         Insurance marketing life insurance and
of Ohio, Inc.                                                                         annuity products through financial
                                                                                      institutions

Financial Horizons Distributors Agency   Oklahoma                                     Insurance marketing life insurance and
of Oklahoma, Inc.                                                                     annuity products through financial
                                                                                      institutions

Financial Horizons Distributors Agency   Texas                                        Insurance marketing life insurance and
of Texas, Inc.                                                                        annuity products through financial
                                                                                      institutions

*Financial Horizons Investment Trust     Massachusetts                                Diversified, open-end investment
                                                                                      company

Financial Horizons Securities            Oklahoma                                     Limited broker-dealer doing business
Corporation                                                                           solely in the financial institution
                                                                                      market

GatesMcDonald Health Plus Inc.           Ohio                                         Managed Care Organization

Gates, McDonald & Company                Ohio                                         Services employers for managing
                                                                                      workers' and unemployment compensation
                                                                                      matters

Gates, McDonald & Company of Nevada      Nevada                                       Self-insurance administration, claims
                                                                                      examinations and data processing
                                                                                      services

Gates, McDonald & Company of New York,   New York                                     Workers' compensation/self-insured
Inc.                                                                                  claims administration services to
                                                                                      employers with exposure in New York

Insurance Intermediaries, Inc.           Ohio                                         Insurance agency providing commercial
                                                                                      property & casualty brokerage services

Irvin L. Schwartz and Associates, Inc.   Ohio                                         Insurance Agency

Landmark Financial Services of New       New York                                     Insurance agency marketing life
York, Inc.                                                                            insurance and annuity products through
                                                                                      financial institutions

Leben Direkt Insurance Company           Germany                                      Life insurance through direct mail

                COMPANY               STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                        ORGANIZATION           SECURITIES
                                                              (SEE ATTACHED
                                                              CHART UNLESS
                                                                OTHERWISE
                                                                INDICATED)

Lone Star General Agency, Inc.           Texas                                        General agent to market non-standard
                                                                                      automobile and motorcycle insurance
                                                                                      for Colonial Mutual Insurance Company

MedProSolutions, Inc.                    Massachusetts                                Provides third-party administration
                                                                                      services for workers compensation,
                                                                                      automobile injury and disability claims

Midwest Printing Services, Ltd.          Iowa                                         General printing services

Morley & Associates, Inc.                Oregon                                       Insurance brokerage

Morley Capital Management, Inc.          Oregon                                       Investment adviser and stable value
                                                                                      money management

Morley Financial Services, Inc.          Oregon                                       Holding Company

Morley Research Associates, Ltd.         Delaware                                     Credit research consulting

**MRM Investments, Inc.                  Ohio                                         Owns and operates a recreational ski
                                                                                      facility

**National Casualty Company              Wisconsin                                    Insurance Company

National Casualty Company of America,    England                                      Insurance Company
Ltd.

National Deferred Compensation, Inc.     Ohio                                         Administers deferred compensation
                                                                                      plans for public employees

**National Premium and Benefit           Delaware                                     Provides third-party administration
Administration Company                                                                services

Nationwide Advisory Services, Inc.       Ohio                                         Registered broker-dealer providing
                                                                                      investment management and
                                                                                      administrative services

**Nationwide Agency, Inc.                Ohio                                         Insurance Agency

Nationwide Agribusiness Insurance        Iowa                                         Provides property & casualty insurance
Company                                                                               primarily to agricultural business

Nationwide Arena, LLC                    Ohio                                         A limited liability company related to
                                                                                      arena development

*Nationwide Asset Allocation Trust       Ohio                                         Diversified open-end investment company

Nationwide Assurance Company             Wisconsin                                    Underwrites non-standard automobile
                                                                                      and motorcycle insurance

Nationwide Cash Management Company       Ohio                                         Investment Securities Agent

                COMPANY             STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                      ORGANIZATION           SECURITIES
                                                            (SEE ATTACHED
                                                            CHART UNLESS
                                                              OTHERWISE
                                                             INDICATED)
Nationwide Corporation                   Ohio                                         Holding company for entities
                                                                                      affiliated with Nationwide Mutual
                                                                                      Insurance Company

Nationwide Exclusive Distribution        Ohio                                         A limited liability company providing
Company, LLC                                                                          agency support services to Nationwide
                                                                                      exclusive agents

Nationwide Financial Assignment Company  Ohio                                         An assignment company to administer
                                                                                      structured settlement business

Nationwide Financial Institution         Delaware                                     Insurance Agency
Distributors Agency, Inc.

Nationwide Financial Institution         New Mexico                                   Insurance Agency
Distributors Agency, Inc. of New Mexico

Nationwide Financial Institution         Massachusetts                                Insurance Agency
Distributors Agency, Inc. of
Massachusetts

Nationwide Financial Services            Bermuda                                      Long-term insurer which issued
(Bermuda) Ltd.                                                                        variable annuity and variable life
                                                                                      products to persons outside the U.S. &
                                                                                      Bermuda

Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
Trust                                                                                 securities & uses proceeds to acquire
                                                                                      debentures

Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
Trust II                                                                              securities & uses proceeds to acquire
                                                                                      debentures

Nationwide Financial Services, Inc.      Delaware                                     Holding Company for entities
                                                                                      associated with Nationwide Mutual
                                                                                      Insurance Company

Nationwide Foundation                    Ohio                                         Not-for profit corporation

Nationwide General Insurance Company     Ohio                                         Primarily provides automobile and fire
                                                                                      insurance to select customers

Nationwide Global Finance, LLC           Ohio                                         Act as a support company for
                                                                                      Nationwide Global Holdings, Inc. & its
                                                                                      international capitalization efforts

Nationwide Global Funds                  Cayman Islands                               Exempted company with limited
                                                                                      liability for purpose of issuing
                                                                                      investment shares to segregated asset
                                                                                      accounts of Nationwide Financial
                                                                                      Services (Bermuda) Ltd. and to
                                                                                      non-U.S. resident investors

Nationwide Global Holdings, Inc.         Ohio                                         Holding Company for Nationwide
                                                                                      Insurance Enterprise international
                                                                                      operations

Nationwide Global Holdings, Inc.-NGH     Grand Duchy of                               Analyze European market of life
Luxembourg Branch                        Luxembourg                                   insurance

                COMPANY              STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                       ORGANIZATION           SECURITIES
                                                             (SEE ATTACHED
                                                             CHART UNLESS
                                                               OTHERWISE
                                                              INDICATED)
Nationwide Global Holdings-Hong Kong,    Hong Kong                                    Primarily a holding company for
Limited                                                                               Nationwide Global Holdings, Inc. Asian
                                                                                      operations

Nationwide Global Holdings-NGH Brasil    Brazil                                       Holding company
Participacoes LTDA

Nationwide Health Plans, Inc.            Ohio                                         Health insuring organization

Nationwide Home Mortgage Company         Iowa                                         Mortgage lendor

*Nationwide Indemnity Company            Ohio                                         Reinsurance company assuming business
                                                                                      from Nationwide Mutual Insurance
                                                                                      Company and other insurers within the
                                                                                      Nationwide Insurance Enterprise

Nationwide Insurance Company of America  Wisconsin                                    Independent agency personal lines
                                                                                      underwriter of property & casualty
                                                                                      insurance

Nationwide Insurance Company of Florida  Ohio                                         Transacts general insurance business
                                                                                      except life insurance

Nationwide Insurance Golf Charities,     Ohio                                         Not-for-profit corporation
Inc.

Nationwide International Underwriters    California                                   Special risks, excess & surplus lines
                                                                                      underwriting manager

Nationwide Investing Foundation          Michigan                                     Provide investors with continuous
                                                                                      source of investment under management
                                                                                      of trustees

*Nationwide Investing Foundation II      Massachusetts                                Diversified, open-end investment
                                                                                      company

Nationwide Investment Services           Oklahoma                                     Registered broker-dealer
Corporation

Nationwide Investors Services, Inc.      Ohio                                         Stock Transfer Agent

**Nationwide Life and Annuity            Ohio                                         Life Insurance Company
Insurance Company

**Nationwide Life Insurance Company      Ohio                                         Life Insurance Company

Nationwide Lloyds                        Texas                                        Commercial property insurance in Texas

Nationwide Management Systems, Inc.      Ohio                                         Preferred provider organization,
                                                                                      products and related services

Nationwide Mutual Fire Insurance         Ohio                                         Mutual Insurance Company
Company

*Nationwide Mutual Funds                 Ohio                                         Diversified, open-end investment
                                                                                      company

Nationwide Mutual Insurance Company      Ohio                                         Mutual Insurance Company

                COMPANY               STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                        ORGANIZATION           SECURITIES
                                                              (SEE ATTACHED
                                                              CHART UNLESS
                                                                OTHERWISE
                                                               INDICATED)

Nationwide Properties, Ltd.              Ohio                                         Develop, own and operate real estate
                                                                                      and real estate investments

Nationwide Property and Casualty         Ohio                                         Insurance Company
Insurance Company

Nationwide Realty Investors, Inc.        Ohio                                         Develop, own and operate real estate
                                                                                      and real estate investments

Nationwide Retirement Solutions, Inc.    Delaware                                     Market and administer deferred
                                                                                      compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Alabama                                      Market and administer deferred
of Alabama                                                                            compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Arizona                                      Market and administer deferred
of Arizona                                                                            compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Arkansas                                     Market and administer deferred
of Arkansas                                                                           compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Montana                                      Market and administer deferred
of Montana                                                                            compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Nevada                                       Market and administer deferred
of Nevada                                                                             compensation plans for public employees

Nationwide Retirement Solutions, Inc.    New Mexico                                   Market and administer deferred
of New Mexico                                                                         compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Ohio                                         Market variable annuity contracts to
of Ohio                                                                               members of the National Education
                                                                                      Association in the state of Ohio

Nationwide Retirement Solutions, Inc.    Oklahoma                                     Market variable annuity contracts to
of Oklahoma                                                                           members of the National Education
                                                                                      Association in the state of Oklahoma

Nationwide Retirement Solutions, Inc.    South Dakota                                 Market and administer deferred
of South Dakota                                                                       compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Texas                                        Market and administer deferred
of Texas                                                                              compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Wyoming                                      Market variable annuity contracts to
of Wyoming                                                                            members of the National Education
                                                                                      Association in the state of Wyoming

                COMPANY                  STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                           ORGANIZATION           SECURITIES
                                                                 (SEE ATTACHED
                                                                 CHART UNLESS
                                                                   OTHERWISE
                                                                  INDICATED)

Nationwide Retirement Solutions          Massachusetts                                Market and administer deferred
Insurance Agency Inc.                                                                 compensation plans for public employees

Nationwide Seguradora S.A.               Brazil                                       Engage in elementary, health & life
                                                                                      insurance; private open pension and
                                                                                      wealth concession plans

*Nationwide Separate Account Trust       Massachusetts                                Diversified, open-end investment
                                                                                      company

Nationwide Services Company, LLC.        Ohio                                         Single member limited liability
                                                                                      company performing shared services
                                                                                      functions for the Nationwide Insurance
                                                                                      Enterprise

Nationwide Trust Company, FSB            United States                                Federal savings bank chartered by the
                                                                                      Office of Thrift Supervision in U.S.
                                                                                      Department of Treasury to exercise
                                                                                      custody & fiduciary powers

Neckura Holding Company                  Germany                                      Administrative services for Neckura
                                                                                      Insurance Group

Neckura Insurance Company                Germany                                      Insurance Company

Neckura Life Insurance Company           Germany                                      Life and health insurance company

Nevada Independent                       Nevada                                       Workers' compensation administrative
Companies-Construction                                                                services to Nevada employers in the
                                                                                      construction industry

Nevada Independent Companies-Health      Nevada                                       Workers' compensation administrative
and Nonprofit                                                                         services to Nevada employers in health
                                                                                      & nonprofit industries

Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
Hospitality and Entertainment                                                         services to Nevada employers in the
                                                                                      hospitality & entertainment industries

Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
Manufacturing, Transportation and                                                     services to Nevada employers in the
Distribution                                                                          manufacturing, transportation and
                                                                                      distribution industries

NFS Distributors, Inc.                   Delaware                                     Holding company for Nationwide
                                                                                      Financial Services, Inc. distribution
                                                                                      companies

NGH Luxembourg, S.A                      Luxembourg                                   Acts primarily as holding company for
                                                                                      Nationwide Global Holdings, Inc.
                                                                                      European operations

NGH Netherlands, B.V.                    The Netherlands                              Holding company for other overseas
                                                                                      companies


                COMPANY                STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                         ORGANIZATION           SECURITIES
                                                               (SEE ATTACHED
                                                               CHART UNLESS
                                                                 OTHERWISE
                                                                INDICATED)

NGH UK, Ltd.                             United Kingdom                               Assist Nationwide Global Holdings,
                                                                                      Inc. with European operations and
                                                                                      marketing

Northpointe Capital LLC                  Delaware                                     Limited liability company for
                                                                                      investments

PanEuroLife                              Luxembourg                                   Life Insurance company providing
                                                                                      individual life insurance primarily in
                                                                                      the UK, Belgium and France

Pension Associates, Inc.                 Wisconsin                                    Pension plan administration and record
                                                                                      keeping services

Portland Investment Services, Inc.       Oregon                                       NASD registered broker-dealer

Premier Agency, Inc.                     Iowa                                         Insurance Agency

Riverview Agency, Inc.                   Texas                                        Has a pending application to become a
                                                                                      licensed insurance agency with the
                                                                                      Texas Department of Insurance

Scottsdale Indemnity Company             Ohio                                         Insurance Company

Scottsdale Insurance Company             Ohio                                         Insurance Company

Scottsdale Surplus Lines Insurance       Arizona                                      Provides excess and surplus lines
Company                                                                               insurance coverage on a non-admitted
                                                                                      basis

SVM Sales GmbH, Neckura Insurance Group  Germany                                      Recruits and supervises external sales
                                                                                      partners who obtain new business for
                                                                                      the Neckura Group as well as to offer
                                                                                      financial services

Union Bond & Trust Company               Oregon                                       Oregon state bank with trust powers

Villanova Capital, Inc.                  Delaware                                     Holding Company

Villanova Mutual Fund Capital Trust      Delaware                                     Trust designed to act as a registered
                                                                                      investment advisor

Villanova SA Capital Trust               Delaware                                     Trust designed to act as a registered
                                                                                      investment advisor

Western Heritage Insurance Company       Arizona                                      Underwrites excess and surplus lines
                                                                                      of property and casualty insurance


                    COMPANY                    STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                 ORGANIZATION          (SEE ATTACHED CHART)
                                                                     UNLESS OTHERWISE INDICATED

 *   MFS Variable Account                            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account

 *   NACo Variable Account                           Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account

 *   Nationwide DC Variable Account                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account

     Nationwide DCVA-II                              Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account

 *   Separate Account No. 1                          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account

 *   Nationwide Multi-Flex Variable Account          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account

 *   Nationwide VA Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                   Separate Account

 *   Nationwide VA Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                   Separate Account

 *   Nationwide VA Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                   Separate Account

 *   Nationwide Variable Account                     Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account

 *   Nationwide Variable Account-II                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account

 *   Nationwide Variable Account-3                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account

 *   Nationwide Variable Account-4                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account

 *   Nationwide Variable Account-5                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account

 *   Nationwide Variable Account-6                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account

 *   Nationwide Fidelity Advisor Variable            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
     Account                                                       Account

 *   Nationwide Variable Account-8                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account

 *   Nationwide Variable Account-9                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account

 *   Nationwide Variable Account-10                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
     Nationwide Variable Account-11                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account

                    COMPANY                    STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                 ORGANIZATION          (SEE ATTACHED CHART)
                                                                     UNLESS OTHERWISE INDICATED

 *   Nationwide VL Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                   Separate Account              Policies

     Nationwide VL Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                   Separate Account              Policies

 *   Nationwide VL Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                   Separate Account              Policies

 *   Nationwide VL Separate Account -D               Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                   Separate Account              Policies

 *   Nationwide VLI Separate Account                 Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                   Account                       Policies

 *   Nationwide VLI Separate Account-2               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                   Account                       Policies

 *   Nationwide VLI Separate Account-3               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                   Account                       Policies

 *   Nationwide VLI Separate Account-4               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                   Account                       Policies

     Nationwide VLI Separate Account-5               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                   Account                       Policies

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   CARIBBEAN ALLIANCE    |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|                         |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 1,900,000  |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%         $19,000,000 |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 500,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI 100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |   |---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         ALLIED          |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    DOCUMENT SOLUTIONS,  |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           INC.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-80%                   |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                                        ----------------------------
                                                                        |          WESTERN         |
                                                                        |    HERITAGE INSURANCE    |
                                                                        |          COMPANY         |
                                                                        |                          |
                                                                        |Common Stock: 4,776,076   |--------------------------------
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-100%      $57,000,000 |
                                                                        ----------------------------

                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  ------------------------------------------                                              ------------------------------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |--------------------------------------------------------------|-------------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            -----------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |Guaranty Fund                 |        |   |                              |            |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
         |Certificate                   |   |    |---|------------     Shares       |         |--|------------     Shares       |
         |-----------                   |   |    |   |                              |         |  |                              |
         |                 Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $142,943,140 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
         |                              |   |    |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |         |  |                              |
         |------------                  |   |    |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
         |                              |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |   |    |   |                              |         |  |                              |
         |                 ----         |   |    |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |         |  |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |         |  |Neckura-100%     DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |         |  |         NECKURA LIFE         |
         |           COMPANY            |   |    |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |                              |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:    4,000        |
         |                              |        |   |------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |            |                              |            |                              |
         |                 ----         |        |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |        |   |                 ----         |         |  |                 ----         |
         |Mutual-100%      $3,506,173   |        |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%     DM 15,825,681|
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |         |  |      COLUMBUS INSURANCE      |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |         |  |    BROKERAGE AND SERVICE     |
         |             (SIC)            |        |   |                              |         |  |             GmbH             |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |         |  |Common Stock:    1 Share      |
     |---|------------     Shares       |--------|---|------------     Shares       |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                              |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |         |  |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |         |  |Neckura-100%     DM 51,639    |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital                 |         |  |                              |
     |   |                              |        |   |-------------                 |         |  |                              |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |         |  |                              |
     |   --------------------------------        |   -------------------------------          |  --------------------------------
     |                                           |                                            |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |         |  |         LEBEN DIREKT         |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |         |  |                              |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |         |  |Common Stock:    4,000 Shares |
     |---|------------     Shares       |        |---|  -------------               |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                 Cost         |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 ----         |        |   |                 ----         |         |  |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |         |  |Neckura-100%     DM 4,000,000 |
     |   |                              |        |   |                              |         |  |                              |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |                                           |                   |                        |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |         |  |          AUTO DIREKT         |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |         |  |        INSURANCE COMPANY     |
     |   |           COMPANY            |        |   |                              |         |  |                              |
     |   |Common Stock:    10,000       |        |   |                              |         |  |Common Stock:    1500  Shares |
  ---|---|------------     Shares       |        |   |                              |         |--|------------                  |
         |                              |        |   |                              |         |  |                              |
         |                 Cost         |        |   |                              |         |  |                 Cost         |
         |                 ----         |        |   |                              |         |  |                 ----         |
         |SIC-100%         $10,000      |        |   |NC-100%                       |         |  |Neckura-100%     DM 1,643,149 |
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |             RP&C             |        |   |           SUN DIRECT         |         |  |           SVM SALES          |
         |         INTERNATIONAL        |        |   |        VERSICHERUNGS -       |         |  |             GmbH             |
         |                              |        |   |       AKTIENGESCLISCHAFT     |         |  |                              |
         |Common Stock:    1,000        |        |   |Common Stock:    1 Share      |         |  |Common Stock:    50 Shares    |
         |------------     Shares       |---------   |------------                  |------------|------------                  |
         |                              |            |                              |            |                              |
         |                 Cost         |            |                 Cost         |            |                 Cost         |
         |                 ----         |            |                 ----         |            |                 ----         |
         |Casualty-20.3%  $2,400,740    |            |Neckura-100%     $9,600,000   |            |Neckura-100%     DM 50,000    |
         |                              |            |                 EURO         |            |                              |
         --------------------------------            --------------------------------            --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
---------------------------------------------------------------------------------------------------------------      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |$13,642,432      100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,182,959,447 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    111,835,185 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,167 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |....|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16%     $91,600           |
  |     |                              |     |    |                              |       |     |Fire-16%         $91,742           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |....|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |             COMPANY          |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |             |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |             |                 ----              |
  |     |                 Cost         |     |    --------------------------------             |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             -------------------------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |                               |
  |     --------------------------------     |    |            (eNat)            |             -------------------------------------
  |                                          |    |                              |             |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |             |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |....|     Single Member Limited    |             |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |             |                                   |
  |     |                              |          |                              |             |                                   |
  |     |Single Member Limited         |     |----|                              |             |Common Stock:    1,000 shares      |
  |.....|Liability Company             |     |    |                              |             |-------------                      |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-100%                 |             |                                   |
  |     |Casualty-100%                 |     |    |                              |             |                                   |
  |     |                              |     |    --------------------------------             |CalFarm Insurance                  |
  |     --------------------------------     |                                                 |Company - 100%                     |
  |                                          |    --------------------------------             -------------------------------------
  |                                          |    |      DISCOVER INSURANCE      |                               |
  |     --------------------------------     |    |         COMPANY, LLC         |             -------------------------------------
  |     |       AMERICAN MARINE        |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |             |                                   |
  |     |Common Stock:   20 Shares     |     |....|     Liability Company        |             |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |             |------------                       |
  |     |                 Cost         |     |    |                              |             |                                   |
  |     |                 ----         |     |    |eNat-100%                     |             |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |       DISCOVER COMPANY       |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |
  |     |      COMPANY OF FLORIDA       |    |    |                              |
  |     |                               |    |    |      Single Member Limited   |
  |     |      Liability Company        |    |....|        Liability Company     |
  |     |Common Stock:    10,000 Shares |         |                              |
  |-----|-------------                  |         |                              |
        |                 Cost          |         |eNat-100%                     |
        |                 ----          |         |                              |
        |Casualty-100%    $300,000,000  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            June 30, 2000

                                                                                                                       (Left Side)

                             |----------------------------------|-----------------------------------|-----------------------------
                             |                                  |                                   |
               -----------------------------      -----------------------------      -----------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |
               |                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |
               | ------------  Shares      |      | ---------------           |      |               Cost        |
               |                           |      |                           |      |               ----        |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%     $3,000,000  |
               ----------------|------------      -----------------------------      -----------------------------
                               |
                               |                                                                       |--------------------------
-----------------------------  |  -----------------------------                      -----------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |
|                           |  |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |                      |                           |
| ------------  Shares      |--|--| ------------  Shares      |====                  |                           |
|                           |  |  |                           |  ||                  |                           |
|               Cost        |  |  |               Cost        |  ||                  | Common Stock: 1,000 Shares|
|               ----        |  |  |               ----        |  ||                  | ------------              |
| NW Life-100% $58,070,003  |  |  | NW Life-100% $5,996,261   |  ||                  | NFSDI-100%                |
-----------------------------  |  -----------------------------  ||                  --------------|--||----------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|   NATIONWIDE INVESTMENT   |  |  |     NATIONWIDE MUTUAL     |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|   SERVICES CORPORATION    |  |  |           FUNDS           |  ||  |    DISTRIBUTORS AGENCY    | |  ||  |                     |
|                           |  |  |                           |  ||  |      OF ALABAMA, INC.     | |  ||  |                     |
| Common Stock: 5,000       |  |  |    OHIO BUSINESS TRUST    |  ||  |                           | |  ||  |      FLORIDA        |
| ------------  Shares      |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  |      RECORDS        |===
|                           |--|  |                           |==||  | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
|                           |  |  |                           |  ||  |                           | |  ||  |        INC          |
|               Cost        |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|               ----        |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100% $529,728     |  |  |                           |  ||  | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|   NATIONWIDE FINANCIAL    |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     | |  ||  |                     |
|       ASSIGNMENT          |  |  |     SEPARATE ACCOUNT      |  ||  |        SERVICES OF        | |  ||  |                     |
|        COMPANY            |  |  |           TRUST           |  ||  |       NEW YORK, INC.      | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
|                           |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
|                           |--|  |       MASSACHUSETTS       |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |      BUSINESS TRUST       |  ||  |                           | |  ||  |      OF OHIO, INC   |
|                           |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|                           |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100%              |  |  |                           |  ||  | NFIDAI-100% $10,100       | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|      INVESTORS, LTD.      |  |  |  ASSET ALLOCATION TRUST   |  ||  |      SECURITIES CORP.     | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
| Units:                    |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
| ------                    |..|  |    OHIO BUSINESS TRUST    |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
|                           |  |  |                           |      |               Cost        | |  ||  |                     |
| NW Life-70%               |  |  |                           |      |               ----        | |  ||  |                     |
| NW Mutual-30%             |  |  |                           |      | NFIDAI-100% $153,000      | |  ||  |                     |
-----------------------------  |  -----------------------------      ----------------------------- |  ||  -----------------------
                               |                                                                   |  ||
-----------------------------  |                                     ----------------------------- |  ||  -----------------------
|        NATIONWIDE         |  |                                     |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
|       PROPERTIES, LTD.    |  |                                     |                           | |  ||  |                     |
|                           |  |                                     |                           | |  ||  |                     |
| Units:                    |..|                                     | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
| ------                    |                                        | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |                                        |                           | |  ||  |    OF TEXAS, INC    |
|                           |                                        |               Cost        | |  ||  |                     |
| NW Life-97.6%             |                                        |               ----        | |  ||  |                     |
| NW Mutual-2.4%            |                                        | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------                                        ----------------------------- |  ||  -----------------------
                                                                                                   |  ||
                                                                     ----------------------------- |  ||  -----------------------
                                                                     |   NATIONWIDE FINANCIAL    | |  ||  |                     |
                                                                     | INSTITUTION DISTRIBUTORS  | |  ||  |                     |
                                                                     |     INSURANCE AGENCY,     | |  ||  |                     |
                                                                     |       INC. OF MASS.       | |  ||  |      AFFILIATE      |
                                                                     |                           |--  ====|      AGENCY OF      |
                                                                     |Common Stock: 100 Shares   | |      |      OHIO, INC      |
                                                                     |------------               | |      |                     |
                                                                     |                           | |      |                     |
                                                                     |NFIDAI-100%                | |      |                     |
                                                                     ----------------------------- |      -----------------------
                                                                     ----------------------------- |
                                                                     |   NATIONWIDE FINANCIAL    | |
                                                                     | INSTITUTION DISTRIBUTORS  | |
                                                                     |  INSURANCE AGENCY, INC.   | |
                                                                     |       OF NEW MEXICO       |--
                                                                     |                           |
                                                                     |Common Stock: 100 Shares   |
                                                                     |------------               |
                                                                     |                           |
                                                                     |NFIDAI-100%                |
                                                                     -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,182,959,447 |
                                                  |FIRE            649,510    111,385,185 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |CLASS B      NW CORP-100%  |
                                                      ---------------|-------------
                                                                     |
-----------|-------------------------|-------------------------|--------------------------|-------------------------|
           |                         |                         |                          |                         |
-----------|------------ ------------|------------ ------------|------------ -------------|------------ ------------|-------------
|NFS DISTRIBUTORS, INC.| |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |VILLANOVA CAPITAL, INC. |
|       (NFSDI)        | |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
|                      | |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
|                      | |                       | |------------- Shares   | |                        | |NFS-96%                 |
|                      | |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
|NFS-100%              | |                       | |              ----     | |              ----      | |---------------  Shares |
|                      | | NFS-100%              | |NFS-100%   $3,500,000  | | NFS-100%     $2,839,392| |NFS-100%                |
-----------|------------ ------------------------- ------------------------- -------------------------- ------------|-------------
           |
-----------|---------|----------------|--------------------------|                        |-------------------------|---------------
-----------|-------- | ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
|NATIONAL DEFERRED | | |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | | VILLANOVA S.A. CAPITAL| |    MORLEY FINANCIAL   |
|COMPENSATION, INC.| | |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (VSA)       | |SERVICES, INC. (MORLEY)|
|                  | | |                          | |Common Stock:  236,494  | |                       | |Common Stock:  82,343  |
|                  | | |Common Stock:   Control   | |-------------  Shares   | |                       | |------------   Shares  |
|                  | | |-------------   -------   | |                        | |                       | |                       |
|NFSDI-100%        | | |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
|                  | | |Class B        NFS-100%   | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
---||--------------- | ---------------------------- -------------|------------ -----------------|------- -----------|-------------
   ||                |            |                              |                              |                   |
   ||                |            |                              |                              |                   |------------|
   ||                |            |                              |                              |                                |
   ||  --------------|------------|----------------------------  |  --------------------------  |  ----------------------------  |
   ||  |    IRVIN L. SCHWARTZ    |||   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |         NATIONWIDE       |  |
   ||  |   AND ASSOCIATES, INC.  |||SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
   ||  |                         |||                          |  |  |      NEW MEXICO        |  |  |                          |  |
   ||  |Common Stock:  Control:  |||Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
=====  |-------------  --------  |||------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
       |Class A        Other-100%|||              Cost        |  |  |               Cost     |  |  |              Cost        |  |
       |Class B        NFSDI-100%|||              ----        |  |  |               ----     |  |  |              ----        |  |
       |                         |||NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |VSA-100%      $5,000      |  |
       ---------------------------|----------------------------  |  --------------------------  |  ----------------------------  |
                                  |                              |                              |                                |
       ---------------------------|----------------------------  |  --------------------------  |  ----------------------------  |
       |    401(k) INVESTMENT    |||  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
       |      SERVICES, INC.     |||SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
       |                         |||                          |  |  |      SO. DAKOTA        |  |  |                          |  |
       |Common Stock: 1,000,000  |||Common Stock: 1,000       |  |  |Common Stock: 1,000     |  |  |                          |  |
       |------------  Shares     |-|------------- Shares      |--|--|------------- Shares    |  |==|     LUXEMBOURG SICAV     |  |--
       |                         |||              Cost        |  |  |               Cost     |  |  |                          |  |
       |               Cost      |||              ----        |  |  |               ----     |  |  |                          |  |
       |               ----      |||NRS-100%      $1,000      |  |  |NRS-100%      $1,000    |  |  |                          |  |
       |401(k)-100%    $7,800    ||----------------------------  |  --------------------------  |  ----------------------------  |
       ---------------------------|                              |                              |                                |
                                  |----------------------------  |  --------------------------  |  ----------------------------  |
       ---------------------------||   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |   ALLIED GROUP MERCHANT  |  |
       |    401(k) INVESTMENT    |||    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |    BANKING CORPORATION   |  |
       |      ADVISORS, INC.     |||         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
       |                         |||Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
       |Common Stock:  1,000     |||------------- Shares      |  |  |-------------           |     |------------- Shares      |  |
       |------------   Shares    |-|              Cost        |  |  |              Cost      |     |              Cost        |  |
       |                         |||              ----        |  |  |              ----      |     |              ----        |  |
       |               Cost      |||NRS-100%      $500        |  |  |NRS-100%      $500      |     |VSA-100%      $146,653    |  |
       |               ----      ||----------------------------  |  --------------------------     ----------------------------  |
       |401(k)-100%    $1,000    ||                              |                                                               |
       ---------------------------|----------------------------  |  --------------------------     ----------------------------  |
                                  ||   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |     |       UNION BOND         |  |
       ---------------------------||      SOLUTIONS, INS.     |  |  |   SOLUTIONS, INC.      |     |     & TRUST COMPANY      |  |
       |      401(k) COMPANY     |||       AGENCY, INC.       |  |  |     OF OHIO            |     |                          |  |
       |                         |||Common Stock: 1,000       |  |  |                        |     |Common Stock: 2,000       |  |
       |Common Stock: 855,000    |||------------- Shares      |--|==|                        |     |------------- Shares      |--|--
       |------------  Shares     |||                          |  |  |                        |     |                          |  |
       |                         |||              Cost        |  |  |                        |     |              Cost        |  |
       |              Cost       |||              ----        |  |  |                        |     |              ----        |  |
       |              ----       |-|NRS-100%      $1,000      |  |  |                        |     |Morley-100%   $50,000     |  |
       |401(k)-100%   $1,000     ||----------------------------  |  --------------------------     ----------------------------  |
       ---------------------------|                              |                                                               |
                                  |----------------------------  |  --------------------------     ----------------------------  |
       ---------------------------||  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |     |    PORTLAND INVESTMENT   |  |
       |                         |||SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |     |       SERVICES, INC.     |  |
       |                         |||                          |  |  |      OKLAHOMA          |     |                          |  |
       |  RIVERVIEW AGENCY, INC. |||Common Stock: 500         |  |  |                        |     |Common Stock: 1,000       |  |
       |                         |||------------- Shares      |--|==|                        |     |------------- Shares      |--|--
       |                         |||              Cost        |  |  |                        |     |              Cost        |  |
       |                         |=|              ----        |  |  |                        |     |              ----        |  |
       |                         | |NRS-100%      $500        |  |  |                        |     |Morley-100%   $25,000     |  |
       --------------------------- ----------------------------  |  --------------------------     ----------------------------  |
                                                                 |                                                               |
                                   ----------------------------  |  --------------------------     ----------------------------  |
                                   |   NATIONWIDE RETIREMENT  |  |  |   NATIONWIDE RETIREMENT|     |         MORLEY &         |  |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |    SOLUTIONS, INC.     |     |     ASSOCIATES, INC.     |  |
                                   |                          |  |  |      OF TEXAS          |     |                          |  |
                                   |Common Stock: 1,000       |-- ==|                        |     |Common Stock: 3,500       |--|
                                   |------------- Shares      |     |                        |     |------------- Shares      |
                                   |              Cost        |     |                        |     |              Cost        |
                                   |              ----        |     |                        |     |              ----        |
                                   |NRS-100%      $1,000      |     |                        |     |Morley-100%   $1,000      |
                                   ----------------------------     --------------------------     ----------------------------

                                                                                                                            (Right)
















-----------------------------------------------------------------------------------------------
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
         ---------------|--------------   ------------------------------- |      ----------------------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        | |      |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      | |      |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             | |      |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    | |  |---|Common Stock:  100 Shares |
         |------------                | | |------------                 | |  |   |------------              |
         |               Cost         | | |               Cost          | |  |   |               Cost       |
         |               ----         | | |               ----          | |  |   |               ----       |
         |NW Corp.-100%  $257,000,000 | | |NW Corp.-100%  $25,683,532   | |  |   |                          |
         |                            | | |------------------------------ |  |   |NW Corp.-100%  $14,603,732|
         ------------------------------ |                                 |  |   ----------------------------
                                        | |------------------------------ |  |   ----------------------------
                                        | |  MEDPROSOLUTIONS, INC.      | |  |   |    NATIONWIDE MANAGEMENT |
         ------------------------------ --|                             | |  |   |        SYSTEMS, INC.     |
         |    VILLANOVA MUTUAL FUND   | | |               Cost          | |  |   |                          |
         |     CAPITAL TRUST (VMF)    | | |               ----          | |  |---|Common Stock:  100 Shares |
----|----|                            | | |Gates-100%     $6,700,000    | |  |   |-------------             |
    |    |                            | | |                             | |  |   |               Cost       |
    |    |                            | | |                             | |  |   |               ----       |
    |    |                            | | ------------------------------- |  |   |NHP Inc.-100%  $25,149    |
    |    |                            | |                                 |  |   ----------------------------
    |    |                            | | |------------------------------ |  |   ----------------------------
    |    |   DELAWARE BUSINESS TRUST  | | |     GATES MCDONALD &        | |  |   |         NATIONWIDE       |
    |    ------------------------------ | | COMPANY OF NEW YORK, INC.   | |  |   |        AGENCY, INC.      |
    |                                   --|                             | |  |   |                          |
    |    ------------------------------ | |Common Stock:  3 Shares      | |  |---|Common Stock:  100 Shares |
    |    |        NORTHPOINTE         | | |------------                 | |      |------------              |
    |    |        CAPITAL LLC         | | |               Cost          | |      |               Cost       |
    |    |                            | | |               ----          | |      |               ----       |
    |----|                            | | |Gates-100%     $106,947      | |      |NHP Inc.-99%   $116,077   |
         |                            | | ------------------------------- |      ----------------------------
         |                            | |                                 |
         |                            | | ------------------------------- |      ----------------------------
         |VILLANOVA CAPITAL, INC.-100%| | |      GATES MCDONALD &       | |      |   MRM INVESTMENTS, INC.  |
         ------------------------------ | |     COMPANY OF NEVADA       | |      |                          |
                                        --|                             | -------|Common Stock:  1 Shares   |
         ------------------------------ | |Common Stock:  40 Shares     |        |------------              |
         |     EXCALIBER FUNDING      | | |------------                 |        |               Cost       |
         |        CORPORATION         | | |               Cost          |        |               ----       |
---------|Common Stock: 1,000 Shares  | | |               ----          |        |NW Corp.-100%  $7,000,000 |
         |-------------               | | |Gates-100%     $93,750       |        ----------------------------
         |              Cost          | | -------------------------------
         |              ----          | |
         |Morley-100%   $1,000        | | -------------------------------
         ------------------------------ | |       GATES MCDONALD        |
                                        | |      HEALTH PLUS, INC.      |
         ------------------------------ --|                             |
         |      CALIBER FUNDING       | | |Common Stock:  200 Shares    |
         |        CORPORATION         | | |------------                 |
         |                            | | |               Cost          |
---------|                            | | |               ----          |
         |                            | | |Gates-100%     $2,000,000    |
         | Morley-100%                | | -------------------------------
         |                            | |
         ------------------------------ | -------------------------------
                                        | |NEVADA INDEPENDENT COMPANIES-|
                                        | |MANUFACTURING TRANSPORTATION |
                                        | |       AND DISTRIBUTION      |
                                        --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
         ------------------------------ | -------------------------------
         |      MORLEY RESEARCH       | | |      NEVADA INDEPENDENT     |
         |      ASSOCIATES, LTD.      | | |     COMPANIES-HEALTH AND    |
---------|                            | --|           NONPROFIT         |
         |Common Stock:  1,000 Shares | | |Common Stock:  1,000 Shares  |
         |-------------               | | |------------                 |
         |               Cost         | | |                             |
         |               ----         | | |Gates-100%                   |
         |Morley-100%    $1,000       | | -------------------------------
         ------------------------------ |
                                        | -------------------------------
         ------------------------------ | |     NEVADA INDEPENDENT      |
         |       MORLEY CAPITAL       | | |   COMPANIES-CONSTRUCTION    |
         |         MANAGEMENT         | --|                             |
         |                            | | |Common Stock:  1,000 Shares  |
---------|Common Stock:  500 Shares   | | |------------                 |
         |-------------               | | |                             |
         |                Cost        | | |Gates-100%                   |
         |                ----        | | -------------------------------
         |Morley-100%     $5,000      | |
         ------------------------------ | -------------------------------
                                        | |     NEVADA INDEPENDENT      |
                                        | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      - Solid Line
                                        --|         ENTERTAINMENT       |       Contractual Association   - Double Line
                                          |                             |       Limited Liability Company - Dotted Line
                                          |Common Stock:  1,000 Shares  |
                                          |------------                 |
                                          |                             |
                                          |Gates-100%                   |       June 30, 2000
                                          -------------------------------
                                                                                                                    Page 2

Item 27.      NUMBER OF CONTRACT OWNERS

              The number of Contract Owners of Qualified and Non-Qualified Contracts as of January 31, 2000 was 2,169 and 3,689 respectively.

Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER

              (a) Nationwide Investment Services Corporation ("NISC") acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide Variable Account-II, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, Nationwide VLI Separate Account-5, Nationwide Variable Account, NACo Variable Account, Nationwide DC Variable Account, and the Nationwide DCVA II, all of which are separate investment accounts of Nationwide or its affiliates.

          (b)      NATIONWIDE INVESTMENT SERVICES CORPORATION
                             DIRECTORS AND OFFICERS

                                                                    POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER

Joseph J. Gasper                                                  Chairman of the Board and
One Nationwide Plaza                                                       Director
Columbus, OH 43215

Dimon R. McFerson                                                Chairman and Chief Executive
One Nationwide Plaza                                                 Officer and Director
Columbus, OH 43215

Richard A. Karas                                                  Vice Chairman and Director
One Nationwide Plaza
Columbus, OH 43215

Duane C. Meek                                                             President
One Nationwide Plaza
Columbus, OH 43215

Philip C. Gath                                                             Director
One Nationwide Plaza
Columbus, OH 43215

Susan A. Wolken                                                            Director
One Nationwide Plaza
Columbus, OH 43215

Robert A. Oakley                                                  Executive Vice President -
One Nationwide Plaza                                               Chief Financial Officer
Columbus, OH 43215

Robert J. Woodward, Jr.                                           Executive Vice President -
One Nationwide Plaza                                               Chief Investment Officer
Columbus, OH 43215

Mark R. Thresher                                             Senior Vice President and Treasurer
One Nationwide Plaza
Columbus, OH 43215

Barbara J. Shane                                             Vice President - Compliance Officer
Two Nationwide Plaza
Columbus, OH 43215

Alan A. Todryk                                                    Vice President - Taxation
One Nationwide Plaza
Columbus, OH 43215

John F. Delaloye                                                     Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

Glenn W. Soden                                                       Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

E. Gary Berndt                                                       Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215

                   NATIONWIDE INVESTMENT SERVICES CORPORATION
                             DIRECTORS AND OFFICERS

                                                                    POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER

Duane M. Campbell                                                    Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215

Terry C. Smetzer                                                     Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215


Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life and Annuity Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
              (b)   include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an
                    applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Code Internal Revenue is issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT



The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide Variable Account-B:



We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.

                                                                        KPMG LLP



Columbus, Ohio

April 28, 2000

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VA SEPARATE ACCOUNT-B, certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Post-Effective Amendment No. 11 and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 20th day of September, 2000.


                                 NATIONWIDE VA SEPARATE ACCOUNT-B
                          -----------------------------------------------
                                         (Registrant)
                           NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                          -----------------------------------------------
                                         (Depositor)
                                   By/s/STEVEN SAVINI, ESQ.
                          -----------------------------------------------
                                      Steven Savini, Esq.


As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 20th day of September, 2000.


               SIGNATURE                                 TITLE

LEWIS J. ALPHIN                                        Director
----------------------------------------
Lewis J. Alphin
A. I. BELL                                             Director
----------------------------------------
A. I. Bell
NANCY C. BREIT                                         Director
----------------------------------------
Nancy C. Breit
KENNETH D. DAVIS                                       Director
----------------------------------------
Kenneth D. Davis
KEITH W. ECKEL                                         Director
----------------------------------------
Keith W. Eckel
WILLARD J. ENGEL                                       Director
----------------------------------------
Willard J. Engel
FRED C. FINNEY                                         Director
----------------------------------------
Fred C. Finney
JOSEPH J. GASPER                             President and Chief Operating
----------------------------------------         Officer and Director
Joseph J. Gasper
W.G. JURGENSEN                               Chief Executive Officer Elect
----------------------------------------             and Director
W.G. Jurgensen
DIMON R. MCFERSON                            Chairman and Chief Executive
----------------------------------------         Officer and Director
Dimon R. McFerson
DAVID O. MILLER                                Chairman of the Board and
----------------------------------------               Director
David O. Miller
YVONNE L. MONTGOMERY                                   Director
----------------------------------------
Yvonne L. Montgomery
ROBERT A. OAKLEY                          Executive Vice President and Chief
----------------------------------------           Financial Officer
Robert A. Oakley
RALPH M. PAIGE                                         Director
----------------------------------------
Ralph M. Paige
JAMES F. PATTERSON                                     Director
----------------------------------------
James F. Patterson
ARDEN L. SHISLER                                       Director                         By /s/ STEVEN SAVINI
----------------------------------------                                        --------------------------------------
Arden L. Shisler                                                                            Steven Savini
ROBERT L. STEWART                                      Director                           Attorney-in-Fact
----------------------------------------
Robert L. Stewart